Schedule of Investments (unaudited)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 5.07%, 04/15/27	$174	$174,474
American Express Credit Account Master Trust
4.65%, 07/15/29	1,200	1,215,673
4.51%, 04/15/32	100	102,370
AmeriCredit Automobile Receivables Trust, 5.38%, 06/18/29	1,130	1,150,140
BA Credit Card Trust, 4.31%, 05/15/30	1,250	1,265,703
Capital One Multi-Asset Execution Trust, 3.82%, 09/16/30	500	500,247
CarMax Auto Owner Trust
4.65%, 01/16/29	1,000	1,005,091
4.47%, 01/15/31	400	405,705
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	100	112,005
4.49%, 06/21/32	200	204,772
Ford Credit Auto Lease Trust, 4.23%, 12/15/28	500	502,615
Ford Credit Floorplan Master Owner Trust A, 4.06%, 09/15/30	250	250,775
GM Financial Consumer Automobile Receivables Trust, 5.28%, 10/16/29	850	866,025
Honda Auto Receivables Owner Trust, 3.98%, 06/17/30	250	250,877
Hyundai Auto Receivables Trust
4.32%, 10/15/29	1,000	1,006,450
4.40%, 04/15/31	500	506,435
John Deere Owner Trust, 4.06%, 06/15/29	1,430	1,433,155
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	400	406,623
Santander Drive Auto Receivables Trust
5.23%, 12/15/28	210	210,965
4.67%, 08/15/29	500	502,429
Synchrony Card Funding LLC, 4.49%, 05/15/31	300	303,783
Toyota Auto Receivables Owner Trust
4.34%, 11/15/29	100	100,824
4.42%, 08/15/28	250	251,173
Verizon Master Trust, 4.17%, 08/20/30	1,200	1,206,431
Volkswagen Auto Lease Trust
4.50%, 06/20/28	250	252,241
4.01%, 01/22/29	200	200,385
WF Card Issuance Trust, 4.29%, 10/15/29	1,100	1,110,114
World Omni Auto Receivables Trust, 4.34%, 09/16/30	500	503,918
Total Asset-Backed Securities — 0.4% (Cost: $15,876,294)		16,001,398
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.1%
Bank
3.46%, 01/15/63(a)	200	175,172
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	815	802,745
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(a)	500	488,196
Bank5
5.28%, 08/15/63	500	518,915
5.88%, 08/15/57	500	525,246
6.50%, 12/15/56	433	456,170
BBCMS Mortgage Trust
2.69%, 11/15/54	1,000	901,368
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.02%, 09/15/58	$500	$513,860
5.12%, 09/15/57	500	513,340
5.48%, 11/15/58	400	413,609
5.72%, 02/15/62	500	536,624
5.83%, 11/15/57(a)	250	261,180
6.00%, 09/15/56(a)	2,000	2,170,355
6.37%, 12/15/55(a)	100	105,073
6.51%, 09/15/56(a)	500	532,734
Series 2018-C2, Class A5, 4.31%, 12/15/51	500	499,458
Series 2020-C7, Class A5, 2.04%, 04/15/53	296	267,469
BBCMS Trust, 2.27%, 07/15/54	250	237,134
Benchmark Mortgage Trust
1.93%, 07/15/53	500	444,259
2.64%, 11/15/54(a)	250	201,002
3.93%, 03/15/52	926	922,040
5.33%, 02/15/58	500	509,307
5.36%, 05/15/55	250	254,905
6.06%, 08/15/57(a)	500	522,241
6.09%, 04/15/57(a)	250	262,552
6.79%, 03/15/57	500	525,152
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	132	131,992
Series 2018-B6, Class AAB, 4.17%, 10/10/51	140	140,316
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	96,822
Series 2020-B21, Class A4, 1.70%, 12/17/53	1,200	1,073,908
Series 2020-B21, Class A5, 1.98%, 12/17/53	800	712,248
BMO Mortgage Trust
4.97%, 07/15/54(a)	489	491,624
5.58%, 05/15/58	200	209,192
5.74%, 02/15/57	1,000	1,038,686
5.88%, 09/15/57(a)	200	200,096
5.89%, 11/15/57(a)	303	314,967
6.41%, 11/15/57(a)	928	966,732
CD Mortgage Trust
3.35%, 11/10/49	748	745,143
3.91%, 11/13/50(a)	100	95,155
Citigroup Commercial Mortgage Trust
4.05%, 12/15/72(a)	200	182,405
Series 2019-C7, Class A4, 3.10%, 12/15/72	500	477,647
CSAIL Commercial Mortgage Trust
4.05%, 03/15/52	200	197,850
4.45%, 04/15/51(a)	400	388,373
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	250	244,718
Federal Home Loan Mortgage Corp.
4.40%, 06/25/35(a)	500	501,070
4.94%, 11/25/30(a)	500	519,238
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	1,000	972,577
3.78%, 11/25/32(a)	2,000	1,956,805
4.43%, 02/25/33(a)	2,400	2,434,393
4.57%, 12/25/28	400	407,174
4.65%, 08/25/28(a)	1,000	1,018,308
4.76%, 10/25/34	900	929,076
5.40%, 01/25/29	5,000	5,209,511
5.40%, 01/25/29	1,000	1,040,659
Federal National Mortgage Association-ACES
1.32%, 05/25/30	244	221,082
2.40%, 11/25/31	500	457,680
Freddie Mac Multifamily Structured Pass Through Certificates, 4.66%, 12/25/34(a)	500	512,218

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50	$377	$374,980
Morgan Stanley BAML Trust, 5.64%, 03/15/58	185	193,908
Morgan Stanley Capital I Trust, 2.75%, 06/15/54(a)	1,000	883,281
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	2,000	2,137,074
UBS Commercial Mortgage Trust
4.03%, 08/15/51	2,000	1,986,787
4.67%, 12/15/51(a)	250	247,027
Series 2018-C12, Class ASB, 4.19%, 08/15/51	205	204,312
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	492,235
5.92%, 11/15/57(a)	500	527,148
6.23%, 01/15/58(a)	500	513,109
Class A4, 2.34%, 08/15/54	460	411,073
Class ASB, 4.17%, 05/15/51	478	477,777
Series 2018-C46, Class AS, 4.38%, 08/15/51	250	248,005
Series 2019-C51, Class A4, 3.31%, 06/15/52	2,000	1,908,504
Series 2019-C54, Class A4, 3.15%, 12/15/52	1,000	956,273
Series 2020-C56, Class A5, 2.45%, 06/15/53	130	120,915
		49,130,179
Total Collateralized Mortgage Obligations — 1.1% (Cost: $49,198,900)		49,130,179
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
5.38%, 06/15/33	167	169,394
5.40%, 10/01/48	275	258,422
		427,816
Aerospace & Defense — 0.2%
Embraer Netherlands Finance BV, 5.98%, 02/11/35	10	10,613
Hexcel Corp., 4.20%, 02/15/27	695	691,205
Howmet Aerospace Inc., 5.95%, 02/01/37	35	38,287
L3Harris Technologies Inc., 5.50%, 08/15/54	50	49,860
Northrop Grumman Corp.
4.90%, 06/01/34	570	581,020
4.95%, 03/15/53	355	326,389
5.20%, 06/01/54	580	553,957
RTX Corp.
1.90%, 09/01/31	45	39,604
2.25%, 07/01/30	709	653,907
2.38%, 03/15/32	35	31,278
3.13%, 07/01/50	236	161,415
3.75%, 11/01/46	282	222,178
4.05%, 05/04/47	292	240,151
4.15%, 05/15/45	225	190,418
4.35%, 04/15/47	337	289,987
4.45%, 11/16/38	330	313,611
4.50%, 06/01/42	418	381,686
4.63%, 11/16/48	244	216,417
4.70%, 12/15/41	122	114,760
4.80%, 12/15/43	200	187,150
4.88%, 10/15/40	205	200,720
5.38%, 02/27/53	95	92,950
5.40%, 05/01/35	145	153,507
5.70%, 04/15/40	95	100,830
6.00%, 03/15/31	20	21,625
Security	Par (000)	Value
Aerospace & Defense (continued)
6.05%, 06/01/36	$85	$93,381
6.10%, 03/15/34	35	38,637
6.13%, 07/15/38	260	288,135
6.40%, 03/15/54	70	78,475
7.50%, 09/15/29	45	50,282
		6,412,435
Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	135	84,437
2.90%, 03/01/32	50	46,089
3.25%, 03/27/30	288	278,319
3.75%, 09/15/47	169	132,801
4.02%, 04/16/43	43	36,551
4.50%, 08/15/33	165	165,864
4.50%, 03/15/49	95	82,825
4.54%, 03/26/42	62	57,219
5.38%, 09/15/35	60	63,780
5.94%, 10/01/32	257	281,695
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,795	1,656,278
3.75%, 09/25/27	969	965,136
4.10%, 01/07/28	505	506,239
4.20%, 09/17/29	670	670,924
4.55%, 08/04/30	100	101,166
4.65%, 09/17/34	125	123,796
5.15%, 08/04/35	1,100	1,125,648
		6,378,767
Apparel — 0.0%
Tapestry Inc.
4.13%, 07/15/27	92	91,894
5.10%, 03/11/30	25	25,689
		117,583
Auto Manufacturers — 0.3%
American Honda Finance Corp.
1.80%, 01/13/31	580	511,917
2.00%, 03/24/28	330	315,264
2.25%, 01/12/29	455	430,240
3.50%, 02/15/28	50	49,488
4.45%, 10/22/27	175	176,448
4.60%, 04/17/30	115	116,477
4.70%, 01/12/28	30	30,405
4.85%, 10/23/31	60	61,260
4.90%, 07/09/27	100	101,381
4.90%, 01/10/34	330	332,842
5.05%, 07/10/31	10	10,294
Cummins Inc.
1.50%, 09/01/30	1,104	987,236
2.60%, 09/01/50	555	343,942
4.25%, 05/09/28	50	50,432
4.70%, 02/15/31	100	102,487
4.88%, 10/01/43	447	438,720
4.90%, 02/20/29	170	175,139
5.15%, 02/20/34	1,080	1,123,659
5.30%, 05/09/35	100	104,351
5.45%, 02/20/54	3,565	3,564,042
General Motors Co.
5.00%, 04/01/35(b)	140	138,570
5.15%, 04/01/38	165	160,177
5.20%, 04/01/45	299	271,932
5.40%, 04/01/48(b)	130	119,482

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.95%, 04/01/49	$200	$196,261
6.25%, 10/02/43	215	220,782
6.60%, 04/01/36	256	279,936
6.75%, 04/01/46	189	204,962
General Motors Financial Co. Inc.
2.35%, 01/08/31	290	260,465
2.40%, 10/15/28	50	47,661
2.70%, 06/10/31	340	307,721
3.10%, 01/12/32	200	182,196
3.60%, 06/21/30	135	129,951
4.30%, 04/06/29	235	234,637
5.45%, 09/06/34	5	5,092
5.65%, 01/17/29	50	51,864
5.85%, 04/06/30	25	26,334
5.95%, 04/04/34	5	5,262
6.40%, 01/09/33	345	373,495
Honda Motor Co. Ltd., 2.97%, 03/10/32	235	215,624
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	317	377,664
		12,836,092
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	579	377,063
3.25%, 03/01/32	250	233,218
4.15%, 05/01/52	340	265,171
4.35%, 03/15/29	295	296,978
4.40%, 10/01/46	79	64,426
5.40%, 03/15/49	132	122,317
5.75%, 09/13/54	220	214,414
BorgWarner Inc.
4.38%, 03/15/45	136	115,776
5.40%, 08/15/34	35	36,227
Lear Corp.
3.50%, 05/30/30	199	191,126
3.55%, 01/15/52	145	98,948
3.80%, 09/15/27	146	145,041
4.25%, 05/15/29	312	311,781
5.25%, 05/15/49	152	138,784
		2,611,270
Banks — 5.1%
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 0.01)(a)	280	299,625
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)	45	52,766
Banco Santander SA
2.75%, 12/03/30	235	214,580
2.96%, 03/25/31	430	400,404
3.23%, 11/22/32, (1-year CMT + 1.60%)(a)	235	215,584
3.31%, 06/27/29	40	38,914
3.49%, 05/28/30	10	9,651
3.80%, 02/23/28	130	128,942
4.18%, 03/24/28, (1-year CMT + 2.00%)(a)	845	844,234
4.25%, 04/11/27	20	20,037
4.38%, 04/12/28	600	602,504
4.55%, 11/06/30	200	201,000
5.13%, 11/06/35	200	201,743
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	30	31,105
6.03%, 01/17/35	60	64,854
6.35%, 03/14/34	400	433,014
6.61%, 11/07/28	15	16,042
6.92%, 08/08/33	475	530,128
Security	Par (000)	Value
Banks (continued)
6.94%, 11/07/33	$100	$115,245
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	115	103,687
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	410	367,446
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	185	176,216
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	250	224,326
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	515	453,454
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	338	315,948
2.55%, 02/04/28, (1-day SOFR + 1.05%)(a)	105	103,154
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	170	154,304
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	384	358,771
2.68%, 06/19/41, (1-day SOFR + 1.93%)(a)	200	150,464
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	480	442,104
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)	394	256,603
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	103	98,270
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	542	498,606
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)	642	431,640
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	225	217,951
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)	260	208,100
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(a)	520	513,811
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(a)	135	133,944
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(a)	75	74,621
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	445	420,866
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)	246	200,358
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(a)	365	364,263
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	311	309,591
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(a)	5	4,525
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)	1,186	977,804
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)	685	647,758
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(a)	445	447,422
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(a)	568	487,784
4.38%, 04/27/28, (1-day SOFR + 1.58%)(a)	95	95,353
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)	655	582,121
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	910	913,997
4.88%, 04/01/44	396	381,918
4.95%, 07/22/28, (1-day SOFR + 2.04%)(a)	220	223,106
5.00%, 01/21/44	563	554,433
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	915	940,885
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	325	333,214
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	815	848,669
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	75	77,280
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	225	236,953
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	225	232,488
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	45	47,263
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	320	344,947
5.88%, 02/07/42	329	355,172

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.11%, 01/29/37	$575	$625,629
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	135	140,359
7.75%, 05/14/38	475	583,366
Series L, 4.18%, 11/25/27	330	330,458
Series L, 4.75%, 04/21/45(b)	50	45,621
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	215	198,262
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(a)	500	371,122
Bank of Montreal
2.65%, 03/08/27	65	63,983
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	20	17,998
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	1,135	1,118,692
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(a)	75	75,116
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	160	163,165
5.51%, 06/04/31	75	79,268
5.72%, 09/25/28	75	78,315
Series H, 4.70%, 09/14/27	165	167,136
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27	195	191,135
2.50%, 01/26/32	120	109,535
3.00%, 10/30/28	444	432,006
3.25%, 05/16/27	197	195,437
3.30%, 08/23/29	700	680,996
3.40%, 01/29/28	435	431,594
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(a)	909	903,268
3.85%, 04/28/28	700	701,956
3.85%, 04/26/29	120	120,058
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)	95	95,110
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	130	128,813
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	55	55,384
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	90	91,060
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	135	136,497
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	125	128,683
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	85	87,164
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	105	109,056
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	225	233,150
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	150	155,911
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	125	130,356
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	40	41,993
5.83%, 10/25/33, (1-day SOFR Index + 2.74%)(a)	80	86,548
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	215	241,247
Series J, 1.90%, 01/25/29	150	141,407
Bank of Nova Scotia (The)
1.95%, 02/02/27	510	498,821
2.15%, 08/01/31	1,505	1,344,311
2.45%, 02/02/32	285	255,106
2.95%, 03/11/27	1,120	1,106,718
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	150	149,843
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	150	149,958
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	305	306,649
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	7,455	7,281,777
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	120	121,774
4.85%, 02/01/30	470	482,036
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	215	218,939
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	365	376,478
Security	Par (000)	Value
Banks (continued)
5.25%, 06/12/28	$50	$51,558
5.35%, 12/07/26	315	319,302
5.40%, 06/04/27	1,430	1,461,239
5.45%, 08/01/29	530	553,762
5.65%, 02/01/34	140	149,752
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	130	120,349
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	305	278,364
2.89%, 11/24/32, (1-year CMT + 1.30%)(a)	735	668,492
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	285	269,289
4.34%, 01/10/28	275	275,533
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	400	402,353
4.84%, 05/09/28	565	568,395
4.95%, 01/10/47	480	446,124
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	465	472,962
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	410	417,875
5.09%, 06/20/30, (3-mo. SOFR US + 3.31%)(a)	465	473,141
5.25%, 08/17/45	195	189,172
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	280	286,251
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	400	414,053
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	380	387,744
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	300	312,395
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)	45	47,519
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	530	559,829
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)	400	414,456
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)	200	212,835
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	260	281,391
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)	230	255,751
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)	295	331,454
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	240	276,455
BPCE SA, 3.38%, 12/02/26	1,020	1,013,829
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	135	128,994
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	75	75,690
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	1,125	1,142,572
4.86%, 01/13/28, (1-day SOFR + 0.72%)(a)	25	25,207
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	1,050	1,066,545
5.00%, 04/28/28	385	393,868
5.24%, 06/28/27	155	158,097
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	1,025	1,062,205
5.26%, 04/08/29	165	171,140
5.99%, 10/03/28	170	178,868
6.09%, 10/03/33	600	655,965
Capital One NA
2.70%, 02/06/30	230	216,720
4.65%, 09/13/28	485	492,458
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	245	223,145
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	350	324,986
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	190	174,811
3.07%, 02/24/28, (1-day SOFR + 1.28%)(a)	380	375,181
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(a)	150	148,382
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(a)	140	139,054
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	662	633,550
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)	575	512,710
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(a)	165	164,566

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	$185	$183,649
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(a)	171	170,875
4.13%, 07/25/28	281	281,062
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(a)	269	229,441
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	355	355,679
4.45%, 09/29/27	647	650,118
4.65%, 07/30/45	424	386,659
4.65%, 07/23/48	715	642,876
4.66%, 05/24/28, (1-day SOFR + 1.89%)(a)	25	25,204
4.75%, 05/18/46	140	124,849
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	330	336,072
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	70	72,029
5.30%, 05/06/44	236	229,857
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)	390	395,149
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	25	25,258
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	220	229,572
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	480	501,594
5.88%, 02/22/33	276	295,957
5.88%, 01/30/42	390	414,476
6.00%, 10/31/33	212	229,325
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	115	121,251
6.13%, 08/25/36	70	75,088
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	560	598,769
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	285	312,279
6.63%, 01/15/28	338	357,099
6.63%, 06/15/32	512	569,869
6.68%, 09/13/43	186	210,070
8.13%, 07/15/39	639	826,621
Citizens Financial Group Inc.
2.50%, 02/06/30	195	180,393
3.25%, 04/30/30	30	28,590
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	205	208,654
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	25	27,531
Comerica Inc., 4.00%, 02/01/29(b)	364	360,449
Cooperatieve Rabobank UA
5.25%, 05/24/41	81	82,108
5.25%, 08/04/45	152	145,819
5.75%, 12/01/43	262	268,387
Deutsche Bank AG/New York NY
2.55%, 01/07/28, (1-day SOFR + 1.32%)(a)	525	515,060
3.04%, 05/28/32, (1-day SOFR + 1.72%)(a)	490	451,157
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	690	657,469
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	10	9,478
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	35	32,665
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	90	90,125
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	215	218,085
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	345	350,967
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	150	154,107
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	150	153,136
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(b)	415	425,008
5.88%, 07/08/31, (1-day SOFR + 5.44%)(a)	5	5,197
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	215	225,324
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	370	395,293
7.08%, 02/10/34, (1-day SOFR + 3.65%)(a)	200	219,821
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	25	24,479
8.25%, 03/01/38	201	248,958
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Capital I, 6.35%, 02/15/34	$205	$218,767
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	315	280,576
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	470	422,511
2.60%, 02/07/30	147	138,166
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	397	363,231
2.64%, 02/24/28, (1-day SOFR + 1.11%)(a)	350	343,725
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	660	597,620
2.91%, 07/21/42, (1-day SOFR + 1.47%)(a)	130	96,870
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	680	629,212
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)	282	219,759
3.44%, 02/24/43, (1-day SOFR + 1.63%)(a)	80	63,325
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(a)	347	344,750
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(a)	572	568,044
3.85%, 01/26/27	457	456,190
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(a)	745	676,719
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	725	725,563
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(a)	735	736,460
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	725	725,845
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)	539	505,974
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	40	40,651
4.75%, 10/21/45	616	566,179
4.80%, 07/08/44	550	517,091
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	725	728,130
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	430	436,599
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	290	297,899
5.15%, 05/22/45	5	4,761
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	210	217,601
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)	250	259,061
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	645	669,556
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	365	382,785
5.73%, 04/25/30, (1-day SOFR + 0.27%)(a)	40	41,898
5.73%, 01/28/56, (1-day SOFR + 1.70%)(a)	335	348,337
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	50	53,688
5.95%, 01/15/27	155	158,280
6.13%, 02/15/33	725	798,973
6.25%, 02/01/41	545	601,799
6.45%, 05/01/36	249	274,644
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	210	236,181
6.75%, 10/01/37	696	783,524
HSBC Bank USA N.A
5.63%, 08/15/35	15	15,801
5.88%, 11/01/34	365	389,717
HSBC Bank USA NA, 7.00%, 01/15/39	650	767,769
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	490	465,384
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	185	168,875
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	775	710,015
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	295	276,332
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	120	109,229
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	985	974,899
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(a)	680	678,937
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(a)	620	625,766

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	$440	$443,638
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	25	24,935
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	205	208,051
4.95%, 03/31/30	695	715,256
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	200	205,530
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	200	206,650
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	200	206,882
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)	35	36,492
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	220	228,538
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)	265	281,178
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)	30	31,710
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	200	212,425
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)	5	5,243
6.10%, 01/14/42	575	628,873
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	290	317,261
6.50%, 05/02/36	190	206,204
6.50%, 09/15/37	400	443,313
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)	390	423,929
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	200	211,670
7.40%, 11/13/34, (1-day SOFR + 3.02%)(a)	235	269,058
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	200	235,533
HSBC Holdings PLC,
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	200	201,461
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	200	201,824
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	145	125,534
2.55%, 02/04/30	544	506,646
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	65	65,309
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	192	194,120
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	25	25,814
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	40	42,069
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(a)	235	236,329
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	485	447,921
3.95%, 03/29/27	945	943,742
4.05%, 04/09/29	260	259,480
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)	210	206,913
4.55%, 10/02/28	275	278,728
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	200	203,050
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	215	220,975
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	1,005	1,041,024
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	1,010	1,057,118
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	1,445	1,512,440
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	130	141,362
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	180	160,284
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	145	129,300
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	250	233,450
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	270	244,257
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	212	194,745
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	281	267,040
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(a)	75	70,795
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	570	525,674
Security	Par (000)	Value
Banks (continued)
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)	$273	$217,537
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)	713	495,498
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)	680	492,310
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(a)	542	536,234
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(a)	285	283,038
3.63%, 12/01/27	90	89,443
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	240	236,723
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(a)	130	129,597
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)	583	530,519
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(a)	416	338,221
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)	621	510,783
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(a)	492	491,478
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)	375	313,016
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(a)	495	496,529
4.25%, 10/01/27	215	216,515
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)	559	483,828
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	679	686,464
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	292	295,817
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	627	632,569
4.85%, 02/01/44	376	361,559
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	1,090	1,119,525
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	520	529,872
4.95%, 06/01/45	242	232,207
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	610	636,147
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	320	334,888
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	560	587,799
5.40%, 01/06/42	405	416,643
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	515	543,903
5.50%, 10/15/40	400	422,679
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	195	207,282
5.60%, 07/15/41	500	527,697
5.63%, 08/16/43	5	5,207
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	545	581,866
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	210	226,014
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	490	542,984
6.40%, 05/15/38	580	664,634
8.75%, 09/01/30	690	813,598
KeyBank N.A., 3.90%, 04/13/29	92	90,556
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	95	94,667
KeyCorp, 2.55%, 10/01/29	340	320,755
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	1,113	727,024
0.00%, 06/29/37(c)	825	509,915
0.75%, 09/30/30	1,365	1,191,903
1.75%, 09/14/29	1,011	945,913
2.88%, 04/03/28	2,722	2,683,205
3.00%, 05/20/27	230	228,094

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.75%, 02/15/28	$1,980	$1,989,716
3.75%, 07/15/30	120	120,659
4.63%, 03/18/30	255	265,229
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	195	190,950
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(a)	5	3,759
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	305	301,894
3.75%, 01/11/27	290	289,220
4.34%, 01/09/48	325	270,841
4.38%, 03/22/28	230	231,573
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	400	401,191
4.55%, 08/16/28	815	824,457
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	200	203,197
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)	200	199,512
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	105	107,206
5.30%, 12/01/45	160	153,058
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	335	351,359
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	335	354,553
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	200	209,701
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	305	316,507
6.07%, 06/13/36, (1-year CMT + 1.60%)(a)	230	243,221
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	455	532,138
Mitsubishi UFJ Financial Group Inc.
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	240	214,780
2.34%, 01/19/28, (1-year CMT + 0.83%)(a)	195	191,167
2.49%, 10/13/32, (1-year CMT + 0.97%)(a)	160	143,937
2.56%, 02/25/30	5	4,682
2.85%, 01/19/33, (1-year CMT + 1.10%)(a)	400	364,063
3.20%, 07/18/29	260	251,765
3.29%, 07/25/27	220	217,966
3.68%, 02/22/27	90	89,768
3.74%, 03/07/29	185	183,403
3.75%, 07/18/39	370	326,849
3.96%, 03/02/28	5	5,006
4.05%, 09/11/28	115	115,394
4.08%, 04/19/28, (1-year CMT + 1.30%)(a)	15	14,997
4.15%, 03/07/39(b)	179	168,992
4.29%, 07/26/38	220	211,339
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	35	34,572
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	145	149,895
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	205	210,470
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)	110	115,734
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	385	396,235
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)	120	126,200
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)	5	5,264
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	40	35,944
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	285	253,540
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	15	13,665
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)	265	236,136
2.56%, 09/13/31	235	210,682
2.59%, 05/25/31, (3-mo. CME Term SOFR +1.33%)(a)	202	187,702
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(a)	120	114,177
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	237	228,350
3.17%, 09/11/27	75	74,037
Security	Par (000)	Value
Banks (continued)
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	$10	$9,700
3.66%, 02/28/27	90	89,669
4.02%, 03/05/28	260	260,691
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(a)	364	365,220
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	400	405,998
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	420	435,523
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	200	207,552
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	40	41,671
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)	205	215,843
5.59%, 07/10/35, (1-year CMT + 1.30%)(a)	215	226,516
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	115	119,218
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	200	212,746
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	135	143,800
5.75%, 07/06/34, (1-year CMT + 1.90%)(a)	225	239,904
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	315	327,943
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	545	480,047
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	195	171,681
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	505	450,517
2.48%, 01/21/28, (1-day SOFR + 1.00%)(a)	210	206,217
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	110	96,908
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	465	418,921
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	287	269,762
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)	445	288,111
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	255	234,029
3.59%, 07/22/28(a)	732	725,300
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	374	364,298
3.63%, 01/20/27	570	568,164
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(a)	634	629,755
3.95%, 04/23/27	510	509,939
3.97%, 07/22/38(a)	845	768,798
4.21%, 04/20/28, (1-day SOFR + 1.61%)(a)	20	20,031
4.30%, 01/27/45	830	730,853
4.38%, 01/22/47	612	538,603
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	297	299,314
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)	655	620,212
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	305	309,596
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	45	46,079
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	30	30,602
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	120	123,268
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	130	132,791
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	365	373,658
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	250	258,934
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	185	191,351
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	300	311,463
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	420	430,332
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	260	270,155
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	365	382,906
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	115	118,877
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	270	282,846
5.52%, 11/19/55, (1-day SOFR + 1.71%)(a)	285	288,274
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	205	216,468
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)	328	334,627
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	35	36,590
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	140	148,647
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	595	638,337
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	420	442,997

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	$425	$449,468
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	325	337,744
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	305	336,972
6.38%, 07/24/42	596	673,596
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	140	157,429
7.25%, 04/01/32	800	928,071
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	220	220,177
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	170	170,600
Morgan Stanley Bank N.A., 5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	250	254,808
National Bank of Canada
4.50%, 10/10/29	3,910	3,956,430
4.95%, 02/01/28, (1-day SOFR + 0.80%)(a)	260	262,657
5.60%, 12/18/28	3,873	4,046,483
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	445	410,505
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)	170	167,528
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	734	738,030
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	540	549,152
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	945	967,634
5.58%, 03/01/28, (1-year CMT + 1.10%)(a)	200	203,524
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)	270	287,250
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	205	213,732
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	220	231,232
Northern Trust Corp.
3.15%, 05/03/29	1,066	1,039,714
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	125	122,988
3.65%, 08/03/28	549	547,147
6.13%, 11/02/32	50	54,753
PNC Bank N.A.
3.10%, 10/25/27	255	251,338
3.25%, 01/22/28	215	212,665
4.05%, 07/26/28	250	250,041
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)	250	251,517
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	55	49,631
2.55%, 01/22/30	515	485,460
3.15%, 05/19/27	245	242,332
3.45%, 04/23/29	668	658,124
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	60	59,656
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	240	245,012
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	250	256,178
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	295	302,855
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	260	269,449
5.30%, 01/21/28, (1-day SOFR + 1.34%)(a)	20	20,271
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	75	76,851
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	80	82,915
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	305	317,625
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	105	109,446
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	321	332,750
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	135	141,833
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	235	248,686
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	255	275,202
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	230	248,999
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	410	465,865
Regions Bank/Birmingham AL, 6.45%, 06/26/37	268	292,658
Security	Par (000)	Value
Banks (continued)
Regions Financial Corp.
1.80%, 08/12/28	$165	$155,392
7.38%, 12/10/37	278	321,868
Royal Bank of Canada
2.05%, 01/21/27	90	88,242
2.30%, 11/03/31	5	4,508
3.63%, 05/04/27	285	284,158
3.88%, 05/04/32	195	190,044
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	300	299,528
4.24%, 08/03/27	560	563,514
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	300	299,786
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	45	45,409
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(a)	95	96,435
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	75	76,177
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(a)	100	100,899
4.88%, 01/19/27	80	80,885
4.90%, 01/12/28	510	520,611
4.95%, 02/01/29	255	262,489
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	100	101,784
4.97%, 08/02/30, (1-day SOFR + 1.00%)(a)	105	107,651
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(a)	100	102,632
5.00%, 02/01/33	605	625,604
5.00%, 05/02/33	385	397,969
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	100	103,235
5.15%, 02/01/34	220	231,103
5.20%, 08/01/28	320	330,329
6.00%, 11/01/27	325	337,683
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(a)	560	548,707
4.40%, 07/13/27	1,187	1,190,432
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	50	51,160
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	175	178,587
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	205	212,287
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	65	67,892
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	65	69,779
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	45	46,901
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	87	91,014
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)	55	61,730
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.22%)(a)	490	480,502
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	155	142,655
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	410	406,782
4.32%, 09/22/29, (1-day SOFR Index + 1.70%)(a)	200	200,251
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	10	10,144
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(a)	200	199,683
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	80	83,739
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	65	67,984
State Street Corp.
2.40%, 01/24/30	995	940,184
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	85	77,024
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	338	319,271
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(a)	317	318,663

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	$20	$19,667
4.54%, 02/28/28	55	55,843
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	40	40,840
4.73%, 02/28/30	50	51,284
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	75	75,214
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	15	15,273
4.83%, 04/24/30	50	51,564
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	20	20,609
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	20	20,810
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	60	62,925
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	1,050	924,111
1.90%, 09/17/28	495	467,427
2.13%, 07/08/30	1,020	930,519
2.14%, 09/23/30	55	49,792
2.30%, 01/12/41	450	319,965
2.47%, 01/14/29	55	52,509
2.72%, 09/27/29	100	95,037
2.75%, 01/15/30	190	179,528
3.04%, 07/16/29	535	514,751
3.35%, 10/18/27	272	269,046
3.36%, 07/12/27	283	280,494
3.45%, 01/11/27	227	225,687
3.54%, 01/17/28	190	188,488
3.94%, 07/19/28	175	175,102
4.31%, 10/16/28	213	214,898
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	470	485,098
5.42%, 07/09/31	100	105,111
5.52%, 01/13/28	140	144,408
5.56%, 07/09/34	530	562,110
5.63%, 01/15/35	575	614,447
5.71%, 01/13/30	10	10,559
5.77%, 01/13/33	410	439,437
5.78%, 07/13/33	250	268,330
5.80%, 07/13/28	205	214,066
5.81%, 09/14/33	140	150,823
5.85%, 07/13/30	200	213,728
Synchrony Bank, 5.63%, 08/23/27	545	556,021
Toronto-Dominion Bank (The)
2.00%, 09/10/31	190	170,140
2.45%, 01/12/32	70	62,701
3.20%, 03/10/32	70	65,463
4.46%, 06/08/32	365	365,959
4.78%, 12/17/29	90	92,247
4.81%, 06/03/30	200	204,674
4.93%, 10/15/35	50	50,569
4.99%, 04/05/29	110	113,078
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	50	50,799
5.16%, 01/10/28	350	358,026
5.30%, 01/30/32	175	183,610
5.52%, 07/17/28	540	560,062
Truist Bank, 2.25%, 03/11/30	250	229,763
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	470	471,053
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	155	158,215
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	75	79,271
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	215	229,196
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	395	344,626
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	60	54,188
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	295	298,791
Security	Par (000)	Value
Banks (continued)
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	$145	$146,283
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	110	116,869
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	220	228,917
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	108	115,915
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	245	262,667
UBS AG/London, 5.65%, 09/11/28	1,120	1,170,417
Wells Fargo & Co.
4.40%, 06/14/46	710	603,992
4.65%, 11/04/44	200	177,975
4.75%, 12/07/46	545	486,359
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)	250	234,524
5.61%, 01/15/44	315	317,315
5.95%, 12/01/86	235	245,738
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	190	172,087
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	335	303,107
3.35%, 03/08/27	338	336,210
3.40%, 01/25/28	652	646,571
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	209	205,883
4.32%, 11/23/31, (5-year USD ICE Swap + 2.24%)(a)	469	468,406
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	70	72,642
		219,439,689
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	1,087	1,087,555
4.90%, 02/01/46	1,310	1,233,313
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	100	91,400
4.70%, 02/01/36	821	818,786
4.90%, 02/01/46	383	359,156
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	620	607,231
4.38%, 04/15/38	514	494,641
4.44%, 10/06/48	470	411,482
4.60%, 04/15/48	5	4,523
4.75%, 01/23/29	356	364,155
4.75%, 04/15/58	220	196,826
4.90%, 01/23/31	448	465,586
4.95%, 01/15/42	337	327,236
5.00%, 06/15/34	160	166,351
5.45%, 01/23/39	358	375,124
5.55%, 01/23/49	698	709,796
5.80%, 01/23/59	328	342,194
5.88%, 06/15/35	175	192,940
8.00%, 11/15/39	109	140,663
8.20%, 01/15/39	320	416,125
Brown-Forman Corp.
4.00%, 04/15/38	63	57,277
4.50%, 07/15/45	259	227,828
Coca-Cola Co. (The)
1.00%, 03/15/28	460	433,606
1.38%, 03/15/31	640	562,136
1.65%, 06/01/30	346	313,602
2.00%, 03/05/31	230	209,074
2.13%, 09/06/29	120	113,096
2.25%, 01/05/32	250	226,927
2.50%, 06/01/40	417	314,348
2.50%, 03/15/51	85	52,170

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.60%, 06/01/50	$453	$287,144
2.75%, 06/01/60	179	107,939
2.90%, 05/25/27	305	301,735
3.00%, 03/05/51	165	112,707
3.45%, 03/25/30	30	29,474
4.20%, 03/25/50	330	282,745
4.65%, 08/14/34(b)	145	148,987
5.00%, 05/13/34	120	125,935
5.20%, 01/14/55	215	212,135
5.30%, 05/13/54	60	59,876
5.40%, 05/13/64	230	229,036
Constellation Brands Inc.
3.75%, 05/01/50	101	74,905
4.10%, 02/15/48	90	71,624
4.50%, 05/09/47	102	85,898
5.25%, 11/15/48	106	99,469
Diageo Capital PLC
2.00%, 04/29/30	885	809,546
2.13%, 04/29/32	1,475	1,286,208
2.38%, 10/24/29	3,090	2,909,192
3.88%, 05/18/28	830	829,290
3.88%, 04/29/43	2,510	2,092,398
5.30%, 10/24/27	895	917,068
5.63%, 10/05/33	380	406,488
Diageo Investment Corp.
4.25%, 05/11/42	515	448,933
7.45%, 04/15/35	329	398,304
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	20	14,812
Keurig Dr Pepper Inc.
3.20%, 05/01/30	134	127,189
3.43%, 06/15/27	135	133,574
3.80%, 05/01/50	212	156,139
4.05%, 04/15/32	275	264,766
4.35%, 05/15/28	25	25,076
4.42%, 12/15/46	50	41,365
4.50%, 11/15/45	69	58,687
4.50%, 04/15/52	245	201,211
4.60%, 05/25/28	200	201,541
4.60%, 05/15/30	25	25,114
5.09%, 05/25/48	30	27,016
5.10%, 03/15/27	100	101,014
5.15%, 05/15/35	25	25,149
5.30%, 03/15/34	120	122,426
Molson Coors Beverage Co.
4.20%, 07/15/46	500	409,410
5.00%, 05/01/42	402	374,790
PepsiCo Inc.
1.95%, 10/21/31	55	48,907
2.63%, 07/29/29	805	770,063
2.75%, 03/19/30	159	151,289
2.88%, 10/15/49	80	53,938
3.00%, 10/15/27	834	823,757
3.38%, 07/29/49	175	129,203
3.50%, 03/19/40	25	21,338
3.63%, 03/19/50	276	212,838
3.88%, 03/19/60	55	42,661
3.90%, 07/18/32	70	69,140
4.00%, 03/05/42	255	223,021
4.00%, 05/02/47	185	154,408
4.20%, 07/18/52	25	20,880
Security	Par (000)	Value
Beverages (continued)
4.45%, 05/15/28	$105	$106,743
4.45%, 02/15/33(b)	50	51,039
4.45%, 04/14/46	90	80,915
4.50%, 07/17/29	50	51,094
4.65%, 02/15/53	45	40,503
4.80%, 07/17/34	45	46,214
4.88%, 11/01/40	300	295,869
5.25%, 07/17/54	45	44,583
5.50%, 01/15/40	10	10,593
7.00%, 03/01/29	5	5,470
		29,405,928
Biotechnology — 0.4%
Amgen Inc.
2.20%, 02/21/27	109	106,651
2.30%, 02/25/31	375	340,400
2.45%, 02/21/30	716	667,220
2.77%, 09/01/53	240	145,785
3.00%, 01/15/52	235	156,042
3.15%, 02/21/40	230	183,751
3.20%, 11/02/27	687	677,587
3.38%, 02/21/50	305	221,856
4.05%, 08/18/29	315	314,632
4.20%, 03/01/33	405	397,774
4.20%, 02/22/52	190	153,365
4.40%, 05/01/45	505	439,859
4.40%, 02/22/62	270	216,189
4.56%, 06/15/48	459	399,658
4.66%, 06/15/51	503	440,452
4.88%, 03/01/53	85	76,560
4.95%, 10/01/41	185	177,161
5.15%, 11/15/41	197	193,126
5.25%, 03/02/33	705	735,053
5.65%, 06/15/42	160	164,388
5.65%, 03/02/53	470	472,196
5.75%, 03/15/40	45	47,331
5.75%, 03/02/63	410	411,423
6.38%, 06/01/37	100	112,119
6.40%, 02/01/39	190	211,824
Baxalta Inc., 5.25%, 06/23/45	255	246,981
Biogen Inc.
2.25%, 05/01/30	420	386,290
3.15%, 05/01/50	287	189,960
3.25%, 02/15/51	185	123,793
5.05%, 01/15/31	40	41,373
5.20%, 09/15/45	482	452,297
5.75%, 05/15/35	25	26,588
6.45%, 05/15/55	10	10,731
Gilead Sciences Inc.
1.20%, 10/01/27	1,820	1,738,060
1.65%, 10/01/30	595	532,945
2.80%, 10/01/50	346	224,571
2.95%, 03/01/27	923	913,268
4.00%, 09/01/36	339	319,028
4.15%, 03/01/47	575	486,055
4.50%, 02/01/45	425	382,778
4.60%, 09/01/35	555	553,869
4.75%, 03/01/46	456	421,248
4.80%, 11/15/29(b)	150	154,582
4.80%, 04/01/44	563	527,662
5.10%, 06/15/35	365	377,693
5.25%, 10/15/33	405	427,277

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.50%, 11/15/54	$175	$176,692
5.55%, 10/15/53	145	147,521
5.60%, 11/15/64	135	137,061
5.65%, 12/01/41	420	440,715
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	104	65,281
Royalty Pharma PLC
4.45%, 03/25/31	25	24,928
5.20%, 09/25/35	25	25,285
5.40%, 09/02/34	25	25,709
5.90%, 09/02/54	255	254,835
5.95%, 09/25/55	75	75,704
		17,373,182
Building Materials — 0.7%
Carlisle Companies Inc.
2.75%, 03/01/30	152	143,470
3.75%, 12/01/27	5	4,974
Carrier Global Corp.
2.70%, 02/15/31	675	625,115
2.72%, 02/15/30	810	763,318
3.38%, 04/05/40	105	85,707
3.58%, 04/05/50	421	315,725
5.90%, 03/15/34	434	468,628
6.20%, 03/15/54	41	44,955
CRH America Finance Inc.
4.40%, 02/09/31	225	225,396
5.00%, 02/09/36	225	227,321
5.40%, 05/21/34	2,180	2,272,041
5.50%, 01/09/35	460	482,442
5.60%, 02/09/56	170	170,474
5.88%, 01/09/55	1,510	1,574,678
CRH SMW Finance DAC
5.13%, 01/09/30	1,715	1,768,502
5.20%, 05/21/29	2,350	2,427,295
Fortune Brands Innovations Inc.
3.25%, 09/15/29	457	440,181
4.00%, 03/25/32	980	940,652
4.50%, 03/25/52	245	200,506
5.88%, 06/01/33	987	1,047,358
Johnson Controls International PLC
4.50%, 02/15/47	137	119,901
4.63%, 07/02/44	60	53,900
4.95%, 07/02/64(d)	50	43,928
5.13%, 09/14/45	34	31,842
6.00%, 01/15/36	425	466,149
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	1,210	1,082,710
2.00%, 09/16/31	665	586,572
4.90%, 12/01/32	170	174,121
5.50%, 04/19/29	130	135,599
Lennox International Inc.
1.70%, 08/01/27	525	505,123
5.50%, 09/15/28	275	284,734
Martin Marietta Materials Inc.
3.20%, 07/15/51	245	167,928
4.25%, 12/15/47	127	106,824
5.15%, 12/01/34	75	77,026
5.50%, 12/01/54	260	258,215
Owens Corning
3.95%, 08/15/29	361	358,404
4.30%, 07/15/47	105	86,482
Security	Par (000)	Value
Building Materials (continued)
4.40%, 01/30/48	$135	$112,103
5.70%, 06/15/34	55	58,063
5.95%, 06/15/54(b)	390	400,144
7.00%, 12/01/36	231	265,315
Trane Technologies Financing Ltd.
3.80%, 03/21/29	730	725,087
4.50%, 03/21/49	1,160	1,014,439
4.65%, 11/01/44	372	341,963
5.10%, 06/13/34	2,235	2,309,472
5.25%, 03/03/33	1,095	1,145,484
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	1,610	1,603,046
4.30%, 02/21/48	340	291,027
5.75%, 06/15/43	1,764	1,866,108
Vulcan Materials Co.
4.50%, 06/15/47	139	121,764
4.70%, 03/01/48	110	98,406
5.35%, 12/01/34	25	26,045
5.70%, 12/01/54	105	107,118
		29,253,780
Chemicals — 0.3%
Albemarle Corp., 5.45%, 12/01/44	180	165,802
Dow Chemical Co. (The)
3.60%, 11/15/50	165	109,586
4.25%, 10/01/34	314	289,672
4.38%, 11/15/42	222	179,367
4.63%, 10/01/44	187	152,462
4.80%, 11/30/28	65	65,933
4.80%, 01/15/31	50	49,882
4.80%, 05/15/49	219	176,414
5.15%, 02/15/34	265	265,101
5.25%, 11/15/41	55	50,422
5.35%, 03/15/35(b)	25	24,908
5.55%, 11/30/48	160	143,674
5.60%, 02/15/54	100	89,236
5.65%, 03/15/36(b)	75	75,403
5.95%, 03/15/55	75	70,155
6.30%, 03/15/33	90	96,268
6.90%, 05/15/53(b)	70	73,578
7.38%, 11/01/29	5	5,540
9.40%, 05/15/39	130	169,763
DuPont de Nemours Inc.
4.73%, 11/15/28(e)	205	207,749
5.32%, 11/15/38	413	421,462
5.42%, 11/15/48	76	72,450
Ecolab Inc.
1.30%, 01/30/31	320	278,102
2.13%, 02/01/32	120	106,202
2.70%, 12/15/51	135	85,050
3.25%, 12/01/27	1,506	1,490,270
3.95%, 12/01/47	75	61,470
4.80%, 03/24/30	826	849,438
5.00%, 09/01/35	155	159,274
5.50%, 12/08/41	40	41,474
FMC Corp.
4.50%, 10/01/49	67	43,886
6.38%, 05/18/53(b)	95	76,720
International Flavors & Fragrances Inc.
4.38%, 06/01/47	75	61,181
4.45%, 09/26/28	615	617,936
5.00%, 09/26/48	156	139,317

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance BV
4.88%, 03/15/44	$260	$218,619
5.25%, 07/15/43	143	125,781
LYB International Finance II BV, 3.50%, 03/02/27	20	19,885
LYB International Finance III LLC
3.63%, 04/01/51	230	151,145
3.80%, 10/01/60	440	279,790
4.20%, 10/15/49	182	133,543
4.20%, 05/01/50	105	76,474
5.50%, 03/01/34	120	119,752
5.63%, 05/15/33	270	274,597
LyondellBasell Industries NV, 4.63%, 02/26/55	225	173,224
Mosaic Co. (The)
4.05%, 11/15/27	85	84,969
4.88%, 11/15/41	15	13,652
5.45%, 11/15/33	280	290,110
5.63%, 11/15/43	130	126,473
Nutrien Ltd.
4.13%, 03/15/35	302	281,852
4.90%, 06/01/43	120	110,118
5.00%, 04/01/49	73	66,782
5.25%, 03/12/32	150	154,963
5.25%, 01/15/45	123	117,202
5.40%, 06/21/34	65	67,420
5.63%, 12/01/40	173	175,996
5.80%, 03/27/53	215	219,104
5.88%, 12/01/36	45	47,758
6.13%, 01/15/41	60	63,482
PPG Industries Inc.
2.80%, 08/15/29	179	170,834
3.75%, 03/15/28	505	503,573
4.38%, 03/15/31	150	150,342
Sherwin-Williams Co. (The)
2.20%, 03/15/32	120	105,607
3.30%, 05/15/50	90	62,586
3.80%, 08/15/49	180	137,676
4.00%, 12/15/42	73	60,974
4.50%, 08/15/30	50	50,501
4.50%, 06/01/47	369	320,197
4.55%, 08/01/45	150	130,605
5.15%, 08/15/35	50	51,247
		12,101,980
Commercial Services — 0.4%
Automatic Data Processing Inc.
1.25%, 09/01/30	5,121	4,534,922
1.70%, 05/15/28	5,055	4,815,606
4.45%, 09/09/34	125	125,252
4.75%, 05/08/32	175	179,814
Block Financial LLC, 3.88%, 08/15/30	467	452,218
GXO Logistics Inc., 2.65%, 07/15/31	969	867,082
Moody's Corp.
3.10%, 11/29/61	90	57,067
3.25%, 01/15/28	85	83,754
3.25%, 05/20/50	124	85,745
3.75%, 02/25/52	65	49,243
4.25%, 02/01/29	5	5,030
4.25%, 08/08/32	15	14,844
4.88%, 12/17/48	159	144,083
5.25%, 07/15/44	230	222,390
PayPal Holdings Inc.
2.85%, 10/01/29	120	114,967
Security	Par (000)	Value
Commercial Services (continued)
3.25%, 06/01/50	$336	$233,802
5.05%, 06/01/52	95	88,271
5.25%, 06/01/62	85	79,546
Quanta Services Inc.
2.35%, 01/15/32	335	296,510
2.90%, 10/01/30	660	620,185
4.75%, 08/09/27	25	25,265
5.25%, 08/09/34	25	25,876
RELX Capital Inc.
3.00%, 05/22/30	1,795	1,707,736
4.00%, 03/18/29	2,313	2,308,917
4.75%, 03/27/30	100	102,181
4.75%, 05/20/32	75	76,626
5.25%, 03/27/35	40	41,579
S&P Global Inc.
2.30%, 08/15/60	235	122,123
2.50%, 12/01/29	100	94,338
2.95%, 01/22/27	120	118,764
3.25%, 12/01/49	303	217,525
3.90%, 03/01/62	165	126,441
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	910	821,996
Verisk Analytics Inc.
4.13%, 03/15/29	40	40,007
5.13%, 02/15/36	75	76,040
5.25%, 03/15/35	25	25,576
5.50%, 06/15/45	26	25,774
		19,027,095
Computers — 0.5%
Apple Inc.
2.55%, 08/20/60	878	508,415
2.65%, 05/11/50	348	224,302
2.65%, 02/08/51	215	137,326
2.70%, 08/05/51	270	172,807
2.80%, 02/08/61	220	133,497
2.85%, 08/05/61	235	143,220
2.95%, 09/11/49	409	281,846
3.75%, 09/12/47	215	173,804
3.75%, 11/13/47	226	183,031
3.85%, 05/04/43	492	422,523
3.95%, 08/08/52	110	89,408
4.10%, 08/08/62	310	250,547
4.25%, 02/09/47	165	144,680
4.65%, 02/23/46	452	423,839
Dell Inc., 6.50%, 04/15/38	15	16,286
Dell International LLC/EMC Corp.
3.45%, 12/15/51	82	57,164
5.40%, 04/15/34	55	56,784
8.10%, 07/15/36	130	158,422
8.35%, 07/15/46	133	171,184
DXC Technology Co., 2.38%, 09/15/28	100	93,977
Gartner Inc., 5.60%, 11/20/35	500	506,388
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	200	199,873
4.15%, 09/15/28	200	200,040
4.40%, 09/25/27	1,435	1,442,068
4.40%, 10/15/30	200	199,431
4.55%, 10/15/29	560	564,212
4.85%, 10/15/31	420	425,047
5.00%, 10/15/34	290	288,720
5.25%, 07/01/28	480	493,181

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.60%, 10/15/54	$120	$112,188
6.20%, 10/15/35	484	523,851
6.35%, 10/15/45	1,240	1,281,979
HP Inc.
3.40%, 06/17/30	50	47,929
4.20%, 04/15/32	225	219,614
4.75%, 01/15/28	50	50,654
5.40%, 04/25/30	75	78,009
5.50%, 01/15/33	290	300,968
6.00%, 09/15/41	452	463,639
6.10%, 04/25/35(b)	40	42,565
IBM International Capital Pte Ltd., 5.30%, 02/05/54	70	66,778
International Business Machines Corp.
3.30%, 01/27/27	1,160	1,152,172
3.43%, 02/09/52	185	130,368
3.50%, 05/15/29	1,420	1,395,937
4.00%, 06/20/42	250	213,620
4.15%, 05/15/39	187	169,089
4.25%, 05/15/49	491	405,860
4.65%, 02/10/28	200	203,069
4.70%, 02/19/46	15	13,476
4.90%, 07/27/52	80	72,227
5.10%, 02/06/53	85	79,194
5.20%, 02/10/35	200	207,077
5.60%, 11/30/39	191	200,653
5.70%, 02/10/55	200	202,195
5.88%, 11/29/32	510	555,202
6.22%, 08/01/27	250	259,309
6.50%, 01/15/28	387	406,682
Leidos Inc.
2.30%, 02/15/31	545	490,653
4.38%, 05/15/30	781	781,327
NetApp Inc.
2.38%, 06/22/27	75	73,120
2.70%, 06/22/30	1,400	1,305,566
5.50%, 03/17/32	170	177,821
5.70%, 03/17/35	735	773,038
Teledyne FLIR LLC, 2.50%, 08/01/30	655	607,192
Western Digital Corp.
2.85%, 02/01/29	795	755,978
3.10%, 02/01/32	1,500	1,374,071
		23,355,092
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47	301	242,325
4.00%, 08/15/45	373	321,201
4.60%, 03/01/33	36	36,982
Conopco Inc., Series E, 7.25%, 12/15/26	45	46,490
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	132	88,803
4.38%, 06/15/45	82	69,843
6.00%, 05/15/37	35	38,246
Kenvue Inc.
4.85%, 05/22/32	25	25,595
5.05%, 03/22/53	35	32,513
5.20%, 03/22/63	235	217,483
Procter & Gamble Co. (The)
2.85%, 08/11/27	415	409,768
3.60%, 03/25/50	130	101,235
4.05%, 05/01/30	175	176,219
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.10%, 11/03/32	$50	$49,963
4.35%, 11/03/35	50	49,862
4.60%, 05/01/35	175	178,948
5.55%, 03/05/37	326	356,634
5.80%, 08/15/34	180	198,487
Unilever Capital Corp.
1.75%, 08/12/31	445	393,529
2.90%, 05/05/27	190	187,861
3.50%, 03/22/28	480	476,892
4.25%, 08/12/27	100	100,776
4.63%, 08/12/34	100	101,300
5.00%, 12/08/33	575	599,347
5.90%, 11/15/32	505	554,560
Series 30Y, 2.63%, 08/12/51	355	223,222
		5,278,084
Distribution & Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/28	1,860	1,924,226
6.25%, 06/15/33(b)	2,025	2,165,620
WW Grainger Inc.
3.75%, 05/15/46	141	114,012
4.20%, 05/15/47	179	152,432
4.45%, 09/15/34	1,140	1,138,312
4.60%, 06/15/45	262	240,140
		5,734,742
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	617	597,409
3.30%, 01/30/32	897	831,732
3.40%, 10/29/33	525	476,135
3.65%, 07/21/27	435	431,626
3.85%, 10/29/41	215	177,192
3.88%, 01/23/28	390	387,655
4.63%, 10/15/27	690	695,047
4.95%, 09/10/34	90	89,959
5.30%, 01/19/34	190	195,294
5.75%, 06/06/28	150	155,439
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	125	131,149
Affiliated Managers Group Inc., 3.30%, 06/15/30	80	76,546
Air Lease Corp.
2.88%, 01/15/32	295	264,968
3.00%, 02/01/30	232	217,155
3.25%, 10/01/29	182	173,866
3.63%, 04/01/27	345	341,857
3.63%, 12/01/27	224	220,917
4.63%, 10/01/28	332	333,717
Ally Financial Inc.
7.10%, 11/15/27	110	115,258
8.00%, 11/01/31	629	716,670
American Express Co.
4.05%, 12/03/42	546	473,620
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	230	229,301
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	125	124,524
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	235	240,735
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	110	112,522
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	400	413,044
5.09%, 01/30/31, (1-day SOFR Index + 1.20%)(a)	220	227,355
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	445	461,566

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	$220	$229,910
5.53%, 04/25/30, (1-day SOFR Index + 1.90%)(a)	135	141,204
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	85	89,301
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	285	302,696
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	360	386,026
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	50	54,829
American Express Credit Corp., 3.30%, 05/03/27	780	774,816
Ameriprise Financial Inc.
4.50%, 05/13/32	60	60,548
5.15%, 05/15/33	245	255,317
Brookfield Capital Finance LLC, 6.09%, 06/14/33	560	601,012
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	685	600,317
Brookfield Finance Inc.
3.50%, 03/30/51	110	77,078
3.63%, 02/15/52	70	49,861
3.90%, 01/25/28	655	652,745
4.35%, 04/15/30	212	212,886
4.70%, 09/20/47	295	255,074
4.85%, 03/29/29	555	564,932
5.68%, 01/15/35	245	254,002
5.97%, 03/04/54	120	122,359
6.35%, 01/05/34	510	554,558
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	165	114,632
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	215	187,793
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	250	223,780
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	195	189,252
4.10%, 02/09/27	481	480,697
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)	150	151,607
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	600	599,065
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)	85	87,587
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	330	338,440
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	100	102,591
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	150	157,858
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	20	20,985
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	150	157,452
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	170	184,870
6.70%, 11/29/32	190	210,546
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	290	343,294
Cboe Global Markets Inc.
1.63%, 12/15/30	185	164,063
3.00%, 03/16/32	855	792,578
3.65%, 01/12/27	5	4,982
Charles Schwab Corp. (The)
2.90%, 03/03/32	400	367,673
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	170	182,617
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	110	120,196
Credit Suisse USA LLC, 7.13%, 07/15/32	696	800,327
Eaton Vance Corp., 3.50%, 04/06/27	1,065	1,058,773
Intercontinental Exchange Inc.
1.85%, 09/15/32	190	162,566
3.00%, 06/15/50	270	180,736
3.00%, 09/15/60	395	242,174
3.75%, 09/21/28	124	123,390
3.95%, 12/01/28	70	70,090
4.20%, 03/15/31	75	75,130
Security	Par (000)	Value
Diversified Financial Services (continued)
4.25%, 09/21/48	$321	$271,191
4.60%, 03/15/33	265	268,679
4.95%, 06/15/52	180	167,220
5.20%, 06/15/62	275	258,694
Invesco Finance PLC, 5.38%, 11/30/43	253	249,604
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	635	647,671
Legg Mason Inc., 5.63%, 01/15/44	348	349,368
LPL Holdings Inc., 6.00%, 05/20/34	20	20,994
Mastercard Inc.
2.00%, 11/18/31	95	84,562
2.95%, 06/01/29	95	92,130
3.30%, 03/26/27	35	34,802
3.35%, 03/26/30	145	141,851
3.50%, 02/26/28	35	34,853
3.65%, 06/01/49	190	147,629
3.80%, 11/21/46	155	126,712
3.85%, 03/26/50	173	138,667
3.95%, 02/26/48	217	179,149
4.55%, 01/15/35	25	25,165
4.85%, 03/09/33	70	72,278
4.88%, 05/09/34	15	15,447
4.95%, 03/15/32	100	104,150
Nasdaq Inc.
1.65%, 01/15/31	460	406,396
3.25%, 04/28/50	145	101,320
3.95%, 03/07/52	167	128,719
5.35%, 06/28/28	460	474,504
5.55%, 02/15/34	464	489,133
5.95%, 08/15/53	70	73,102
6.10%, 06/28/63	130	136,425
Nomura Holdings Inc.
2.17%, 07/14/28	280	266,063
2.33%, 01/22/27	315	308,560
2.61%, 07/14/31	395	357,795
2.68%, 07/16/30	285	263,748
2.71%, 01/22/29	350	334,502
3.00%, 01/22/32	210	191,321
3.10%, 01/16/30	520	495,180
4.90%, 07/01/30	200	203,624
5.39%, 07/06/27	265	269,794
5.49%, 06/29/35	200	207,969
5.59%, 07/02/27	200	204,285
5.78%, 07/03/34	235	250,453
6.07%, 07/12/28	220	230,046
6.09%, 07/12/33	200	217,447
6.18%, 01/18/33	200	217,718
ORIX Corp.
4.00%, 04/13/32	140	136,410
4.45%, 09/09/30	25	25,149
5.20%, 09/13/32	405	420,833
5.40%, 02/25/35	25	25,970
Radian Group Inc., 4.88%, 03/15/27	35	35,106
Raymond James Financial Inc.
3.75%, 04/01/51	165	123,725
4.65%, 04/01/30	214	218,731
4.95%, 07/15/46	210	193,937
5.65%, 09/11/55	30	29,658
Synchrony Financial
2.88%, 10/28/31	365	326,525
3.95%, 12/01/27	706	700,135

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.15%, 03/19/29	$432	$438,949
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	215	223,411
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	150	154,147
Visa Inc.
1.90%, 04/15/27	120	117,178
2.00%, 08/15/50	90	49,829
2.05%, 04/15/30	160	148,273
2.70%, 04/15/40	225	174,745
3.65%, 09/15/47	50	39,647
4.15%, 12/14/35	424	413,317
4.30%, 12/14/45	801	709,367
Voya Financial Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	210	198,492
5.70%, 07/15/43	136	137,391
Western Union Co. (The), 6.20%, 11/17/36(b)	277	290,892
		37,638,210
Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51	765	526,623
4.70%, 05/15/32	440	442,902
5.25%, 05/15/52	395	367,163
5.40%, 06/01/33	145	150,204
5.45%, 05/15/29	100	103,965
5.70%, 05/15/34	250	261,951
5.85%, 10/15/55	60	59,738
Series G, 4.15%, 05/01/49	140	109,720
Series H, 3.45%, 01/15/50	290	201,673
Avangrid Inc., 3.80%, 06/01/29	3,012	2,973,787
Avista Corp.
4.00%, 04/01/52	580	454,163
4.35%, 06/01/48	349	293,029
Baltimore Gas & Electric Co.
2.90%, 06/15/50	122	79,688
3.20%, 09/15/49	332	230,433
3.50%, 08/15/46	255	192,312
3.75%, 08/15/47	311	243,916
4.25%, 09/15/48	215	179,872
4.55%, 06/01/52	20	17,302
5.40%, 06/01/53	65	63,849
5.45%, 06/01/35	50	52,318
5.65%, 06/01/54	75	76,106
6.35%, 10/01/36	115	129,368
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	115	92,761
3.60%, 03/01/52	160	119,389
3.95%, 03/01/48	229	185,289
4.50%, 04/01/44	142	126,459
4.95%, 04/01/33	30	30,730
Series AD, 2.90%, 07/01/50	142	93,950
Series K2, 6.95%, 03/15/33	110	125,507
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	170	180,831
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	255	234,224
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	575	563,360
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	140	144,610
Commonwealth Edison Co.
2.20%, 03/01/30	429	398,049
3.00%, 03/01/50	265	176,692
3.65%, 06/15/46	341	265,972
Security	Par (000)	Value
Electric (continued)
3.70%, 08/15/28	$525	$522,845
3.70%, 03/01/45	118	93,736
3.80%, 10/01/42	85	69,760
4.00%, 03/01/48	304	246,744
4.00%, 03/01/49	257	205,312
4.35%, 11/15/45	81	69,903
4.60%, 08/15/43	200	181,447
4.70%, 01/15/44	25	22,880
4.90%, 02/01/33	30	30,760
5.30%, 06/01/34	70	73,501
5.30%, 02/01/53	45	43,518
5.65%, 06/01/54	215	218,458
5.90%, 03/15/36	265	288,448
5.95%, 06/01/55	160	169,733
6.45%, 01/15/38	119	134,301
Series 122, 2.95%, 08/15/27	230	226,635
Series 123, 3.75%, 08/15/47	275	214,204
Series 127, 3.20%, 11/15/49	254	175,625
Series 131, 2.75%, 09/01/51	570	359,497
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	260	211,051
4.30%, 04/15/44	300	263,068
4.65%, 01/01/29	75	76,595
4.90%, 07/01/33	75	76,694
4.95%, 01/15/30	40	41,105
4.95%, 08/15/34	25	25,409
5.25%, 01/15/53	180	173,289
Series A, 2.05%, 07/01/31	987	880,115
Series A, 3.20%, 03/15/27	775	767,417
Series A, 4.15%, 06/01/45	220	185,080
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	75	52,692
3.70%, 11/15/59	270	192,604
3.85%, 06/15/46	249	199,597
3.95%, 03/01/43	199	167,021
4.45%, 03/15/44	245	216,917
4.50%, 12/01/45	160	141,062
4.50%, 05/15/58	115	96,033
4.63%, 12/01/54	219	188,344
5.70%, 06/15/40	127	132,648
Series 05-A, 5.30%, 03/01/35	217	225,379
Series 06-A, 5.85%, 03/15/36	94	101,253
Series 06-B, 6.20%, 06/15/36	105	116,523
Series 07-A, 6.30%, 08/15/37	5	5,595
Series 08-B, 6.75%, 04/01/38	200	231,400
Series 09-C, 5.50%, 12/01/39	165	170,192
Series 12-A, 4.20%, 03/15/42	132	115,057
Series 2017, 3.88%, 06/15/47	351	278,082
Series 20A, 3.35%, 04/01/30	430	417,366
Series 20B, 3.95%, 04/01/50	247	197,177
Series A, 4.13%, 05/15/49	40	32,463
Series C, 3.00%, 12/01/60	270	163,993
Series C, 4.00%, 11/15/57	124	94,268
Series C, 4.30%, 12/01/56	146	118,126
Series D, 4.00%, 12/01/28	299	299,618
Series E, 4.65%, 12/01/48	175	155,116
Constellation Energy Generation LLC
5.75%, 10/01/41	30	30,833
6.25%, 10/01/39	122	133,562
Delmarva Power & Light Co., 4.15%, 05/15/45	80	68,620

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/37	$300	$301,007
Edison International
4.13%, 03/15/28	175	172,912
5.25%, 11/15/28	40	40,592
5.25%, 03/15/32	80	80,139
5.45%, 06/15/29	25	25,424
5.75%, 06/15/27	45	45,754
El Paso Electric Co.
5.00%, 12/01/44	85	75,889
6.00%, 05/15/35	97	101,789
Enel Chile SA, 4.88%, 06/12/28	2,485	2,520,404
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	25	26,322
Entergy Louisiana LLC
2.90%, 03/15/51	473	303,399
4.20%, 09/01/48	205	168,499
4.20%, 04/01/50	325	263,931
4.95%, 01/15/45	660	612,622
5.70%, 03/15/54	150	152,020
Entergy Texas Inc.
5.00%, 09/15/52	110	100,148
5.55%, 09/15/54	25	24,662
5.80%, 09/01/53	200	203,069
Eversource Energy
3.38%, 03/01/32	505	468,436
3.45%, 01/15/50	555	398,570
4.45%, 12/15/30	100	99,744
4.60%, 07/01/27	90	90,505
5.13%, 05/15/33	210	213,321
5.50%, 01/01/34	165	170,305
5.85%, 04/15/31	365	385,951
5.95%, 02/01/29	105	109,908
5.95%, 07/15/34	230	244,318
Series M, 3.30%, 01/15/28	970	951,630
Series O, 4.25%, 04/01/29	280	279,629
Series R, 1.65%, 08/15/30	1,830	1,615,054
Exelon Corp.
4.05%, 04/15/30	375	372,254
4.10%, 03/15/52	655	510,677
4.45%, 04/15/46	296	252,966
4.70%, 04/15/50	470	408,842
4.95%, 06/15/35	347	347,052
5.10%, 06/15/45	255	239,235
5.13%, 03/15/31	25	25,873
5.15%, 03/15/28	70	71,564
5.30%, 03/15/33	100	104,317
5.45%, 03/15/34	135	141,223
5.60%, 03/15/53	275	270,760
5.63%, 06/15/35	260	273,815
5.88%, 03/15/55	350	358,010
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	95	99,125
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,080	1,087,800
Florida Power & Light Co.
3.15%, 10/01/49	341	238,240
3.70%, 12/01/47	188	146,942
3.95%, 03/01/48	274	223,145
3.99%, 03/01/49	158	127,694
4.05%, 06/01/42	202	174,856
4.05%, 10/01/44	220	184,796
4.13%, 02/01/42	110	96,578
Security	Par (000)	Value
Electric (continued)
4.13%, 06/01/48	$215	$178,813
4.63%, 05/15/30	85	86,846
4.80%, 05/15/33	55	56,318
4.95%, 06/01/35	185	189,749
5.25%, 02/01/41	130	130,936
5.63%, 04/01/34	620	664,386
5.65%, 02/01/37	152	163,483
5.69%, 03/01/40	240	254,897
5.95%, 02/01/38	260	284,461
5.96%, 04/01/39	95	103,322
Iberdrola International BV, 6.75%, 07/15/36	1,669	1,898,413
ITC Holdings Corp.
3.35%, 11/15/27	739	728,472
5.30%, 07/01/43	389	377,401
National Grid PLC
5.42%, 01/11/34	755	787,138
5.60%, 06/12/28	655	677,097
5.81%, 06/12/33	1,780	1,904,627
National Grid USA, 5.80%, 04/01/35	1,310	1,377,471
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	2,144	1,972,984
2.75%, 11/01/29	1,487	1,415,407
3.50%, 04/01/29	830	813,595
3.55%, 05/01/27	1,849	1,835,700
3.80%, 03/15/82, (5-year CMT + 2.55%)(a)	105	102,574
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)(b)	45	43,951
4.85%, 02/04/28	40	40,736
4.90%, 02/28/28	135	137,518
4.90%, 03/15/29	85	87,168
5.00%, 02/28/30(b)	145	149,813
5.00%, 07/15/32	165	169,686
5.05%, 03/15/30	50	51,675
5.05%, 02/28/33	150	154,263
5.25%, 03/15/34	140	144,408
5.25%, 02/28/53	70	65,907
5.30%, 03/15/32	55	57,543
5.45%, 03/15/35	50	51,988
5.55%, 03/15/54	25	24,472
5.90%, 03/15/55	440	453,310
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	10	10,396
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	5	5,356
NSTAR Electric Co.
1.95%, 08/15/31	594	525,916
3.10%, 06/01/51	245	167,865
3.20%, 05/15/27	1,010	998,844
3.25%, 05/15/29	115	111,710
3.95%, 04/01/30	510	505,402
4.40%, 03/01/44	334	294,819
4.55%, 06/01/52	300	259,040
4.85%, 03/01/30	50	51,329
4.95%, 09/15/52	10	9,195
5.20%, 03/01/35	100	102,667
5.40%, 06/01/34	95	98,979
5.50%, 03/15/40	270	278,522
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	500	513,142
Ohio Edison Co., 6.88%, 07/15/36	165	190,484
Ohio Power Co.
4.00%, 06/01/49	310	241,889
4.15%, 04/01/48	230	183,005

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 06/01/33	$30	$30,628
5.65%, 06/01/34	175	183,250
Series Q, 1.63%, 01/15/31	830	727,068
Series R, 2.90%, 10/01/51	585	366,563
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	900	550,623
3.10%, 09/15/49	200	135,691
3.75%, 04/01/45	119	95,050
3.80%, 09/30/47	153	120,318
3.80%, 06/01/49	175	135,017
4.10%, 11/15/48	255	207,961
4.55%, 12/01/41	55	50,196
4.60%, 06/01/52	145	123,514
4.65%, 11/01/29	75	76,511
4.95%, 09/15/52	145	132,062
5.25%, 09/30/40	135	136,569
5.30%, 06/01/42	45	44,598
5.55%, 06/15/54	215	212,961
5.65%, 11/15/33	35	37,474
5.80%, 04/01/55(e)	55	56,513
7.00%, 05/01/32	121	137,767
7.25%, 01/15/33	132	152,586
7.50%, 09/01/38	55	66,720
Pacific Gas and Electric Co.
3.50%, 08/01/50	530	364,749
3.95%, 12/01/47	135	101,834
4.20%, 06/01/41	120	99,693
4.25%, 03/15/46	140	110,976
4.30%, 03/15/45	150	120,822
4.45%, 04/15/42	105	88,050
4.50%, 07/01/40	280	246,221
4.55%, 07/01/30	175	174,543
4.60%, 06/15/43	85	72,187
4.75%, 02/15/44	120	102,846
4.95%, 07/01/50	680	586,335
5.25%, 03/01/52	275	244,071
5.90%, 06/15/32	380	399,349
5.90%, 10/01/54	35	34,195
6.15%, 03/01/55	45	45,492
6.70%, 04/01/53	220	236,163
6.75%, 01/15/53	215	233,059
PECO Energy Co.
2.80%, 06/15/50	134	86,000
2.85%, 09/15/51	525	334,067
3.00%, 09/15/49	245	164,623
3.70%, 09/15/47	381	296,349
3.90%, 03/01/48	274	219,425
4.15%, 10/01/44	282	240,720
4.60%, 05/15/52	100	87,443
4.88%, 09/15/35	175	177,123
4.90%, 06/15/33	75	77,205
5.25%, 09/15/54	25	24,139
5.65%, 09/15/55	290	295,520
PG&E Recovery Funding LLC
Series A-2, 5.23%, 06/01/42	550	567,515
Series A-3, 5.53%, 06/01/51	700	710,421
Potomac Electric Power Co.
4.15%, 03/15/43	400	343,228
5.20%, 03/15/34	25	25,883
5.50%, 03/15/54	240	237,421
6.50%, 11/15/37	460	521,590
Security	Par (000)	Value
Electric (continued)
PPL Electric Utilities Corp.
3.00%, 10/01/49	$195	$132,191
3.95%, 06/01/47	9	7,350
4.15%, 10/01/45	60	51,379
4.15%, 06/15/48	225	187,991
4.85%, 02/15/34	70	71,479
5.00%, 05/15/33	150	154,803
5.25%, 05/15/53	845	826,694
5.55%, 08/15/55	150	151,766
Public Service Co. of New Hampshire
3.60%, 07/01/49	630	472,916
4.40%, 07/01/28	75	75,797
5.15%, 01/15/53	300	284,504
5.35%, 10/01/33	100	104,933
Series V, 2.20%, 06/15/31	360	324,171
Public Service Electric & Gas Co.
2.05%, 08/01/50	295	162,853
2.45%, 01/15/30	20	18,848
2.70%, 05/01/50	102	64,626
3.00%, 03/01/51	65	43,796
3.15%, 01/01/50	180	125,230
3.20%, 08/01/49	275	193,519
3.60%, 12/01/47	275	210,799
3.65%, 09/01/28	340	337,334
3.65%, 09/01/42	105	85,867
3.80%, 01/01/43	105	86,733
3.80%, 03/01/46	20	16,065
3.85%, 05/01/49	235	185,457
3.95%, 05/01/42	90	76,944
4.05%, 05/01/48	130	107,060
4.65%, 03/15/33	70	70,752
4.90%, 12/15/32	95	97,789
5.13%, 03/15/53	375	358,490
5.20%, 03/01/34	50	51,940
5.45%, 03/01/54	40	39,872
5.50%, 03/01/40	150	155,525
5.80%, 05/01/37	170	183,933
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	55	55,134
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,547	2,256,802
2.45%, 11/15/31	885	792,362
4.90%, 03/15/30	70	71,724
5.20%, 04/01/29	85	87,612
5.40%, 03/15/35	100	103,500
5.45%, 04/01/34	630	656,544
6.13%, 10/15/33	410	444,317
San Diego Gas & Electric Co.
3.70%, 03/15/52	65	47,692
4.15%, 05/15/48	230	186,727
4.50%, 08/15/40	137	126,451
6.00%, 06/01/39	70	75,743
Series RRR, 3.75%, 06/01/47	219	168,585
Series TTT, 4.10%, 06/15/49	214	172,403
Series UUU, 3.32%, 04/15/50	207	145,288
Series VVV, 1.70%, 10/01/30	835	745,201
Series WWW, 2.95%, 08/15/51	310	201,513
Sempra
3.25%, 06/15/27	437	430,549
3.40%, 02/01/28	103	101,437
3.80%, 02/01/38	524	453,410

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.00%, 02/01/48	$259	$200,359
4.13%, 04/01/52, (5-year CMT + 2.87%)(a)	475	463,008
5.50%, 08/01/33	100	104,979
6.00%, 10/15/39	244	257,024
Southern California Edison Co.
2.25%, 06/01/30	120	108,688
2.85%, 08/01/29	135	127,477
3.45%, 02/01/52	125	84,726
3.65%, 02/01/50	363	256,788
4.00%, 04/01/47	417	320,216
4.05%, 03/15/42	169	136,839
4.50%, 09/01/40	105	93,254
4.65%, 10/01/43	161	139,023
5.15%, 06/01/29	50	51,004
5.25%, 03/15/30	50	51,332
5.45%, 06/01/31	40	41,394
5.45%, 03/01/35	25	25,516
5.50%, 03/15/40	154	153,133
5.63%, 02/01/36	122	124,298
5.70%, 03/01/53	55	52,063
5.75%, 04/15/54	285	272,790
5.88%, 12/01/53	140	136,689
5.90%, 03/01/55	70	68,959
6.00%, 01/15/34	290	305,883
6.05%, 03/15/39	126	131,162
6.20%, 09/15/55	315	323,337
6.65%, 04/01/29	185	195,039
Series 04-G, 5.75%, 04/01/35	90	93,640
Series 05-E, 5.35%, 07/15/35	95	96,130
Series 06-E, 5.55%, 01/15/37	150	151,665
Series 08-A, 5.95%, 02/01/38	137	141,059
Series 13-A, 3.90%, 03/15/43	160	125,071
Series A, 4.20%, 03/01/29	105	104,370
Series B, 4.88%, 03/01/49	139	119,287
Series C, 3.60%, 02/01/45	65	47,604
Series C, 4.13%, 03/01/48	341	264,671
Tampa Electric Co.
3.45%, 03/15/51	20	14,423
5.00%, 07/15/52	205	188,672
Toledo Edison Co. (The), 6.15%, 05/15/37	45	49,515
		88,435,765
Electrical Components & Equipment — 0.1%
ABB Finance USA Inc.
3.80%, 04/03/28	1,330	1,337,485
4.38%, 05/08/42	3,300	2,995,889
Acuity Brands Lighting Inc., 2.15%, 12/15/30	915	828,494
		5,161,868
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	840	816,506
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	455	450,373
5.41%, 07/01/32	590	617,422
5.60%, 05/29/34	415	437,283
Avnet Inc.
3.00%, 05/15/31	325	295,029
5.50%, 06/01/32	210	214,023
6.25%, 03/15/28	105	108,789
Flex Ltd., 4.88%, 05/12/30	580	589,000
Fortive Corp., 4.30%, 06/15/46	70	59,021
Security	Par (000)	Value
Electronics (continued)
Honeywell International Inc.
1.95%, 06/01/30	$935	$854,357
2.70%, 08/15/29	1,400	1,338,963
3.81%, 11/21/47	262	209,871
4.25%, 01/15/29	90	90,816
4.50%, 01/15/34	200	199,271
4.70%, 02/01/30	65	66,548
4.75%, 02/01/32	45	46,065
4.88%, 09/01/29	55	56,731
4.95%, 09/01/31	55	57,260
5.00%, 02/15/33	65	67,408
5.00%, 03/01/35	430	440,842
5.25%, 03/01/54	180	174,169
5.35%, 03/01/64	145	141,536
5.38%, 03/01/41	90	93,638
5.70%, 03/15/36	315	338,280
5.70%, 03/15/37	247	264,959
Hubbell Inc.
3.15%, 08/15/27	96	94,617
3.50%, 02/15/28	65	64,426
4.80%, 11/15/35	25	25,034
Keysight Technologies Inc.
3.00%, 10/30/29	473	452,221
4.60%, 04/06/27	1,293	1,298,340
4.95%, 10/15/34	55	55,736
5.35%, 07/30/30	30	31,279
Trimble Inc., 4.90%, 06/15/28	599	608,097
Tyco Electronics Group SA
3.13%, 08/15/27	700	692,456
7.13%, 10/01/37	140	166,132
Vontier Corp.
2.40%, 04/01/28	450	429,887
2.95%, 04/01/31	250	228,765
		12,175,150
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,290	1,363,680
6.35%, 08/18/28	3,385	3,572,322
		4,936,002
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50	90	62,218
5.70%, 05/15/41	10	10,500
6.20%, 03/01/40	38	42,374
Veralto Corp.
5.35%, 09/18/28	685	707,313
5.45%, 09/18/33	755	792,774
Waste Connections Inc.
2.95%, 01/15/52	85	55,999
3.05%, 04/01/50	107	72,867
Waste Management Inc.
2.50%, 11/15/50	45	27,461
4.10%, 03/01/45	35	29,875
4.15%, 07/15/49	182	152,761
4.63%, 02/15/30	100	102,115
4.63%, 02/15/33	35	35,614
5.35%, 10/15/54	20	19,872
		2,111,743
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	225	244,789

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Campbell's Company/The
2.38%, 04/24/30	$118	$108,837
3.13%, 04/24/50	81	54,212
4.15%, 03/15/28	768	769,636
4.75%, 03/23/35	155	151,605
4.80%, 03/15/48	296	263,704
5.40%, 03/21/34	160	164,656
Conagra Brands Inc.
4.85%, 11/01/28	289	292,755
5.00%, 08/01/30	150	152,236
5.30%, 11/01/38	300	289,901
5.40%, 11/01/48	241	220,962
5.75%, 08/01/35	150	154,376
7.00%, 10/01/28	115	122,826
8.25%, 09/15/30	325	374,905
General Mills Inc.
2.25%, 10/14/31	820	729,838
2.88%, 04/15/30	616	583,838
3.00%, 02/01/51	215	141,780
3.20%, 02/10/27	588	582,334
4.15%, 02/15/43	205	173,691
4.20%, 04/17/28	928	930,690
4.70%, 01/30/27	130	130,971
4.70%, 04/17/48	100	89,350
4.88%, 01/30/30	35	35,875
4.95%, 03/29/33	260	264,837
5.25%, 01/30/35(b)	165	169,557
5.40%, 06/15/40	205	208,799
5.50%, 10/17/28	170	176,537
Hershey Co. (The)
3.13%, 11/15/49	35	24,287
3.38%, 08/15/46	100	75,546
Hormel Foods Corp.
3.05%, 06/03/51	80	54,038
4.80%, 03/30/27	115	116,255
Ingredion Inc.
2.90%, 06/01/30	545	513,008
3.90%, 06/01/50	214	162,442
J M Smucker Co. (The)
4.25%, 03/15/35	322	305,514
4.38%, 03/15/45	140	118,714
6.20%, 11/15/33	90	97,944
6.50%, 11/15/53(b)	115	126,728
Kellanova
2.10%, 06/01/30	965	882,082
3.40%, 11/15/27	833	824,877
4.30%, 05/15/28	684	689,043
4.50%, 04/01/46	2,589	2,296,736
5.25%, 03/01/33	210	218,305
5.75%, 05/16/54	145	146,575
Series B, 7.45%, 04/01/31	1,044	1,202,295
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	171	179,465
Kraft Heinz Foods Co.
4.38%, 06/01/46	270	226,939
4.88%, 10/01/49	375	329,049
5.00%, 07/15/35	90	90,218
5.20%, 03/15/32	125	129,041
5.20%, 07/15/45	425	395,590
5.40%, 03/15/35(b)	130	134,220
5.50%, 06/01/50	390	369,764
6.50%, 02/09/40	105	114,027
Security	Par (000)	Value
Food (continued)
6.88%, 01/26/39	$235	$263,820
Kroger Co. (The)
3.88%, 10/15/46	128	100,543
3.95%, 01/15/50	130	101,552
4.65%, 01/15/48	165	144,310
5.15%, 08/01/43	75	71,401
5.40%, 07/15/40	87	88,191
5.40%, 01/15/49	278	269,124
5.50%, 09/15/54	285	277,835
5.65%, 09/15/64	145	141,049
6.90%, 04/15/38	77	89,219
McCormick & Co. Inc./MD
1.85%, 02/15/31	300	265,246
3.40%, 08/15/27	675	668,106
4.20%, 08/15/47	339	280,112
4.95%, 04/15/33	50	51,010
Mondelez International Inc., 2.63%, 09/04/50	115	69,879
Sysco Corp.
2.40%, 02/15/30	315	293,421
3.25%, 07/15/27	5	4,940
3.30%, 02/15/50	198	139,341
4.45%, 03/15/48	142	122,301
4.50%, 04/01/46	124	108,010
4.85%, 10/01/45	75	68,749
5.38%, 09/21/35	62	64,579
5.95%, 04/01/30	190	201,703
6.60%, 04/01/40	105	118,053
6.60%, 04/01/50	240	266,919
		21,675,612
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/48	180	147,752
4.40%, 08/15/47	241	201,486
4.80%, 06/15/44	131	117,827
5.00%, 09/15/35	245	246,066
5.15%, 05/15/46	50	46,572
6.00%, 11/15/41	230	238,951
7.30%, 11/15/39	65	76,538
		1,075,192
Gas — 0.2%
Atmos Energy Corp.
2.85%, 02/15/52	255	161,953
3.38%, 09/15/49	20	14,426
4.13%, 03/15/49	140	114,458
4.15%, 01/15/43	90	77,602
4.30%, 10/01/48	180	152,876
5.20%, 08/15/35	40	41,477
5.45%, 01/15/56	105	103,663
5.50%, 06/15/41	30	31,120
5.75%, 10/15/52	25	25,889
National Fuel Gas Co.
2.95%, 03/01/31	287	262,364
3.95%, 09/15/27	55	54,694
4.75%, 09/01/28	200	201,947
NiSource Inc.
5.00%, 06/15/52	235	212,331
5.25%, 02/15/43	65	62,913
5.35%, 04/01/34	325	336,645
5.35%, 07/15/35	325	333,772
5.40%, 06/30/33	30	31,181

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.75%, 07/15/56, (5-year CMT + 2.45%)(a)	$125	$126,465
5.85%, 04/01/55	970	984,205
5.95%, 06/15/41	220	231,069
6.38%, 03/31/55, (5-year CMT + 2.52%)(a)	410	423,401
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	350	364,426
ONE Gas Inc.
2.00%, 05/15/30	885	813,160
4.25%, 09/01/32	860	853,131
4.50%, 11/01/48	250	216,955
4.66%, 02/01/44	150	136,021
5.10%, 04/01/29	25	25,800
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	305	214,348
5.05%, 05/15/52	427	387,921
5.10%, 02/15/35	50	51,166
5.40%, 06/15/33	80	83,709
Southern California Gas Co.
3.75%, 09/15/42	190	154,649
5.13%, 11/15/40	175	173,643
5.20%, 06/01/33	100	103,703
5.75%, 06/01/53	100	101,454
Series UU, 4.13%, 06/01/48	210	170,721
Series VV, 4.30%, 01/15/49	165	137,752
Series WW, 3.95%, 02/15/50	272	211,496
Southwest Gas Corp.
3.18%, 08/15/51	15	10,448
3.70%, 04/01/28	65	64,399
3.80%, 09/29/46	155	119,679
4.15%, 06/01/49	166	134,762
5.45%, 03/23/28	35	35,943
5.80%, 12/01/27	100	102,953
Spire Inc., 6.45%, 06/01/56, (5-year CMT + 2.32%)(a)	200	199,955
Spire Missouri Inc., Series 2034, 5.15%, 08/15/34	125	129,357
Washington Gas Light Co.
3.65%, 09/15/49	214	158,826
Series K, 3.80%, 09/15/46	110	85,998
		9,226,826
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	21	21,107
Stanley Black & Decker Inc., 4.85%, 11/15/48	40	35,289
		56,396
Health Care - Products — 0.2%
Agilent Technologies Inc., 2.75%, 09/15/29	712	677,328
Baxter International Inc.
2.54%, 02/01/32	210	183,615
3.13%, 12/01/51	200	128,666
Boston Scientific Corp.
4.55%, 03/01/39	55	53,046
4.70%, 03/01/49	84	77,094
6.25%, 11/15/35	45	50,675
7.38%, 01/15/40	115	140,770
Danaher Corp.
2.60%, 10/01/50	450	280,812
2.80%, 12/10/51	590	379,828
4.38%, 09/15/45	151	134,437
Dentsply Sirona Inc., 3.25%, 06/01/30(b)	400	369,462
DH Europe Finance II SARL
3.25%, 11/15/39	380	315,023
3.40%, 11/15/49	517	383,219
Security	Par (000)	Value
Health Care - Products (continued)
Edwards Lifesciences Corp., 4.30%, 06/15/28	$2,689	$2,699,467
GE HealthCare Technologies Inc., 6.38%, 11/22/52	285	315,911
Revvity Inc.
2.25%, 09/15/31	135	119,153
2.55%, 03/15/31	145	131,216
3.30%, 09/15/29	168	162,126
3.63%, 03/15/51	140	100,737
Smith & Nephew PLC
2.03%, 10/14/30	255	229,257
5.40%, 03/20/34	80	83,508
Solventum Corp.
5.60%, 03/23/34	150	156,807
5.90%, 04/30/54	235	241,162
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	620	571,108
3.75%, 03/15/51	340	254,475
Stryker Corp.
2.90%, 06/15/50	155	104,156
4.10%, 04/01/43	50	43,197
4.38%, 05/15/44	89	78,628
4.63%, 03/15/46	159	143,979
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	770	695,899
4.45%, 08/15/45	169	148,554
5.05%, 02/19/30	25	25,782
5.20%, 09/15/34	25	25,658
5.50%, 02/19/35	25	26,111
5.75%, 11/30/39	95	99,810
		9,630,676
Health Care - Services — 0.8%
Aetna Inc.
4.50%, 05/15/42	150	130,025
6.63%, 06/15/36	241	266,012
6.75%, 12/15/37	174	194,320
Centene Corp.
2.45%, 07/15/28	85	79,152
2.50%, 03/01/31	495	426,853
2.63%, 08/01/31	525	450,087
3.00%, 10/15/30	245	218,584
3.38%, 02/15/30	960	882,420
4.25%, 12/15/27	35	34,584
4.63%, 12/15/29	305	295,208
Cigna Group (The)
2.40%, 03/15/30	280	260,216
3.20%, 03/15/40	240	191,363
3.40%, 03/15/50	509	361,958
3.40%, 03/15/51	315	221,718
3.88%, 10/15/47	401	313,211
4.38%, 10/15/28	986	995,274
4.50%, 09/15/30	75	75,593
4.80%, 08/15/38	568	549,273
4.80%, 07/15/46	240	216,550
4.88%, 09/15/32	75	76,355
4.90%, 12/15/48	445	403,970
5.13%, 05/15/31	120	124,323
5.25%, 02/15/34	280	289,881
5.25%, 01/15/36	75	76,907
5.40%, 03/15/33	170	178,087
5.60%, 02/15/54	290	285,830
6.00%, 01/15/56	195	203,129

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.13%, 11/15/41	$189	$201,933
Elevance Health Inc.
2.25%, 05/15/30	25	23,013
2.55%, 03/15/31	125	114,304
2.88%, 09/15/29	75	71,568
3.13%, 05/15/50	168	111,637
3.60%, 03/15/51	235	169,692
3.65%, 12/01/27	215	213,521
3.70%, 09/15/49	235	174,215
4.00%, 09/15/28	175	174,624
4.10%, 03/01/28	275	275,196
4.10%, 05/15/32	345	336,648
4.38%, 12/01/47	291	244,202
4.55%, 03/01/48	45	38,698
4.55%, 05/15/52	125	105,065
4.60%, 09/15/32	175	175,119
4.63%, 05/15/42	207	187,255
4.65%, 01/15/43	220	198,743
4.65%, 08/15/44	122	108,612
4.75%, 02/15/30	160	163,378
4.75%, 02/15/33	460	463,604
4.95%, 11/01/31	260	266,469
5.00%, 01/15/36	175	175,291
5.10%, 01/15/44	186	176,963
5.13%, 02/15/53	120	109,684
5.15%, 06/15/29	220	226,891
5.20%, 02/15/35	450	461,120
5.38%, 06/15/34	290	300,832
5.50%, 10/15/32	440	464,259
5.65%, 06/15/54	125	122,886
5.70%, 02/15/55	180	178,104
5.70%, 09/15/55	250	247,902
5.85%, 01/15/36	120	127,883
5.85%, 11/01/64	275	272,813
5.95%, 12/15/34	145	155,859
6.10%, 10/15/52	15	15,645
6.38%, 06/15/37	44	48,305
HCA Inc.
2.38%, 07/15/31	60	53,792
3.50%, 09/01/30	475	457,777
3.50%, 07/15/51	479	333,706
3.63%, 03/15/32	47	44,575
4.13%, 06/15/29	228	227,602
4.63%, 03/15/52	292	243,665
5.13%, 06/15/39	229	224,038
5.25%, 06/15/49	344	317,141
5.50%, 06/01/33	585	613,767
5.50%, 06/15/47	309	297,231
5.60%, 04/01/34	115	120,457
5.88%, 02/01/29	365	380,405
5.90%, 06/01/53	205	204,356
5.95%, 09/15/54	115	115,744
6.00%, 04/01/54	285	289,218
6.10%, 04/01/64	155	157,217
Humana Inc.
3.13%, 08/15/29	175	168,077
3.95%, 08/15/49	171	128,975
4.63%, 12/01/42	237	206,591
4.80%, 03/15/47	235	202,142
4.88%, 04/01/30	244	247,394
4.95%, 10/01/44	220	196,163
Security	Par (000)	Value
Health Care - Services (continued)
5.38%, 04/15/31	$180	$186,214
5.50%, 03/15/53	105	97,143
5.55%, 05/01/35	75	76,997
5.75%, 03/01/28	60	62,009
5.75%, 12/01/28	20	20,812
5.75%, 04/15/54	240	229,631
5.88%, 03/01/33	170	179,441
5.95%, 03/15/34	190	200,583
6.00%, 05/01/55	105	104,282
ICON Investments Six DAC, 6.00%, 05/08/34	410	433,050
IQVIA Inc.
5.70%, 05/15/28	95	98,005
6.25%, 02/01/29	120	126,539
Laboratory Corp. of America Holdings
2.70%, 06/01/31	450	413,615
2.95%, 12/01/29	242	230,589
4.35%, 04/01/30	150	150,432
4.55%, 04/01/32	65	65,210
4.70%, 02/01/45	314	283,794
4.80%, 10/01/34	115	114,508
Quest Diagnostics Inc.
2.80%, 06/30/31	635	587,244
2.95%, 06/30/30	621	588,883
4.20%, 06/30/29	391	392,628
4.70%, 03/30/45	275	252,263
5.00%, 12/15/34	145	147,901
6.40%, 11/30/33	115	128,079
UnitedHealth Group Inc.
2.75%, 05/15/40	95	72,027
2.90%, 05/15/50	120	77,925
3.13%, 05/15/60	182	113,562
3.25%, 05/15/51	285	196,793
3.50%, 08/15/39	195	164,693
3.70%, 08/15/49	301	227,724
3.75%, 10/15/47	225	174,688
3.88%, 08/15/59	283	208,484
3.95%, 10/15/42	40	33,647
4.20%, 01/15/47	224	186,667
4.25%, 03/15/43	150	130,602
4.25%, 04/15/47	227	190,412
4.25%, 06/15/48	270	225,075
4.38%, 03/15/42	115	102,975
4.45%, 12/15/48	239	204,676
4.63%, 07/15/35	281	279,934
4.63%, 11/15/41	156	144,603
4.75%, 07/15/45	217	198,180
4.75%, 05/15/52	245	216,328
4.95%, 05/15/62	205	180,324
5.00%, 04/15/34	470	480,975
5.15%, 07/15/34	665	687,133
5.20%, 04/15/63	330	303,434
5.38%, 04/15/54	225	217,450
5.50%, 04/15/64	205	197,294
5.63%, 07/15/54	555	555,891
5.70%, 10/15/40	5	5,281
5.75%, 07/15/64	270	270,725
5.80%, 03/15/36	230	247,246
5.88%, 02/15/53	180	185,230
5.95%, 02/15/41	50	53,537
6.05%, 02/15/63	180	188,557
6.50%, 06/15/37	74	83,612

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.63%, 11/15/37	$175	$200,175
6.88%, 02/15/38	185	215,720
		32,324,280
Holding Companies - Diversified — 0.1%
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31	145	148,858
6.38%, 07/01/34	675	689,832
6.75%, 07/15/35	1,360	1,411,534
North Haven Private Income Fund LLC, 5.75%, 02/01/30	725	725,584
		2,975,808
Home Builders — 0.0%
PulteGroup Inc.
6.00%, 02/15/35	75	81,134
6.38%, 05/15/33	95	104,452
7.88%, 06/15/32	10	11,719
Sekisui House U.S., Inc.
2.50%, 01/15/31	95	84,756
3.97%, 08/06/61	125	85,687
6.00%, 01/15/43	155	145,371
		513,119
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	92	90,221
3.50%, 11/15/51	160	103,934
4.40%, 03/15/29	240	235,970
		430,125
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	325	285,058
5.75%, 03/15/33	280	297,119
Church & Dwight Co. Inc.
3.95%, 08/01/47	40	32,365
5.00%, 06/15/52	105	97,514
5.60%, 11/15/32	80	85,397
Clorox Co. (The)
1.80%, 05/15/30	855	771,885
3.10%, 10/01/27	976	962,017
3.90%, 05/15/28	454	453,834
4.40%, 05/01/29	1,040	1,051,497
4.60%, 05/01/32	495	500,942
Kimberly-Clark Corp.
2.00%, 11/02/31(b)	100	90,174
2.88%, 02/07/50	210	139,968
3.10%, 03/26/30	863	831,733
3.20%, 04/25/29	510	498,475
3.20%, 07/30/46	270	196,844
3.90%, 05/04/47	210	168,710
3.95%, 11/01/28	360	361,833
4.50%, 02/16/33	140	142,470
5.30%, 03/01/41	140	142,066
6.63%, 08/01/37	310	362,155
		7,472,056
Insurance — 0.9%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	72	86,573
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	1,915	1,936,047
Aflac Inc.
3.60%, 04/01/30	189	186,021
4.00%, 10/15/46	30	24,443
Security	Par (000)	Value
Insurance (continued)
4.75%, 01/15/49	$72	$64,490
Allstate Corp. (The)
5.35%, 06/01/33	13	13,596
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)	225	236,560
American International Group Inc.
4.50%, 07/16/44	195	173,617
4.75%, 04/01/48	281	252,254
Aon Corp.
4.50%, 12/15/28	114	115,489
6.25%, 09/30/40	115	126,992
Aon Global Ltd., 4.75%, 05/15/45	147	132,111
Aon North America Inc., 5.75%, 03/01/54	70	70,828
Arch Capital Finance LLC, 5.03%, 12/15/46	141	133,958
Arch Capital Group Ltd., 3.64%, 06/30/50	125	94,548
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	100	96,612
Arthur J Gallagher & Co.
3.05%, 03/09/52	335	214,901
5.15%, 02/15/35	45	45,706
5.55%, 02/15/55	325	315,712
5.75%, 07/15/54	20	19,901
6.75%, 02/15/54	65	72,760
Assurant Inc.
2.65%, 01/15/32	1,410	1,249,434
3.70%, 02/22/30	1,074	1,046,000
4.90%, 03/27/28	189	191,387
5.55%, 02/15/36	655	666,687
AXA SA, 8.60%, 12/15/30	2,345	2,775,367
Axis Specialty Finance LLC
3.90%, 07/15/29	50	49,363
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	80	77,161
Brown & Brown Inc., 4.50%, 03/15/29	25	25,097
Chubb Corp. (The)
6.00%, 05/11/37	15	16,438
Series 1, 6.50%, 05/15/38	10	11,366
Chubb INA Holdings LLC
3.05%, 12/15/61	70	43,985
4.15%, 03/13/43	5	4,376
4.35%, 11/03/45	135	119,674
6.70%, 05/15/36	125	144,489
CNO Financial Group Inc.
5.25%, 05/30/29	296	301,516
6.45%, 06/15/34	185	196,156
Equitable Holdings Inc.
4.35%, 04/20/28	500	502,072
5.00%, 04/20/48	140	127,012
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	50	52,086
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	110	70,444
4.87%, 06/01/44	60	54,192
First American Financial Corp.
2.40%, 08/15/31	25	21,913
4.00%, 05/15/30	230	223,079
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	2,345	2,239,001
3.60%, 08/19/49	269	203,539
4.30%, 04/15/43	105	91,944
4.40%, 03/15/48	141	122,025
5.95%, 10/15/36	683	745,409
6.10%, 10/01/41	162	175,507

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Jackson Financial Inc.
3.13%, 11/23/31	$120	$109,273
4.00%, 11/23/51	55	38,927
Lincoln National Corp.
3.05%, 01/15/30	50	47,707
4.35%, 03/01/48	62	50,108
6.30%, 10/09/37	112	120,691
7.00%, 06/15/40	175	198,369
Manulife Financial Corp.
3.70%, 03/16/32	2,530	2,435,638
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(a)	330	328,437
5.38%, 03/04/46	300	300,609
Markel Group Inc.
3.35%, 09/17/29	10	9,654
4.15%, 09/17/50	85	66,765
5.00%, 05/20/49	75	67,473
6.00%, 05/16/54	35	35,974
Marsh & McLennan Companies Inc.
4.20%, 03/01/48	220	184,447
4.35%, 01/30/47	252	217,007
4.38%, 03/15/29	222	224,570
4.55%, 11/08/27	65	65,762
4.65%, 03/15/30	125	127,552
4.75%, 03/15/39	70	68,134
4.85%, 11/15/31	125	128,331
4.90%, 03/15/49	312	286,147
5.00%, 03/15/35	330	335,837
5.35%, 11/15/44	75	74,262
5.40%, 03/15/55	355	347,243
5.45%, 03/15/53	35	34,453
5.45%, 03/15/54	40	39,321
5.70%, 09/15/53	15	15,335
5.88%, 08/01/33	420	457,212
MetLife Inc.
4.05%, 03/01/45	273	227,595
4.13%, 08/13/42	70	60,186
4.55%, 03/23/30	381	389,376
4.60%, 05/13/46	165	149,378
4.72%, 12/15/44	162	148,485
4.88%, 11/13/43	167	156,533
5.25%, 01/15/54	20	19,333
5.30%, 12/15/34	210	219,135
5.38%, 07/15/33	155	163,622
5.70%, 06/15/35	125	134,048
5.88%, 02/06/41	135	142,789
6.38%, 06/15/34	15	16,876
6.40%, 12/15/66	497	521,976
6.50%, 12/15/32	25	28,181
10.75%, 08/01/69	240	319,554
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	100	105,601
Principal Financial Group Inc.
3.70%, 05/15/29	97	95,455
4.30%, 11/15/46	204	174,621
4.35%, 05/15/43	136	118,989
4.63%, 09/15/42	159	145,588
6.05%, 10/15/36	74	80,934
Progressive Corp. (The)
2.45%, 01/15/27	66	64,980
3.00%, 03/15/32	1,000	927,155
Security	Par (000)	Value
Insurance (continued)
3.20%, 03/26/30	$825	$796,923
3.70%, 01/26/45	139	111,447
3.95%, 03/26/50	90	72,304
4.00%, 03/01/29	169	169,438
4.13%, 04/15/47	121	102,137
4.20%, 03/15/48	203	172,156
4.35%, 04/25/44	130	115,395
4.95%, 06/15/33	1,000	1,030,185
6.25%, 12/01/32	30	33,447
Prudential Financial Inc.
2.10%, 03/10/30	50	46,440
3.00%, 03/10/40	5	3,928
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	120	111,594
3.70%, 03/13/51	355	268,758
3.88%, 03/27/28	54	53,981
3.91%, 12/07/47	140	112,101
3.94%, 12/07/49	280	221,196
4.35%, 02/25/50	235	198,387
4.42%, 03/27/48	213	183,103
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	225	222,049
4.60%, 05/15/44	207	185,900
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	175	173,430
5.20%, 03/14/35	655	674,488
5.70%, 12/14/36	215	229,961
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	50	50,512
5.75%, 07/15/33	155	167,822
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	105	108,731
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	80	84,213
6.63%, 12/01/37	100	114,578
6.63%, 06/21/40	132	152,618
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	105	111,646
Prudential Funding Asia PLC
3.13%, 04/14/30	155	148,748
3.63%, 03/24/32	280	266,643
Selective Insurance Group Inc.
5.38%, 03/01/49	100	92,865
5.90%, 04/15/35	155	162,453
Stewart Information Services Corp., 3.60%, 11/15/31	480	429,748
Travelers Companies Inc. (The)
2.55%, 04/27/50	110	67,917
3.75%, 05/15/46	133	105,937
4.00%, 05/30/47	192	158,198
4.05%, 03/07/48	160	131,715
4.10%, 03/04/49	115	94,861
4.30%, 08/25/45	200	173,591
4.60%, 08/01/43	112	101,963
5.35%, 11/01/40	305	313,099
6.25%, 06/15/37	372	416,785
6.75%, 06/20/36	169	196,082
Travelers Property Casualty Corp., 6.38%, 03/15/33	190	215,056
Unum Group
4.00%, 06/15/29	35	34,651
4.50%, 12/15/49	80	65,362
5.75%, 08/15/42	100	100,356
Willis North America Inc.
2.95%, 09/15/29	40	38,097
3.88%, 09/15/49	203	154,068
4.50%, 09/15/28	124	124,971
5.05%, 09/15/48	158	144,672

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.35%, 05/15/33	$5	$5,194
5.90%, 03/05/54	235	238,081
XL Group Ltd., 5.25%, 12/15/43	1,039	993,715
		37,839,162
Internet — 0.1%
Alibaba Group Holding Ltd.
3.25%, 02/09/61	500	334,014
5.63%, 11/26/54	10	10,376
Amazon.com Inc.
2.50%, 06/03/50	550	338,183
2.70%, 06/03/60	1,009	586,820
3.10%, 05/12/51	535	369,053
3.25%, 05/12/61	345	228,379
3.95%, 04/13/52	225	180,665
4.05%, 08/22/47	472	397,041
4.10%, 04/13/62	290	229,309
4.25%, 08/22/57	471	389,650
Baidu Inc., 2.38%, 10/09/30	200	185,282
Booking Holdings Inc., 3.55%, 03/15/28	54	53,565
eBay Inc.
3.65%, 05/10/51	400	297,917
4.00%, 07/15/42	222	185,141
4.25%, 03/06/29	25	25,105
5.13%, 11/06/35	50	50,233
JD.com Inc., 4.13%, 01/14/50	200	169,032
MercadoLibre Inc., 3.13%, 01/14/31	270	249,755
Meta Platforms Inc.
5.55%, 08/15/64	1,000	967,243
5.75%, 11/15/65	1,000	994,598
Uber Technologies Inc., 5.35%, 09/15/54	5	4,851
VeriSign Inc., 2.70%, 06/15/31	80	72,681
		6,318,893
Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55	350	221,301
4.40%, 05/01/48	155	134,500
4.65%, 06/01/30	125	127,697
5.10%, 06/01/35	125	128,194
5.20%, 08/01/43	162	159,722
6.40%, 12/01/37	15	16,885
Steel Dynamics Inc.
3.25%, 10/15/50	65	45,111
3.45%, 04/15/30	245	236,935
4.00%, 12/15/28	150	149,639
5.25%, 05/15/35	85	87,323
5.38%, 08/15/34	25	26,038
5.75%, 05/15/55	55	55,965
		1,389,310
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45	725	596,790
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29	95	91,821
3.70%, 01/15/31	127	120,154
5.85%, 08/01/34	115	118,165
Sands China Ltd.
2.85%, 03/08/29	385	363,177
3.25%, 08/08/31	330	302,153
Security	Par (000)	Value
Lodging (continued)
5.40%, 08/08/28	$70	$71,092
		1,066,562
Machinery — 0.4%
AGCO Corp., 5.80%, 03/21/34	405	423,141
Caterpillar Inc.
2.60%, 09/19/29	221	210,946
3.25%, 09/19/49	221	160,664
3.25%, 04/09/50	217	158,271
4.30%, 05/15/44	100	89,048
4.75%, 05/15/64	172	154,622
5.20%, 05/15/35	75	78,498
5.20%, 05/27/41	287	292,417
5.30%, 09/15/35	149	157,634
6.05%, 08/15/36	146	163,771
CNH Industrial Capital LLC
4.50%, 10/08/27	90	90,670
4.50%, 10/16/30	1,140	1,142,998
4.55%, 04/10/28	505	509,313
4.75%, 03/21/28	1,150	1,165,344
5.10%, 04/20/29	1,490	1,527,892
5.50%, 01/12/29	1,290	1,336,806
CNH Industrial NV, 3.85%, 11/15/27	1,287	1,283,716
Deere & Co.
3.10%, 04/15/30	155	149,724
3.75%, 04/15/50	190	151,378
5.38%, 10/16/29	50	52,759
5.45%, 01/16/35	50	53,125
5.70%, 01/19/55	255	269,181
7.13%, 03/03/31	95	108,038
Dover Corp., 5.38%, 03/01/41	30	30,353
Flowserve Corp., 3.50%, 10/01/30	110	105,141
IDEX Corp., 2.63%, 06/15/31	55	50,368
John Deere Capital Corp.
1.75%, 03/09/27	10	9,745
2.45%, 01/09/30	90	85,111
2.80%, 09/08/27	60	59,009
2.80%, 07/18/29	70	67,349
3.05%, 01/06/28	115	113,473
3.45%, 03/07/29	85	83,984
4.35%, 09/15/32	145	146,121
4.38%, 10/15/30	50	50,685
5.10%, 04/11/34	150	156,313
5.15%, 09/08/33	335	352,081
Series 1, 5.05%, 06/12/34	660	685,959
Series I, 4.55%, 06/05/30	50	50,940
nVent Finance SARL, 5.65%, 05/15/33	100	104,768
Oshkosh Corp.
3.10%, 03/01/30	822	786,074
4.60%, 05/15/28	833	839,881
Otis Worldwide Corp., 3.36%, 02/15/50	25	17,941
Rockwell Automation Inc.
2.80%, 08/15/61	25	14,852
3.50%, 03/01/29	344	338,831
4.20%, 03/01/49	127	107,666
Xylem Inc./New York
1.95%, 01/30/28	1,648	1,582,717
2.25%, 01/30/31(b)	1,385	1,260,657
4.38%, 11/01/46	55	47,438
		16,877,413

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	$709	$668,065
2.88%, 10/15/27	1,440	1,413,968
3.05%, 04/15/30	480	459,555
3.38%, 03/01/29	264	258,875
3.63%, 09/14/28	705	700,499
3.63%, 10/15/47	104	79,517
3.70%, 04/15/50	10	7,593
4.80%, 03/15/30	75	76,928
5.15%, 03/15/35	1,005	1,040,092
5.70%, 03/15/37	165	176,661
Eaton Corp.
3.92%, 09/15/47	80	65,647
4.00%, 11/02/32	70	69,071
4.15%, 03/15/33	70	69,298
4.15%, 11/02/42	115	101,461
4.70%, 08/23/52	95	86,411
Parker-Hannifin Corp.
3.25%, 03/01/27	65	64,501
3.25%, 06/14/29	285	278,107
4.00%, 06/14/49	168	137,191
4.10%, 03/01/47	81	68,146
4.20%, 11/21/34	120	117,524
4.45%, 11/21/44	118	105,370
6.25%, 05/15/38	45	50,741
Pentair Finance SARL
4.50%, 07/01/29	695	699,967
5.90%, 07/15/32	1,135	1,207,741
Teledyne Technologies Inc., 2.75%, 04/01/31	1,510	1,400,205
Textron Inc.
3.00%, 06/01/30	71	67,439
3.38%, 03/01/28	45	44,238
3.65%, 03/15/27	25	24,852
3.90%, 09/17/29	117	115,373
		9,655,036
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/61	150	91,672
3.95%, 06/30/62	395	242,753
4.40%, 12/01/61	1,000	668,924
5.50%, 04/01/63	750	603,591
6.83%, 10/23/55	495	486,057
Comcast Corp.
2.45%, 08/15/52(b)	252	137,031
2.65%, 08/15/62	229	117,829
2.80%, 01/15/51	168	100,253
2.89%, 11/01/51	422	254,809
2.94%, 11/01/56	882	513,207
2.99%, 11/01/63	854	476,313
3.40%, 07/15/46	175	124,500
3.45%, 02/01/50	345	237,269
3.75%, 04/01/40	250	209,389
3.90%, 03/01/38	166	145,663
3.97%, 11/01/47	403	309,870
4.00%, 08/15/47	214	165,224
4.00%, 03/01/48	353	271,512
4.00%, 11/01/49	411	310,920
4.05%, 11/01/52	419	313,851
4.60%, 10/15/38	385	362,906
4.60%, 08/15/45	176	151,519
Security	Par (000)	Value
Media (continued)
4.65%, 02/15/33	$225	$226,086
4.65%, 07/15/42	219	194,140
4.70%, 10/15/48	205	174,846
4.75%, 03/01/44	334	295,716
4.80%, 05/15/33	50	50,618
4.95%, 10/15/58	290	247,232
5.35%, 05/15/53	100	92,386
5.50%, 05/15/64	155	142,953
5.65%, 06/15/35	83	87,500
6.45%, 03/15/37	95	105,712
6.50%, 11/15/35	313	350,815
6.55%, 07/01/39	75	84,683
6.95%, 08/15/37	190	219,704
FactSet Research Systems Inc., 3.45%, 03/01/32	245	227,027
Fox Corp.
5.48%, 01/25/39	320	324,318
5.58%, 01/25/49	429	418,188
Grupo Televisa SAB
5.00%, 05/13/45	65	45,795
6.13%, 01/31/46	55	44,192
6.63%, 01/15/40	205	188,949
NBCUniversal Media LLC
4.45%, 01/15/43	170	146,347
6.40%, 04/30/40	110	121,163
Paramount Global
4.38%, 03/15/43	127	96,034
4.60%, 01/15/45	101	76,698
4.85%, 07/01/42	30	24,021
4.90%, 08/15/44	147	114,891
4.95%, 01/15/31	140	138,197
4.95%, 05/19/50	245	190,663
5.25%, 04/01/44	128	103,925
5.50%, 05/15/33	62	61,065
5.85%, 09/01/43	170	152,919
5.90%, 10/15/40	77	70,646
6.88%, 04/30/36	227	238,352
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	270	190,408
3.70%, 12/01/42	100	82,572
4.38%, 08/16/41	125	113,652
Series E, 4.13%, 12/01/41	140	123,689
Walt Disney Co. (The)
2.75%, 09/01/49	485	314,142
3.50%, 05/13/40	56	47,281
3.60%, 01/13/51	645	488,400
3.80%, 05/13/60	586	437,887
4.70%, 03/23/50	296	269,909
6.15%, 03/01/37	105	116,749
6.15%, 02/15/41	49	54,041
7.75%, 12/01/45	5	6,459
		13,596,032
Metal Fabricate & Hardware — 0.0%
Valmont Industries Inc.
5.00%, 10/01/44	144	135,924
5.25%, 10/01/54	120	114,184
		250,108
Mining — 0.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	50	48,565
3.75%, 10/01/30	530	507,809

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Kinross Gold Corp., 4.50%, 07/15/27	$444	$446,689
Newmont Corp.
2.60%, 07/15/32	40	36,449
4.88%, 03/15/42	237	228,805
5.45%, 06/09/44	160	160,942
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	30	18,886
5.20%, 11/02/40	320	323,064
Rio Tinto Finance USA PLC
4.75%, 03/22/42	135	127,650
5.00%, 03/09/33	115	118,767
5.13%, 03/09/53	230	217,952
5.75%, 03/14/55	20	20,684
Yamana Gold Inc., 2.63%, 08/15/31	80	71,895
		2,328,157
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	570	547,804
3.57%, 12/01/31	75	70,134
4.25%, 04/01/28	390	388,097
		1,006,035
Oil & Gas — 0.7%
BP Capital Markets America Inc.
2.77%, 11/10/50	372	235,068
2.94%, 06/04/51	350	228,115
3.00%, 02/24/50	375	250,197
3.00%, 03/17/52	230	150,646
3.38%, 02/08/61	670	448,865
Burlington Resources LLC
5.95%, 10/15/36	145	157,845
7.20%, 08/15/31	172	195,788
ConocoPhillips Co.
4.03%, 03/15/62	430	320,215
4.30%, 11/15/44	209	180,258
4.85%, 01/15/32	170	175,108
5.05%, 09/15/33	80	82,940
5.30%, 05/15/53	5	4,747
5.50%, 01/15/55	245	239,608
5.55%, 03/15/54	180	177,575
5.65%, 01/15/65	260	256,960
5.70%, 09/15/63	120	118,911
5.90%, 10/15/32	217	236,895
5.90%, 05/15/38	400	433,989
5.95%, 03/15/46	35	36,878
6.50%, 02/01/39	275	312,640
6.95%, 04/15/29	235	256,687
Devon Energy Corp.
4.75%, 05/15/42	129	112,593
5.00%, 06/15/45	137	119,828
5.60%, 07/15/41	250	242,926
5.75%, 09/15/54	10	9,307
7.88%, 09/30/31	45	52,405
7.95%, 04/15/32	20	23,285
Diamondback Energy Inc.
3.50%, 12/01/29	378	366,499
4.25%, 03/15/52	85	67,361
4.40%, 03/24/51	113	91,992
5.40%, 04/18/34	195	200,457
5.55%, 04/01/35	70	72,389
5.75%, 04/18/54	55	53,039
Security	Par (000)	Value
Oil & Gas (continued)
5.90%, 04/18/64	$295	$284,164
6.25%, 03/15/53	125	128,447
Eni USA Inc., 7.30%, 11/15/27	300	317,256
EOG Resources Inc.
3.90%, 04/01/35	130	121,734
4.38%, 04/15/30	45	45,405
4.95%, 04/15/50	222	202,090
EQT Corp.
3.90%, 10/01/27	130	129,240
5.00%, 01/15/29	90	91,229
5.75%, 02/01/34	245	257,980
7.00%, 02/01/30	325	353,297
Equinor ASA
2.38%, 05/22/30	305	284,553
3.00%, 04/06/27	255	252,686
3.13%, 04/06/30	380	366,600
3.25%, 11/18/49	165	118,754
3.63%, 09/10/28	594	591,497
3.70%, 04/06/50	405	314,553
3.95%, 05/15/43	112	95,964
4.25%, 06/02/28	85	85,845
4.25%, 11/23/41	192	172,808
4.50%, 09/03/30	25	25,463
4.75%, 11/14/35	25	25,168
4.80%, 11/08/43	150	142,226
5.10%, 08/17/40	300	303,107
5.13%, 06/03/35	475	492,694
7.25%, 09/23/27	225	238,414
Hess Corp.
4.30%, 04/01/27	745	747,663
5.60%, 02/15/41	234	245,023
6.00%, 01/15/40	45	49,221
7.13%, 03/15/33	455	531,103
7.30%, 08/15/31	433	501,330
7.88%, 10/01/29	200	227,301
Marathon Petroleum Corp.
3.80%, 04/01/28	5	4,966
4.75%, 09/15/44	6	5,212
5.00%, 09/15/54	126	107,356
6.50%, 03/01/41	193	207,287
Occidental Petroleum Corp.
4.40%, 04/15/46	110	87,484
6.05%, 10/01/54	100	97,276
6.20%, 03/15/40	125	128,013
6.45%, 09/15/36	325	347,034
6.60%, 03/15/46	200	208,314
6.63%, 09/01/30	45	48,453
7.50%, 05/01/31	155	174,751
7.88%, 09/15/31	85	97,750
7.95%, 06/15/39	90	106,767
Ovintiv Inc.
5.65%, 05/15/28	190	195,694
6.25%, 07/15/33	250	264,972
6.50%, 08/15/34	270	289,623
6.50%, 02/01/38	187	196,714
6.63%, 08/15/37	130	138,116
7.20%, 11/01/31	340	377,447
7.38%, 11/01/31	747	835,316
8.13%, 09/15/30	155	177,503
Phillips 66
3.30%, 03/15/52	145	96,383

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.90%, 03/15/28	$405	$403,158
4.65%, 11/15/34	79	77,802
4.88%, 11/15/44	415	368,816
5.88%, 05/01/42	122	123,853
Phillips 66 Co.
4.95%, 03/15/35	145	144,946
5.25%, 06/15/31	75	78,273
5.30%, 06/30/33	345	357,124
5.50%, 03/15/55	160	149,112
5.65%, 06/15/54	150	143,257
Shell Finance U.S. Inc., 3.25%, 04/06/50	60	42,395
Shell International Finance BV
3.00%, 11/26/51	575	382,184
4.13%, 05/11/35	5	5,014
6.38%, 12/15/38	450	503,310
TotalEnergies Capital International SA
2.83%, 01/10/30	130	124,192
2.99%, 06/29/41	65	49,651
3.13%, 05/29/50	513	351,135
3.39%, 06/29/60	520	346,477
3.46%, 07/12/49	270	196,538
TotalEnergies Capital SA
3.88%, 10/11/28	5	5,009
5.15%, 04/05/34	125	130,629
5.28%, 09/10/54	255	245,364
5.43%, 09/10/64	145	139,067
5.49%, 04/05/54	240	236,777
5.64%, 04/05/64	360	358,235
Valero Energy Corp.
3.65%, 12/01/51	385	269,924
4.00%, 04/01/29	75	74,524
4.90%, 03/15/45	101	91,359
6.63%, 06/15/37	430	479,772
7.50%, 04/15/32	191	220,737
Woodside Finance Ltd.
5.10%, 09/12/34	1,225	1,220,044
5.70%, 05/19/32	225	234,517
5.70%, 09/12/54	170	162,950
6.00%, 05/19/35	4,005	4,199,898
		29,763,305
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	426	421,102
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29	497	480,574
3.34%, 12/15/27	2,261	2,235,469
Halliburton Co.
2.92%, 03/01/30	188	178,465
4.50%, 11/15/41	85	75,117
4.75%, 08/01/43	200	178,733
4.85%, 11/15/35	200	199,027
6.70%, 09/15/38	218	244,735
7.45%, 09/15/39	210	251,567
NOV Inc.
3.60%, 12/01/29	531	518,371
3.95%, 12/01/42	150	119,007
Schlumberger Investment SA, 2.65%, 06/26/30	365	343,139
		5,245,306
Security	Par (000)	Value
Packaging & Containers — 0.0%
Amcor Finance USA Inc.
4.50%, 05/15/28	$231	$232,315
5.63%, 05/26/33	245	257,052
Amcor Flexibles North America Inc.
2.63%, 06/19/30	195	181,082
2.69%, 05/25/31	40	36,564
Berry Global Inc., 5.65%, 01/15/34	285	298,866
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	400	415,909
Sonoco Products Co., 5.75%, 11/01/40	50	50,966
WestRock MWV LLC, 8.20%, 01/15/30	5	5,719
WRKCo Inc.
3.00%, 06/15/33	195	174,400
4.20%, 06/01/32	25	24,380
		1,677,253
Pharmaceuticals — 1.0%
AbbVie Inc.
4.05%, 11/21/39	688	622,182
4.25%, 11/14/28	130	131,376
4.25%, 11/21/49	884	747,089
4.30%, 05/14/36	638	618,048
4.40%, 11/06/42	432	391,801
4.45%, 05/14/46	315	279,007
4.50%, 05/14/35	465	461,671
4.63%, 10/01/42	227	209,999
4.65%, 03/15/28	100	101,622
4.70%, 05/14/45	328	302,652
4.88%, 03/15/30	110	113,654
4.88%, 11/14/48	418	388,833
5.20%, 03/15/35	95	99,130
5.40%, 03/15/54	395	393,067
5.50%, 03/15/64	315	315,160
5.60%, 03/15/55	315	322,512
Astrazeneca Finance LLC
4.88%, 03/03/28	55	56,248
4.88%, 03/03/33	220	228,238
4.90%, 03/03/30	105	108,734
5.00%, 02/26/34	130	135,456
AstraZeneca PLC
4.00%, 01/17/29	159	159,465
4.00%, 09/18/42	314	274,565
4.38%, 11/16/45	10	8,970
4.38%, 08/17/48	84	74,661
6.45%, 09/15/37	800	921,584
Bristol-Myers Squibb Co.
2.55%, 11/13/50	95	57,637
3.25%, 02/27/27	165	164,083
3.25%, 08/01/42	208	162,551
3.70%, 03/15/52	345	260,658
3.90%, 03/15/62	475	351,697
4.25%, 10/26/49	543	455,240
4.35%, 11/15/47	408	352,460
4.50%, 03/01/44	120	107,808
4.55%, 02/20/48	295	259,977
5.00%, 08/15/45	295	283,189
5.55%, 02/22/54(b)	580	584,935
Cardinal Health Inc.
3.41%, 06/15/27	160	158,616
4.37%, 06/15/47	202	170,422
4.50%, 09/15/30	100	100,918
4.50%, 11/15/44	71	61,664
4.60%, 03/15/43	80	70,856

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.90%, 09/15/45	$70	$63,926
5.00%, 11/15/29	130	133,749
5.13%, 02/15/29	140	144,375
5.15%, 09/15/35	255	260,437
5.35%, 11/15/34	790	817,872
5.45%, 02/15/34	215	224,636
5.75%, 11/15/54	65	65,911
Cencora Inc.
3.45%, 12/15/27	425	420,305
4.25%, 03/01/45	252	216,053
4.30%, 12/15/47	314	265,040
4.85%, 12/15/29	75	76,898
5.13%, 02/15/34	425	438,634
5.15%, 02/15/35	35	36,009
CVS Health Corp.
4.13%, 04/01/40	120	103,650
4.25%, 04/01/50	378	296,985
4.78%, 03/25/38	1,117	1,062,789
4.88%, 07/20/35	282	279,335
5.05%, 03/25/48	951	854,332
5.13%, 07/20/45	480	438,416
5.30%, 12/05/43	205	193,999
5.63%, 02/21/53	415	395,851
5.88%, 06/01/53	265	261,973
6.00%, 06/01/63	285	281,302
6.13%, 09/15/39	175	184,680
Eli Lilly & Co.
2.50%, 09/15/60	555	312,413
3.10%, 05/15/27	200	198,225
3.38%, 03/15/29	10	9,869
3.70%, 03/01/45	155	126,714
3.95%, 03/15/49	210	172,438
4.15%, 03/15/59	455	366,918
4.70%, 02/27/33	105	107,888
4.88%, 02/27/53	120	112,475
4.95%, 02/27/63	135	125,531
5.00%, 02/09/54	70	66,675
5.05%, 08/14/54	30	28,837
5.10%, 02/09/64	245	232,024
5.20%, 08/14/64	160	154,177
5.50%, 03/15/27	85	86,926
5.50%, 02/12/55	95	97,502
5.55%, 03/15/37	170	186,021
5.60%, 02/12/65	70	71,825
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	529	528,920
4.20%, 03/18/43	110	97,004
4.88%, 04/15/35	110	112,041
6.38%, 05/15/38	436	496,488
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	284	278,578
McKesson Corp.
4.25%, 09/15/29	75	75,569
4.65%, 05/30/30	50	51,000
4.95%, 05/30/32	50	51,597
5.10%, 07/15/33	500	519,724
5.25%, 05/30/35	50	52,082
Mead Johnson Nutrition Co.
4.60%, 06/01/44	177	159,725
5.90%, 11/01/39	228	247,409
Merck & Co. Inc.
2.45%, 06/24/50	75	45,226
Security	Par (000)	Value
Pharmaceuticals (continued)
2.75%, 12/10/51	$400	$254,374
2.90%, 12/10/61	690	414,347
3.40%, 03/07/29	35	34,450
3.60%, 09/15/42	100	82,098
3.70%, 02/10/45	390	316,289
3.90%, 03/07/39	115	103,985
4.00%, 03/07/49	451	370,113
4.15%, 05/18/43	385	337,340
4.50%, 05/17/33	315	319,915
5.00%, 05/17/53	55	52,005
5.15%, 05/17/63	285	269,420
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	142	155,249
5.95%, 12/01/28	350	370,707
Novartis Capital Corp.
2.75%, 08/14/50	365	239,527
3.70%, 09/21/42	60	50,446
3.80%, 09/18/29	185	184,524
3.90%, 11/05/28	175	175,810
4.00%, 09/18/31	175	174,803
4.00%, 11/20/45	115	97,767
4.10%, 11/05/30	175	175,720
4.20%, 09/18/34	1,340	1,318,032
4.30%, 11/05/32	175	175,392
4.60%, 11/05/35	175	175,054
4.70%, 09/18/54	545	496,019
5.20%, 11/05/45	90	89,690
5.30%, 11/05/55	90	89,214
Pfizer Inc.
2.70%, 05/28/50	235	150,129
4.00%, 12/15/36	55	52,106
4.00%, 03/15/49	210	171,351
4.10%, 09/15/38	170	157,015
4.13%, 12/15/46	135	113,384
4.20%, 09/15/48	340	286,685
7.20%, 03/15/39	185	224,173
Pfizer Investment Enterprises Pte Ltd.
5.30%, 05/19/53	660	639,364
5.34%, 05/19/63	935	888,420
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	420	285,975
3.38%, 07/09/60	265	173,361
5.00%, 11/26/28	190	194,669
5.80%, 07/05/64	250	250,935
Zoetis Inc.
2.00%, 05/15/30	640	587,125
3.00%, 09/12/27	1,985	1,954,293
3.00%, 05/15/50	1,095	739,000
3.90%, 08/20/28	341	341,042
3.95%, 09/12/47	345	281,249
4.15%, 08/17/28	150	150,917
4.45%, 08/20/48	1,101	960,003
4.70%, 02/01/43	4,810	4,466,100
5.00%, 08/17/35	150	152,681
5.60%, 11/16/32	920	982,594
		44,482,274
Pipelines — 1.4%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	8,985	7,664,393
3.70%, 11/15/29	1,372	1,341,743
5.13%, 06/30/27	507	512,195

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy Inc.
4.63%, 10/15/28	$9,500	$9,500,990
5.65%, 04/15/34	4,275	4,456,308
Cheniere Energy Partners LP
3.25%, 01/31/32	205	188,568
4.00%, 03/01/31	280	272,049
5.55%, 10/30/35(e)	25	25,706
5.95%, 06/30/33	161	171,112
Columbia Pipeline Group Inc., 5.80%, 06/01/45	105	104,704
Enbridge Energy Partners LP
7.38%, 10/15/45	75	88,632
Series B, 7.50%, 04/15/38	125	148,514
Enbridge Inc.
2.50%, 08/01/33	790	678,949
3.13%, 11/15/29	10	9,586
3.40%, 08/01/51	220	151,858
3.70%, 07/15/27	104	103,361
4.00%, 11/15/49	190	146,500
4.20%, 11/20/28	150	150,386
4.25%, 12/01/26	70	70,085
4.50%, 02/15/31	150	150,592
4.50%, 06/10/44	135	115,712
4.60%, 06/20/28	75	75,818
4.90%, 06/20/30	125	127,964
5.20%, 11/20/35	150	151,651
5.30%, 04/05/29	55	56,793
5.50%, 12/01/46	120	119,431
5.55%, 06/20/35	200	208,019
5.63%, 04/05/34	185	194,172
5.70%, 03/08/33	385	407,830
6.00%, 11/15/28	130	136,810
6.70%, 11/15/53	120	133,937
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	10	10,708
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	55	58,497
Enterprise Products Operating LLC
3.13%, 07/31/29	150	145,513
3.95%, 01/31/60	181	135,211
4.20%, 01/31/50	136	111,415
4.25%, 02/15/48	5	4,181
4.45%, 02/15/43	113	101,078
4.80%, 02/01/49	211	189,780
4.85%, 08/15/42	102	95,338
4.85%, 03/15/44	80	74,255
4.90%, 05/15/46	223	205,302
4.95%, 10/15/54	229	207,292
5.10%, 02/15/45	264	252,674
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	260	259,342
5.70%, 02/15/42	118	121,224
5.95%, 02/01/41	153	162,602
6.13%, 10/15/39	115	125,594
6.45%, 09/01/40	109	122,695
7.55%, 04/15/38	64	77,857
Series D, 6.88%, 03/01/33	60	68,359
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.30%)(a)	95	94,832
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	53	46,975
5.00%, 08/15/42	105	97,796
5.00%, 03/01/43	170	156,654
5.40%, 09/01/44	169	162,019
Security	Par (000)	Value
Pipelines (continued)
5.50%, 03/01/44	$206	$200,578
5.63%, 09/01/41	95	94,843
5.80%, 03/15/35	220	232,499
6.38%, 03/01/41	144	154,456
6.50%, 02/01/37	127	139,398
6.50%, 09/01/39	148	162,049
6.55%, 09/15/40	119	130,343
6.95%, 01/15/38	240	273,025
7.30%, 08/15/33	282	324,588
7.40%, 03/15/31	50	56,918
7.50%, 11/15/40	91	108,677
7.75%, 03/15/32	105	122,357
Kinder Morgan Inc.
2.00%, 02/15/31	150	133,901
3.25%, 08/01/50	62	41,348
3.60%, 02/15/51	135	96,131
4.30%, 03/01/28	502	504,779
4.80%, 02/01/33	380	383,007
5.00%, 02/01/29	700	717,698
5.05%, 02/15/46	265	241,848
5.10%, 08/01/29	105	108,140
5.15%, 06/01/30	55	57,003
5.20%, 06/01/33	600	619,985
5.20%, 03/01/48	254	235,225
5.30%, 12/01/34	595	610,234
5.40%, 02/01/34	360	372,981
5.45%, 08/01/52	10	9,450
5.55%, 06/01/45	316	308,522
5.85%, 06/01/35	1,030	1,092,732
5.95%, 08/01/54	190	192,615
7.75%, 01/15/32	182	212,145
7.80%, 08/01/31	135	157,153
MPLX LP
4.25%, 12/01/27	30	30,070
4.50%, 04/15/38	371	340,358
4.70%, 04/15/48	368	308,920
4.80%, 02/15/29	88	89,470
4.90%, 04/15/58	197	163,965
4.95%, 03/14/52	120	102,315
5.20%, 03/01/47	232	208,680
5.50%, 02/15/49	266	246,820
Northwest Pipeline LLC, 4.00%, 04/01/27	102	101,789
ONEOK Inc.
3.10%, 03/15/30	310	294,868
3.25%, 06/01/30	135	128,452
3.40%, 09/01/29	120	116,010
3.95%, 03/01/50	165	121,100
4.00%, 07/13/27	464	463,116
4.20%, 10/03/47	125	98,307
4.35%, 03/15/29	175	175,413
4.45%, 09/01/49	195	158,733
4.50%, 03/15/50	133	109,287
4.55%, 07/15/28	478	482,126
4.75%, 10/15/31	120	120,587
4.85%, 02/01/49	104	89,358
4.95%, 10/15/32	125	125,984
4.95%, 07/13/47	152	134,835
5.05%, 11/01/34	555	552,559
5.20%, 07/15/48	220	200,408
5.38%, 06/01/29	385	396,692
5.40%, 10/15/35	125	126,800

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.65%, 09/01/34	$670	$693,244
5.70%, 11/01/54	295	278,282
5.80%, 11/01/30	120	126,690
5.85%, 11/01/64	55	52,575
6.00%, 06/15/35	140	147,612
6.05%, 09/01/33	275	293,769
6.10%, 11/15/32	165	176,991
6.25%, 10/15/55	350	355,520
6.35%, 01/15/31	225	241,751
6.63%, 09/01/53	65	68,769
7.15%, 01/15/51	5	5,549
ONEOK Partners LP
6.13%, 02/01/41	156	161,374
6.20%, 09/15/43	141	144,883
6.65%, 10/01/36	265	290,689
6.85%, 10/15/37	195	216,499
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	277	277,523
4.50%, 05/15/30	346	348,150
5.00%, 03/15/27	252	253,490
5.90%, 09/15/37	53	56,743
Spectra Energy Partners LP
4.50%, 03/15/45	169	145,379
5.95%, 09/25/43	287	292,451
Targa Resources Corp.
4.20%, 02/01/33	520	498,423
4.35%, 01/15/29	150	150,521
4.90%, 09/15/30	200	203,894
4.95%, 04/15/52	175	149,896
5.40%, 07/30/36	175	176,857
5.50%, 02/15/35	55	56,427
5.55%, 08/15/35	250	256,803
5.65%, 02/15/36	200	206,532
6.13%, 03/15/33	70	75,014
6.13%, 05/15/55	160	160,923
6.50%, 03/30/34	340	373,645
6.50%, 02/15/53	250	263,914
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	630	602,344
4.88%, 02/01/31	205	206,074
5.50%, 03/01/30	290	295,197
TC PipeLines LP, 3.90%, 05/25/27	165	164,321
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	70	72,593
7.00%, 10/15/28	25	26,919
7.63%, 04/01/37	70	83,461
Texas Eastern Transmission LP, 7.00%, 07/15/32	327	368,945
TransCanada PipeLines Ltd.
4.10%, 04/15/30	219	216,970
4.25%, 05/15/28	165	165,429
4.63%, 03/01/34	180	176,568
4.88%, 05/15/48	75	68,300
5.10%, 03/15/49	129	121,254
5.60%, 03/31/34	60	62,536
5.85%, 03/15/36	115	121,016
6.10%, 06/01/40	105	111,459
6.20%, 10/15/37	274	295,538
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	15	15,362
7.25%, 08/15/38	184	214,055
7.63%, 01/15/39	180	216,494
Security	Par (000)	Value
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	$175	$136,752
4.00%, 03/15/28	40	39,947
4.45%, 08/01/42	27	23,927
4.60%, 03/15/48	257	224,924
5.40%, 08/15/41	93	92,852
Valero Energy Partners LP, 4.50%, 03/15/28	215	216,585
Western Midstream Operating LP
4.05%, 02/01/30	205	201,283
4.50%, 03/01/28	150	150,498
5.25%, 02/01/50	240	208,228
5.30%, 03/01/48	5	4,349
5.45%, 11/15/34	165	166,537
5.45%, 04/01/44	115	105,417
5.50%, 08/15/48	115	101,957
6.15%, 04/01/33	585	620,752
Williams Companies Inc. (The)
3.75%, 06/15/27	202	200,732
4.63%, 06/30/30	175	176,941
4.85%, 03/01/48	240	213,494
4.90%, 01/15/45	97	88,205
5.10%, 09/15/45	266	247,044
5.15%, 03/15/34	355	362,361
5.30%, 09/30/35	200	204,776
5.30%, 08/15/52	10	9,379
5.40%, 03/04/44	198	192,693
5.60%, 03/15/35	190	198,509
5.65%, 03/15/33	90	95,092
5.75%, 06/24/44	70	70,728
5.80%, 11/15/43	71	71,692
5.80%, 11/15/54	110	110,906
6.00%, 03/15/55	45	46,496
6.30%, 04/15/40	290	316,293
8.75%, 03/15/32	138	167,651
Series A, 7.50%, 01/15/31	57	64,563
		60,270,391
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	75	74,454
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31	1,135	1,033,926
4.80%, 06/15/30	100	101,860
4.90%, 01/15/33	125	126,604
5.50%, 04/01/29	135	140,122
5.50%, 06/15/35	100	103,694
5.95%, 08/15/34	295	317,188
Jones Lang LaSalle Inc., 6.88%, 12/01/28	10	10,709
		1,834,103
Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	405	332,745
2.95%, 03/15/34	205	176,838
3.00%, 05/18/51	100	61,512
3.38%, 08/15/31	60	56,234
3.55%, 03/15/52	115	78,304
4.00%, 02/01/50	205	153,326
4.85%, 04/15/49	167	143,090
4.90%, 12/15/30	65	66,073
American Tower Corp.
1.88%, 10/15/30	190	169,519

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.10%, 06/15/30	$365	$331,687
2.30%, 09/15/31	85	75,765
2.70%, 04/15/31	420	385,214
2.75%, 01/15/27	315	310,464
2.90%, 01/15/30	285	269,736
2.95%, 01/15/51	355	229,808
3.10%, 06/15/50	60	40,282
3.13%, 01/15/27	380	375,947
3.55%, 07/15/27	445	441,033
3.60%, 01/15/28	555	549,340
3.70%, 10/15/49	302	226,317
3.80%, 08/15/29	510	502,086
3.95%, 03/15/29	76	75,404
4.05%, 03/15/32	30	29,223
4.90%, 03/15/30	200	204,654
5.00%, 01/31/30	25	25,614
5.20%, 02/15/29	75	77,178
5.25%, 07/15/28	70	71,914
5.35%, 03/15/35	330	340,160
5.40%, 01/31/35	125	129,463
5.45%, 02/15/34	145	151,113
5.50%, 03/15/28	25	25,728
5.55%, 07/15/33	290	304,535
5.65%, 03/15/33	20	21,114
5.90%, 11/15/33	140	150,132
AvalonBay Communities Inc.
2.30%, 03/01/30	57	52,897
3.30%, 06/01/29	95	92,633
3.90%, 10/15/46	39	31,609
4.35%, 04/15/48	117	100,846
5.00%, 02/15/33	400	411,300
Boston Properties LP
2.45%, 10/01/33	395	327,486
2.55%, 04/01/32	270	235,480
2.90%, 03/15/30	360	337,528
3.25%, 01/30/31	354	331,868
3.40%, 06/21/29	356	343,896
4.50%, 12/01/28	260	261,223
5.75%, 01/15/35	145	149,198
6.50%, 01/15/34	240	259,549
6.75%, 12/01/27	70	73,279
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,494
4.05%, 07/01/30	319	314,904
4.13%, 05/15/29	45	44,750
COPT Defense Properties LP
2.00%, 01/15/29	195	181,817
2.75%, 04/15/31	210	191,282
2.90%, 12/01/33	170	145,587
Cousins Properties LP, 5.88%, 10/01/34	195	203,781
Crown Castle Inc.
2.10%, 04/01/31	355	312,905
2.25%, 01/15/31	360	322,275
2.50%, 07/15/31	280	250,563
2.90%, 03/15/27	175	172,008
3.10%, 11/15/29	105	100,162
3.25%, 01/15/51	183	122,659
3.30%, 07/01/30	360	342,022
3.65%, 09/01/27	775	767,672
3.80%, 02/15/28	827	818,448
4.00%, 03/01/27	225	224,235
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 11/15/49	$225	$171,653
4.15%, 07/01/50	215	169,284
4.30%, 02/15/29	355	354,377
4.75%, 05/15/47	229	200,256
4.80%, 09/01/28	235	238,140
5.00%, 01/11/28	290	294,372
5.10%, 05/01/33	365	369,778
5.20%, 02/15/49	241	220,091
5.60%, 06/01/29	205	213,056
5.80%, 03/01/34	45	47,367
Digital Realty Trust LP
3.60%, 07/01/29	3,174	3,113,759
3.70%, 08/15/27	1,284	1,276,390
4.45%, 07/15/28	4,612	4,649,702
5.55%, 01/15/28	2,485	2,558,253
DOC DR LLC
2.63%, 11/01/31	20	17,995
3.95%, 01/15/28	225	223,770
EPR Properties
3.60%, 11/15/31	100	93,023
4.50%, 06/01/27	95	95,017
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	225	226,509
5.50%, 06/15/34	1,635	1,702,089
Equinix Inc.
1.55%, 03/15/28	95	89,785
1.80%, 07/15/27	10	9,639
2.00%, 05/15/28	1,050	1,000,903
2.15%, 07/15/30	730	663,004
2.50%, 05/15/31	270	244,681
2.95%, 09/15/51	245	157,226
3.00%, 07/15/50	172	112,189
3.20%, 11/18/29	1,833	1,760,494
3.40%, 02/15/52	130	90,647
3.90%, 04/15/32	140	134,965
Federal Realty OP LP
3.20%, 06/15/29	234	225,934
3.25%, 07/15/27	700	691,907
3.50%, 06/01/30	665	642,699
4.50%, 12/01/44	60	53,086
5.38%, 05/01/28	970	995,782
Healthpeak OP LLC
3.00%, 01/15/30	539	511,582
3.50%, 07/15/29	546	531,515
4.75%, 01/15/33	25	24,963
5.25%, 12/15/32	15	15,483
6.75%, 02/01/41	155	172,423
Highwoods Realty LP
2.60%, 02/01/31	20	17,873
3.05%, 02/15/30	135	126,027
4.20%, 04/15/29	60	59,101
7.65%, 02/01/34	50	57,098
Host Hotels & Resorts LP
5.70%, 07/01/34	5	5,174
Series H, 3.38%, 12/15/29	260	249,036
Series I, 3.50%, 09/15/30	425	404,368
Series J, 2.90%, 12/15/31	55	49,474
Kilroy Realty LP
2.50%, 11/15/32	230	192,832
3.05%, 02/15/30	410	380,237

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC
3.70%, 10/01/49	$62	$46,843
3.80%, 04/01/27	30	29,946
4.13%, 12/01/46	137	114,169
4.25%, 04/01/45	80	68,260
4.45%, 09/01/47	105	90,930
Omega Healthcare Investors Inc., 3.25%, 04/15/33(b)	260	231,732
Piedmont Operating Partnership LP, 3.15%, 08/15/30	160	146,618
Prologis LP
2.13%, 04/15/27	25	24,416
2.13%, 10/15/50	90	49,535
2.25%, 04/15/30	15	13,926
2.25%, 01/15/32	45	39,868
2.88%, 11/15/29	45	43,060
3.00%, 04/15/50	111	74,389
3.05%, 03/01/50	51	34,592
3.88%, 09/15/28	800	799,153
4.00%, 09/15/28	20	20,040
4.38%, 02/01/29	85	85,832
4.38%, 09/15/48	170	145,322
4.63%, 01/15/33	230	232,995
4.75%, 06/15/33	440	446,744
4.88%, 06/15/28	115	117,725
5.13%, 01/15/34	100	103,187
5.25%, 03/15/54	20	19,292
Regency Centers LP
2.95%, 09/15/29	235	225,332
3.60%, 02/01/27	85	84,519
4.13%, 03/15/28	27	27,042
4.40%, 02/01/47	80	69,167
4.65%, 03/15/49	105	92,839
Sabra Health Care LP
3.20%, 12/01/31	130	118,961
3.90%, 10/15/29	45	43,982
Ventas Realty LP
4.38%, 02/01/45	86	72,990
4.88%, 04/15/49	149	132,207
5.70%, 09/30/43	143	143,671
VICI Properties LP
4.95%, 02/15/30	140	141,739
5.13%, 05/15/32	235	237,048
5.63%, 05/15/52	240	225,517
Welltower OP LLC
2.70%, 02/15/27	275	271,189
2.75%, 01/15/31	185	172,647
2.75%, 01/15/32	455	415,044
2.80%, 06/01/31	145	134,714
3.10%, 01/15/30	255	245,284
3.85%, 06/15/32	315	305,085
4.13%, 03/15/29	110	110,272
4.25%, 04/15/28	285	287,210
4.50%, 07/01/30	50	50,642
4.95%, 09/01/48	163	154,117
5.13%, 07/01/35	50	51,411
6.50%, 03/15/41	210	235,710
Weyerhaeuser Co.
4.00%, 11/15/29	459	455,084
4.00%, 04/15/30	172	170,062
6.95%, 10/01/27	20	21,042
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.38%, 03/15/32	$380	$433,779
WP Carey Inc., 3.85%, 07/15/29	60	59,243
		48,181,039
Retail — 0.6%
AutoNation Inc.
2.40%, 08/01/31	35	30,861
3.80%, 11/15/27	212	210,195
3.85%, 03/01/32	70	65,880
4.45%, 01/15/29	100	100,290
4.75%, 06/01/30	25	25,271
5.89%, 03/15/35	800	834,312
Best Buy Co. Inc.
1.95%, 10/01/30	2,135	1,914,565
4.45%, 10/01/28	1,806	1,825,222
Dollar General Corp.
4.13%, 04/03/50	49	38,972
5.20%, 07/05/28	65	66,598
5.45%, 07/05/33(b)	35	36,335
Dollar Tree Inc., 3.38%, 12/01/51	75	51,362
Ferguson Enterprises Inc.
4.35%, 03/15/31	50	49,947
5.00%, 10/03/34	975	988,536
Home Depot Inc. (The)
2.70%, 04/15/30	318	301,387
2.80%, 09/14/27	145	142,589
2.95%, 06/15/29	1,450	1,404,310
3.13%, 12/15/49	190	132,053
3.25%, 04/15/32	170	160,264
3.30%, 04/15/40	40	33,109
3.35%, 04/15/50	397	286,574
3.50%, 09/15/56	375	267,368
3.63%, 04/15/52	175	130,487
3.75%, 09/15/28	95	94,953
3.90%, 12/06/28	725	727,048
3.90%, 06/15/47	290	234,051
3.95%, 09/15/30(b)	120	119,616
4.20%, 04/01/43	270	237,224
4.25%, 04/01/46	344	296,259
4.40%, 03/15/45	240	212,363
4.50%, 09/15/32	240	244,195
4.50%, 12/06/48	295	258,964
4.65%, 09/15/35	200	199,916
4.85%, 06/25/31	215	222,725
4.88%, 02/15/44	240	227,304
4.95%, 06/25/34	250	257,358
5.30%, 06/25/54	100	97,611
5.40%, 09/15/40	220	228,633
5.40%, 06/25/64	55	53,769
5.88%, 12/16/36	660	721,216
5.95%, 04/01/41	5	5,402
Lowe's Companies Inc.
1.70%, 10/15/30	60	53,262
2.63%, 04/01/31	190	174,487
3.00%, 10/15/50	213	137,636
3.70%, 04/15/46	300	229,774
3.75%, 04/01/32	150	144,111
4.05%, 05/03/47	295	236,829
4.25%, 04/01/52	185	148,193
4.38%, 09/15/45	244	207,330
4.45%, 04/01/62	370	294,841
4.50%, 04/15/30	110	111,435

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.55%, 04/05/49	$310	$264,719
4.65%, 04/15/42	135	123,479
5.00%, 04/15/33	55	56,458
5.00%, 04/15/40	129	126,208
5.13%, 04/15/50	196	181,613
5.15%, 07/01/33	215	222,759
5.50%, 10/15/35	98	102,770
5.63%, 04/15/53	85	83,971
5.80%, 09/15/62	190	189,144
5.85%, 04/01/63	30	30,120
6.50%, 03/15/29	290	311,489
Lowe's Cos. Inc.
3.95%, 10/15/27	275	274,929
4.00%, 10/15/28	275	274,983
4.25%, 03/15/31	275	273,727
4.50%, 10/15/32	275	273,906
4.85%, 10/15/35	275	274,473
McDonald's Corp.
3.63%, 05/01/43	108	87,013
3.63%, 09/01/49	152	113,901
3.70%, 02/15/42	75	61,944
3.80%, 04/01/28	90	89,785
4.20%, 04/01/50	222	182,624
4.45%, 03/01/47	167	144,713
4.45%, 09/01/48	241	207,717
4.60%, 05/26/45	150	134,486
4.70%, 12/09/35	114	114,193
4.88%, 07/15/40	190	185,529
4.88%, 12/09/45	240	222,970
4.95%, 08/14/33	45	46,724
5.45%, 08/14/53	100	98,989
5.70%, 02/01/39	15	16,038
6.30%, 10/15/37	77	86,170
6.30%, 03/01/38	120	134,073
O'Reilly Automotive Inc., 4.20%, 04/01/30	92	91,872
Starbucks Corp.
2.25%, 03/12/30	45	41,590
3.35%, 03/12/50	260	181,667
3.50%, 03/01/28	86	85,136
3.50%, 11/15/50	415	296,365
3.55%, 08/15/29	70	68,847
3.75%, 12/01/47	80	61,206
4.30%, 06/15/45	102	87,156
4.45%, 08/15/49	241	203,223
4.50%, 11/15/48	220	187,052
4.80%, 02/15/33	100	101,769
Target Corp.
2.35%, 02/15/30	85	79,632
2.65%, 09/15/30	255	239,452
2.95%, 01/15/52	205	133,208
3.38%, 04/15/29	70	68,745
3.63%, 04/15/46	291	225,663
3.90%, 11/15/47	230	183,847
4.00%, 07/01/42	226	193,327
4.35%, 06/15/28	55	55,610
4.40%, 01/15/33	310	310,285
4.80%, 01/15/53	190	171,495
5.00%, 04/15/35(b)	100	101,868
5.25%, 02/15/36	100	103,261
6.50%, 10/15/37	220	252,601
7.00%, 01/15/38	230	270,941
Security	Par (000)	Value
Retail (continued)
TJX Companies Inc. (The)
3.88%, 04/15/30	$40	$39,797
4.50%, 04/15/50(b)	96	84,492
Tractor Supply Co.
1.75%, 11/01/30	1,174	1,040,957
5.25%, 05/15/33	1,760	1,834,308
		27,059,981
Semiconductors — 0.9%
Analog Devices Inc.
4.25%, 06/15/28	200	201,524
4.50%, 06/15/30	185	188,269
5.30%, 12/15/45	110	108,937
Applied Materials Inc.
1.75%, 06/01/30	725	656,925
2.75%, 06/01/50	175	114,543
3.30%, 04/01/27	105	104,365
4.00%, 01/15/31	100	99,762
4.35%, 04/01/47	276	242,570
4.60%, 01/15/36	40	39,759
4.80%, 06/15/29	245	251,766
5.10%, 10/01/35	560	582,813
5.85%, 06/15/41	225	241,359
Broadcom Inc.
3.14%, 11/15/35(e)	435	380,984
3.19%, 11/15/36(e)	209	180,466
3.42%, 04/15/33	679	636,610
3.47%, 04/15/34	449	414,620
3.50%, 02/15/41	328	272,690
3.75%, 02/15/51	654	507,749
4.15%, 04/15/32(e)	180	177,687
4.20%, 10/15/30	35	35,093
4.30%, 11/15/32	125	124,275
4.60%, 07/15/30	75	76,463
4.80%, 02/15/36	175	175,424
4.90%, 07/15/32	125	128,464
4.90%, 02/15/38	240	239,532
4.93%, 05/15/37(e)	507	508,945
5.00%, 04/15/30	320	330,830
5.20%, 07/15/35	125	130,260
Intel Corp.
1.60%, 08/12/28	1,340	1,255,103
2.00%, 08/12/31	10	8,805
2.45%, 11/15/29	655	612,039
3.05%, 08/12/51	175	110,396
3.10%, 02/15/60	202	118,348
3.15%, 05/11/27	525	517,798
3.25%, 11/15/49	330	217,058
3.73%, 12/08/47	304	222,306
3.75%, 08/05/27	140	139,104
3.90%, 03/25/30	35	34,401
4.00%, 08/05/29	110	108,989
4.00%, 12/15/32	486	466,294
4.10%, 05/19/46	209	163,627
4.10%, 05/11/47	200	154,664
4.15%, 08/05/32	215	208,663
4.25%, 12/15/42	140	115,737
4.60%, 03/25/40	40	36,275
4.75%, 03/25/50	288	242,847
4.80%, 10/01/41	220	198,285
4.88%, 02/10/28	350	355,338
4.90%, 07/29/45	202	177,809

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.90%, 08/05/52	$150	$128,343
4.95%, 03/25/60	190	159,392
5.00%, 02/21/31	170	174,604
5.05%, 08/05/62	75	63,117
5.13%, 02/10/30	455	468,218
5.15%, 02/21/34(b)	170	173,011
5.20%, 02/10/33	585	600,236
5.70%, 02/10/53	195	187,087
5.90%, 02/10/63	135	130,537
KLA Corp.
3.30%, 03/01/50	65	46,296
5.00%, 03/15/49	65	60,980
5.25%, 07/15/62	80	76,433
Lam Research Corp.
1.90%, 06/15/30	995	905,420
2.88%, 06/15/50	226	150,140
3.13%, 06/15/60	85	54,456
4.00%, 03/15/29	1,131	1,132,755
4.88%, 03/15/49	175	163,086
Marvell Technology Inc.
4.75%, 07/15/30	25	25,360
5.45%, 07/15/35	25	25,841
5.95%, 09/15/33	45	48,240
Micron Technology Inc.
2.70%, 04/15/32	115	103,082
3.48%, 11/01/51	235	166,583
4.66%, 02/15/30	5	5,063
5.33%, 02/06/29	30	30,939
5.88%, 02/09/33	95	101,194
5.88%, 09/15/33	75	80,037
NVIDIA Corp.
2.00%, 06/15/31	1,205	1,089,501
2.85%, 04/01/30	1,470	1,409,444
3.50%, 04/01/40	180	155,141
3.50%, 04/01/50	317	241,767
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,820	1,884,760
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	260	235,566
2.65%, 02/15/32	310	277,520
3.13%, 02/15/42	400	296,237
3.15%, 05/01/27	205	202,109
3.25%, 05/11/41	135	103,035
3.25%, 11/30/51	139	93,244
3.40%, 05/01/30	485	467,697
4.30%, 08/19/28	130	130,354
4.30%, 06/18/29	1,090	1,091,491
4.40%, 06/01/27	605	607,280
4.85%, 08/19/32	75	75,601
5.00%, 01/15/33	420	427,101
5.25%, 08/19/35	710	721,971
Qorvo Inc., 4.38%, 10/15/29	265	260,951
QUALCOMM Inc.
4.30%, 05/20/47	370	316,435
4.50%, 05/20/52	160	137,972
4.65%, 05/20/35	90	90,922
4.80%, 05/20/45	50	46,580
6.00%, 05/20/53	10	10,746
Texas Instruments Inc.
1.75%, 05/04/30	830	755,410
1.90%, 09/15/31	340	302,633
2.25%, 09/04/29	679	640,354
Security	Par (000)	Value
Semiconductors (continued)
2.70%, 09/15/51	$235	$147,313
2.90%, 11/03/27	875	863,814
3.65%, 08/16/32	965	930,733
3.88%, 03/15/39	278	250,956
4.10%, 08/16/52	50	40,831
4.15%, 05/15/48	365	305,877
4.50%, 05/23/30	120	122,498
4.60%, 02/08/27	75	75,637
4.60%, 02/15/28	60	60,977
4.60%, 02/08/29	190	194,427
4.85%, 02/08/34	180	185,862
4.90%, 03/14/33	540	559,321
5.00%, 03/14/53	45	42,147
5.05%, 05/18/63	75	68,954
5.10%, 05/23/35	125	129,596
5.15%, 02/08/54(b)	155	149,014
TSMC Arizona Corp.
2.50%, 10/25/31	1,555	1,423,700
3.13%, 10/25/41	30	24,583
3.25%, 10/25/51	235	181,995
3.88%, 04/22/27	535	534,365
4.25%, 04/22/32	435	438,834
4.50%, 04/22/52	235	225,258
		36,905,534
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	100	94,533
3.48%, 12/01/27	170	167,793
4.20%, 05/01/30	414	409,814
5.35%, 01/15/30	25	25,883
5.75%, 01/15/35	25	26,507
		724,530
Software — 1.0%
Adobe Inc.
2.15%, 02/01/27	924	907,458
2.30%, 02/01/30	2,815	2,640,049
4.80%, 04/04/29	195	200,562
4.85%, 04/04/27	85	86,178
4.95%, 04/04/34	185	192,039
5.30%, 01/17/35	115	121,915
Autodesk Inc.
2.40%, 12/15/31	965	862,569
2.85%, 01/15/30	615	583,081
3.50%, 06/15/27	1,588	1,576,277
5.30%, 06/15/35	795	822,052
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	925	842,203
2.90%, 12/01/29	885	840,388
Cadence Design Systems Inc.
4.20%, 09/10/27	1,000	1,004,303
4.30%, 09/10/29	1,210	1,216,777
4.70%, 09/10/34	1,025	1,030,504
Concentrix Corp., 6.85%, 08/02/33(b)	30	29,916
Electronic Arts Inc., 2.95%, 02/15/51(b)	790	746,453
Fidelity National Information Services Inc.
4.50%, 08/15/46	20	17,005
5.10%, 07/15/32	295	302,430
Fiserv Inc.
3.50%, 07/01/29	95	91,896
4.20%, 10/01/28	30	29,883

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.40%, 07/01/49	$358	$285,487
4.55%, 02/15/31	30	29,802
5.25%, 08/11/35(b)	50	50,187
5.63%, 08/21/33	115	118,864
Intuit Inc.
1.35%, 07/15/27	285	274,167
1.65%, 07/15/30	200	179,742
5.20%, 09/15/33	635	666,686
5.50%, 09/15/53	1,145	1,150,276
Microsoft Corp.
2.53%, 06/01/50	185	117,219
2.68%, 06/01/60	100	59,516
2.92%, 03/17/52	675	457,629
3.04%, 03/17/62	75	48,542
3.30%, 02/06/27	3,099	3,088,065
3.45%, 08/08/36	605	559,567
3.50%, 02/12/35	905	862,605
3.50%, 11/15/42	50	41,548
3.95%, 08/08/56	50	40,536
4.00%, 02/12/55	120	98,573
4.10%, 02/06/37	360	353,709
4.20%, 11/03/35(b)	335	339,100
4.50%, 10/01/40	10	9,889
Oracle Corp.
3.60%, 04/01/40	287	221,505
3.60%, 04/01/50	667	441,412
3.80%, 11/15/37	392	326,585
3.85%, 07/15/36	114	98,254
3.85%, 04/01/60	553	361,301
3.90%, 05/15/35	452	400,192
3.95%, 03/25/51	451	313,995
4.00%, 07/15/46	552	403,379
4.00%, 11/15/47	409	298,365
4.10%, 03/25/61	224	151,238
4.13%, 05/15/45	342	258,293
4.20%, 09/27/29	15	14,782
4.30%, 07/08/34	230	213,263
4.38%, 05/15/55	331	242,111
4.50%, 05/06/28	40	40,090
4.50%, 07/08/44	285	228,874
4.70%, 09/27/34	95	90,153
4.90%, 02/06/33	515	505,888
5.38%, 07/15/40	362	338,019
5.38%, 09/27/54	225	192,472
5.50%, 09/27/64	325	274,866
5.55%, 02/06/53	300	263,010
5.95%, 09/26/55	370	345,449
6.00%, 08/03/55	55	51,088
6.10%, 09/26/65	260	242,053
6.13%, 07/08/39	329	332,357
6.13%, 08/03/65	200	186,078
6.25%, 11/09/32	265	281,322
6.50%, 04/15/38	296	310,469
6.90%, 11/09/52	130	134,983
Salesforce Inc.
2.90%, 07/15/51	290	188,260
3.70%, 04/11/28	5,030	5,027,380
ServiceNow Inc., 1.40%, 09/01/30	1,625	1,432,936
Synopsys Inc.
4.85%, 04/01/30	550	562,100
5.00%, 04/01/32	10	10,251
Security	Par (000)	Value
Software (continued)
5.15%, 04/01/35	$1,060	$1,083,241
5.70%, 04/01/55	340	341,074
VMware LLC
3.90%, 08/21/27	995	993,470
4.70%, 05/15/30	698	709,724
Workday Inc.
3.50%, 04/01/27	530	526,385
3.70%, 04/01/29	560	552,924
3.80%, 04/01/32	800	768,173
		42,733,411
Telecommunications — 0.7%
America Movil SAB de CV
4.38%, 07/16/42	5	4,399
4.38%, 04/22/49	205	175,039
6.13%, 11/15/37	127	137,991
6.13%, 03/30/40	517	558,301
6.38%, 03/01/35	210	233,186
AT&T Inc.
3.30%, 02/01/52	340	226,480
3.50%, 06/01/41	410	326,555
3.50%, 09/15/53	939	646,030
3.50%, 02/01/61	215	140,623
3.55%, 09/15/55	931	637,168
3.65%, 06/01/51	539	387,346
3.65%, 09/15/59	853	581,010
3.80%, 12/01/57	890	632,207
3.85%, 06/01/60	355	251,826
4.30%, 12/15/42	130	111,978
4.35%, 06/15/45	140	117,861
4.50%, 03/09/48	177	149,268
4.55%, 03/09/49	231	195,255
4.65%, 06/01/44	85	74,828
4.75%, 05/15/46	265	235,043
4.85%, 03/01/39	210	202,292
4.85%, 07/15/45	120	108,097
4.90%, 08/15/37	163	160,506
5.15%, 03/15/42	177	170,807
5.15%, 11/15/46	35	32,638
5.15%, 02/15/50	85	78,052
5.25%, 03/01/37	407	416,087
5.35%, 09/01/40	49	48,801
5.45%, 03/01/47	110	106,560
5.55%, 08/15/41	70	70,762
5.70%, 03/01/57	156	152,915
6.00%, 08/15/40	155	163,474
6.30%, 01/15/38	35	38,377
6.38%, 03/01/41	160	174,198
6.55%, 02/15/39	198	221,232
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 08/15/52	70	50,133
British Telecommunications PLC
5.13%, 12/04/28	750	769,674
9.63%, 12/15/30	1,092	1,344,469
Cisco Systems Inc.
4.75%, 02/24/30	75	77,186
4.85%, 02/26/29	100	102,826
4.95%, 02/26/31	75	78,065
4.95%, 02/24/32	75	77,855
5.05%, 02/26/34	190	197,145
5.10%, 02/24/35	100	103,751
5.30%, 02/26/54	190	186,492

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.35%, 02/26/64	$35	$33,971
5.50%, 01/15/40	445	468,769
5.50%, 02/24/55	85	85,691
5.90%, 02/15/39	287	312,940
Juniper Networks Inc., 5.95%, 03/15/41	169	169,712
Koninklijke KPN NV, 8.38%, 10/01/30	1,620	1,901,869
Motorola Solutions Inc.
2.30%, 11/15/30	145	131,562
4.60%, 02/23/28	233	235,420
4.60%, 05/23/29	160	162,011
4.85%, 08/15/30	100	102,058
5.20%, 08/15/32	100	103,230
5.50%, 09/01/44	70	68,880
5.55%, 08/15/35	100	104,192
5.60%, 06/01/32	110	115,933
Nokia OYJ
4.38%, 06/12/27	1,695	1,695,820
6.63%, 05/15/39	1,655	1,779,071
Rogers Communications Inc.
3.70%, 11/15/49	145	106,147
3.80%, 03/15/32	45	42,567
4.30%, 02/15/48	160	129,979
4.50%, 03/15/42	45	39,058
4.50%, 03/15/43	117	99,870
4.55%, 03/15/52	145	117,798
5.00%, 03/15/44	215	195,478
5.45%, 10/01/43	105	100,453
7.50%, 08/15/38	227	265,443
Telefonica Emisiones SA
4.67%, 03/06/38	210	193,484
5.21%, 03/08/47	55	49,038
5.52%, 03/01/49	35	32,281
7.05%, 06/20/36	428	482,943
TELUS Corp.
2.80%, 02/16/27	310	304,974
3.70%, 09/15/27	630	625,377
Verizon Communications Inc.
2.36%, 03/15/32	45	39,772
2.55%, 03/21/31	261	238,819
2.88%, 11/20/50	185	116,965
2.99%, 10/30/56	641	390,559
3.00%, 11/20/60(b)	711	425,273
3.55%, 03/22/51	495	359,039
3.70%, 03/22/61	757	525,721
3.85%, 11/01/42	391	316,770
4.13%, 08/15/46	204	166,063
4.27%, 01/15/36	125	118,054
4.40%, 11/01/34	551	535,360
4.50%, 08/10/33	519	514,686
4.52%, 09/15/48	285	243,284
4.67%, 03/15/55	335	284,797
4.75%, 11/01/41	219	201,367
4.81%, 03/15/39	342	329,448
4.86%, 08/21/46	638	576,291
5.01%, 04/15/49	200	182,948
5.01%, 08/21/54	450	404,958
5.05%, 05/09/33	110	113,448
5.25%, 03/16/37	745	756,964
5.50%, 03/16/47	287	281,484
5.85%, 09/15/35	180	193,335
6.40%, 09/15/33	10	11,098
Security	Par (000)	Value
Telecommunications (continued)
6.55%, 09/15/43	$145	$160,940
7.75%, 12/01/30	25	28,779
Vodafone Group PLC
4.25%, 09/17/50	242	192,393
4.38%, 02/19/43	20	17,287
4.88%, 06/19/49	270	238,726
5.00%, 05/30/38	200	198,201
5.25%, 05/30/48	295	277,498
6.15%, 02/27/37	235	257,389
6.25%, 11/30/32	95	103,601
7.88%, 02/15/30	300	343,377
		30,355,501
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	339	335,274
3.90%, 11/19/29	796	782,063
6.05%, 05/14/34	260	275,812
6.35%, 03/15/40	55	58,211
		1,451,360
Transportation — 0.4%
Canadian National Railway Co.
2.45%, 05/01/50	540	324,511
3.20%, 08/02/46	179	131,571
3.65%, 02/03/48	152	117,835
3.85%, 08/05/32	50	48,548
4.20%, 03/12/31	75	75,269
4.38%, 09/18/34	125	123,468
4.40%, 08/05/52	105	89,946
4.45%, 01/20/49	170	148,663
4.75%, 11/12/35	75	75,525
5.85%, 11/01/33	105	114,941
6.20%, 06/01/36	70	78,479
6.25%, 08/01/34	45	50,242
6.38%, 11/15/37	141	159,698
Canadian Pacific Railway Co.
3.10%, 12/02/51	480	324,935
4.20%, 11/15/69	95	72,768
4.80%, 09/15/35	105	104,935
5.95%, 05/15/37	100	108,268
6.13%, 09/15/2115	490	500,869
7.13%, 10/15/31	165	188,290
CH Robinson Worldwide Inc., 4.20%, 04/15/28	2,420	2,427,081
CSX Corp.
2.40%, 02/15/30	4	3,758
2.50%, 05/15/51	45	27,189
3.35%, 09/15/49	185	133,088
3.80%, 11/01/46	214	171,332
3.80%, 04/15/50	115	89,491
3.95%, 05/01/50	153	121,483
4.10%, 11/15/32	50	49,347
4.10%, 03/15/44	74	62,988
4.25%, 11/01/66	65	51,240
4.30%, 03/01/48	225	191,487
4.40%, 03/01/43	83	73,931
4.50%, 03/15/49	148	128,854
4.50%, 11/15/52	25	21,638
4.50%, 08/01/54	160	137,365
4.65%, 03/01/68	48	40,309
4.75%, 05/30/42	130	122,247
4.75%, 11/15/48	148	134,459

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.05%, 06/15/35	$75	$76,969
5.50%, 04/15/41	165	170,435
6.00%, 10/01/36	157	171,928
6.15%, 05/01/37	104	115,409
6.22%, 04/30/40	160	177,915
FedEx Corp., 4.75%, 11/15/45	283	242,162
Norfolk Southern Corp.
2.55%, 11/01/29	47	44,413
2.90%, 08/25/51	66	42,559
3.16%, 05/15/55	170	112,389
3.40%, 11/01/49	121	87,029
4.05%, 08/15/52	264	209,926
4.10%, 05/15/2121	85	60,516
4.45%, 03/01/33	50	50,122
4.55%, 06/01/53	40	34,554
5.05%, 08/01/30	175	181,808
5.10%, 08/01/2118	40	35,490
Ryder System Inc.
2.85%, 03/01/27	45	44,318
2.90%, 12/01/26	40	39,553
4.30%, 06/15/27	95	95,292
4.30%, 12/01/30	60	59,924
4.85%, 06/15/30	100	102,274
4.90%, 12/01/29	35	35,778
4.95%, 09/01/29	270	276,538
5.00%, 03/15/30	40	41,106
5.25%, 06/01/28	965	991,722
5.30%, 03/15/27	100	101,426
5.38%, 03/15/29	235	243,511
5.50%, 06/01/29	480	501,512
5.65%, 03/01/28	295	304,948
6.30%, 12/01/28	390	413,608
6.60%, 12/01/33	1,675	1,878,030
Union Pacific Corp.
2.97%, 09/16/62	100	59,864
3.25%, 02/05/50	340	240,074
3.35%, 08/15/46	99	73,509
3.38%, 02/01/35	100	90,929
3.50%, 02/14/53	115	83,360
3.55%, 08/15/39	5	4,315
3.55%, 05/20/61	35	24,180
3.60%, 09/15/37	75	67,305
3.75%, 02/05/70	207	143,486
3.80%, 10/01/51	284	219,095
3.80%, 04/06/71	300	211,467
3.84%, 03/20/60	367	271,536
3.85%, 02/14/72	150	106,732
3.88%, 02/01/55	210	161,524
3.95%, 08/15/59	200	152,131
4.00%, 04/15/47	115	93,927
4.05%, 11/15/45	194	162,130
4.05%, 03/01/46	177	147,158
4.10%, 09/15/67	230	175,844
4.30%, 03/01/49	210	176,773
4.50%, 09/10/48	65	56,691
4.95%, 05/15/53	70	65,262
5.10%, 02/20/35	175	181,672
5.60%, 12/01/54	175	177,959
		16,916,135
Security	Par (000)	Value
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	$200	$129,692
3.50%, 03/15/28	170	167,475
3.50%, 06/01/32	240	224,265
3.85%, 03/30/27	160	159,217
4.00%, 06/30/30	80	78,875
4.55%, 11/07/28	209	210,961
4.70%, 04/01/29	120	121,686
4.90%, 03/15/33	100	100,622
5.20%, 03/15/44	87	82,896
5.40%, 03/15/27	25	25,356
5.45%, 09/15/33	145	150,950
5.50%, 06/15/35	25	25,833
6.05%, 03/15/34	340	364,125
6.05%, 06/05/54	115	117,985
6.90%, 05/01/34	250	282,581
		2,242,519
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	139	132,019
3.25%, 06/01/51	25	17,257
3.45%, 06/01/29	217	213,003
3.45%, 05/01/50	260	188,873
3.75%, 09/01/47	97	75,729
4.00%, 12/01/46	136	111,701
4.15%, 06/01/49	218	178,788
4.20%, 09/01/48	171	141,464
4.30%, 12/01/42	50	43,941
4.30%, 09/01/45	50	43,583
5.45%, 03/01/54	80	79,014
6.59%, 10/15/37	80	91,513
Essential Utilities Inc.
2.70%, 04/15/30	157	147,276
3.35%, 04/15/50	263	182,320
3.57%, 05/01/29	160	156,469
4.28%, 05/01/49	273	220,960
4.80%, 08/15/27	25	25,251
5.25%, 08/15/35	25	25,636
5.30%, 05/01/52	145	136,442
5.38%, 01/15/34	25	25,968
United Utilities PLC, 6.88%, 08/15/28	40	42,736
		2,279,943
Total Corporate Bonds & Notes — 24.7% (Cost: $1,089,040,715)		1,068,712,900
Foreign Government Obligations(f)
Canada — 0.6%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	170	198,475
Series HK, 9.38%, 04/15/30	1,510	1,831,311
Series HQ, 9.50%, 11/15/30	1,170	1,451,843
Province of Alberta Canada
1.30%, 07/22/30	556	498,456
3.30%, 03/15/28	579	574,692
4.50%, 01/24/34	805	823,228
Province of British Columbia Canada
1.30%, 01/29/31	2,035	1,795,284
4.20%, 07/06/33	2,570	2,579,735
4.75%, 06/12/34	665	688,334

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.80%, 11/15/28	$1,235	$1,274,368
7.25%, 09/01/36	240	296,600
Province of Manitoba Canada
1.50%, 10/25/28	315	296,276
4.30%, 07/27/33	980	986,745
4.90%, 05/31/34	505	527,007
Province of Ontario Canada
1.13%, 10/07/30	940	830,367
1.60%, 02/25/31	1,380	1,235,312
1.80%, 10/14/31	1,740	1,547,114
2.13%, 01/21/32	1,730	1,556,613
5.05%, 04/24/34	645	681,953
Province of Quebec Canada
1.35%, 05/28/30	1,360	1,226,196
1.90%, 04/21/31	1,910	1,726,800
2.75%, 04/12/27	95	93,790
3.63%, 04/13/28	1,055	1,054,777
4.50%, 09/08/33	1,035	1,058,912
Series PD, 7.50%, 09/15/29	379	429,062
		25,263,250
Chile — 0.1%
Chile Government International Bonds
2.55%, 07/27/33	300	260,614
3.10%, 05/07/41	455	353,823
3.10%, 01/22/61	500	320,005
3.25%, 09/21/71	855	547,429
3.50%, 01/31/34	275	253,899
3.50%, 01/25/50	477	358,056
3.86%, 06/21/47	310	252,275
4.00%, 01/31/52	635	512,883
4.34%, 03/07/42	370	333,611
4.95%, 01/05/36	280	283,690
5.33%, 01/05/54	40	39,503
5.65%, 01/13/37	200	212,285
		3,728,073
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	277	326,904
Indonesia — 0.1%
Indonesia Government International Bonds
3.05%, 03/12/51	2,055	1,386,787
3.20%, 09/23/61	400	261,220
3.35%, 03/12/71	1,015	667,525
4.20%, 10/15/50	225	186,731
5.10%, 02/10/54	100	96,926
5.15%, 09/10/54	5	4,891
		2,604,080
Israel — 0.0%
Israel Government International Bonds
3.88%, 07/03/50	460	339,896
4.13%, 01/17/48	320	252,878
4.50%, 01/17/33	255	250,147
4.50%, 01/30/43	105	93,493
4.50%, 04/03/2120	200	149,642
5.63%, 02/19/35	200	209,760
5.75%, 03/12/54	630	613,959
State of Israel, 3.38%, 01/15/50	170	115,980
		2,025,755
Security	Par (000)	Value
Italy — 0.0%
Republic of Italy Government International Bonds
3.88%, 05/06/51	$555	$416,244
4.00%, 10/17/49	502	389,382
		805,626
Mexico — 0.1%
Mexico Government International Bonds
3.77%, 05/24/61	2,025	1,267,658
4.28%, 08/14/41	80	64,799
4.40%, 02/12/52	2,000	1,480,969
4.50%, 01/31/50	70	53,817
4.60%, 01/23/46	55	43,925
4.75%, 03/08/44	1,000	831,960
5.00%, 04/27/51	90	73,526
5.55%, 01/21/45	100	93,241
5.75%, 10/12/2110	400	343,971
6.05%, 01/11/40	5	5,004
6.34%, 05/04/53	400	387,903
6.63%, 01/29/38	5	5,271
6.88%, 05/13/37	200	215,528
7.38%, 05/13/55	5	5,485
		4,873,057
Panama — 0.0%
Panama Government International Bonds
3.87%, 07/23/60	565	371,257
4.30%, 04/29/53	552	407,732
4.50%, 04/16/50	605	460,925
4.50%, 04/01/56	325	241,322
4.50%, 01/19/63	345	254,328
6.85%, 03/28/54	210	216,995
		1,952,559
Peru — 0.0%
Peru Government International Bonds
2.78%, 12/01/60	1,000	562,401
3.23%, 07/28/2121	160	90,234
3.55%, 03/10/51	1,000	717,278
3.60%, 01/15/72	130	83,875
5.63%, 11/18/50	400	396,607
5.88%, 08/08/54	55	55,401
		1,905,796
Poland — 0.1%
Republic of Poland Government International Bonds
4.88%, 10/04/33	480	488,359
5.13%, 09/18/34	215	220,989
5.38%, 02/12/35	200	208,850
5.50%, 04/04/53	440	428,566
5.50%, 03/18/54	550	535,732
5.75%, 11/16/32	180	193,795
		2,076,291
South Korea — 0.0%
Korea International Bonds
3.88%, 09/20/48	413	355,017
4.13%, 06/10/44	560	509,178
		864,195
Supranational — 2.0%
African Development Bank, 5.75% , (5-year CMT + 1.58%)(a)(g)	255	256,161
Council of Europe Development Bank
3.63%, 01/26/28	975	976,043

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.13%, 01/24/29	$2,195	$2,230,906
4.50%, 01/15/30	1,395	1,441,432
European Investment Bank
0.75%, 09/23/30	45	39,326
0.88%, 05/17/30	300	266,352
1.25%, 02/14/31	1,100	974,435
1.63%, 10/09/29	100	93,020
2.38%, 05/24/27	1,415	1,390,462
3.63%, 07/15/30	40	39,979
3.75%, 11/15/29	2,000	2,011,792
3.75%, 02/14/33	865	859,582
3.88%, 10/15/30	415	419,038
4.00%, 02/15/29	2,000	2,027,442
4.13%, 02/13/34	1,580	1,600,316
4.25%, 08/16/32	1,730	1,771,906
4.50%, 03/14/30	1,150	1,190,130
4.63%, 02/12/35	2,445	2,558,031
4.75%, 06/15/29	3,260	3,387,452
4.88%, 02/15/36	1,498	1,598,410
Inter-American Development Bank
0.63%, 09/16/27	1,399	1,328,124
1.13%, 07/20/28	2,363	2,220,718
1.13%, 01/13/31	2,165	1,908,240
1.50%, 01/13/27	1,065	1,039,991
2.25%, 06/18/29	2,100	2,007,638
2.38%, 07/07/27	1,552	1,523,120
3.13%, 09/18/28	1,155	1,142,420
3.20%, 08/07/42	1,725	1,431,563
3.50%, 09/14/29	860	857,167
3.50%, 04/12/33	305	297,440
3.75%, 06/14/30	125	125,619
3.88%, 10/28/41	925	841,601
4.38%, 07/16/35	485	496,707
4.38%, 01/24/44	685	655,455
4.50%, 02/15/30	125	129,281
4.50%, 09/13/33	135	140,227
International Bank for Reconstruction & Development
0.75%, 11/24/27	3,745	3,545,160
0.75%, 08/26/30	3,725	3,259,333
0.85%, 02/10/27(b)	150	144,748
0.88%, 05/14/30	2,825	2,507,791
1.13%, 09/13/28	1,790	1,676,589
1.25%, 02/10/31	1,310	1,159,804
1.38%, 04/20/28(b)	3,585	3,409,891
1.63%, 11/03/31	2,795	2,479,710
1.75%, 10/23/29	3,332	3,110,078
2.50%, 11/22/27(b)	5,025	4,924,807
2.50%, 03/29/32	1,330	1,233,328
3.13%, 06/15/27	1,865	1,852,358
3.50%, 07/12/28	1,055	1,054,061
3.63%, 09/21/29(b)	655	655,698
3.88%, 10/16/29	250	252,506
3.88%, 02/14/30(b)	1,390	1,403,674
3.88%, 08/28/34	1,675	1,662,061
4.00%, 05/06/32	100	101,012
4.38%, 08/27/35	360	368,711
4.63%, 08/01/28	645	662,758
4.63%, 01/15/32	195	203,809
4.75%, 11/14/33	2,900	3,061,738
4.75%, 02/15/35	1,384	1,457,910
Security	Par (000)	Value
Supranational (continued)
Series GDIF, 5.75%, 05/02/34	$1,455	$1,468,116
International Finance Corp.
0.75%, 08/27/30	1,410	1,233,312
4.50%, 07/13/28	125	127,986
Nordic Investment Bank
3.38%, 09/08/27	855	851,748
3.75%, 05/09/30	200	201,040
4.25%, 02/28/29	410	418,253
		85,765,516
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	715	679,974
Uruguay Government International Bonds
4.13%, 11/20/45	320	283,205
4.98%, 04/20/55	709	654,898
5.10%, 06/18/50	802	767,757
5.44%, 02/14/37	50	52,333
5.75%, 10/28/34	190	202,989
7.63%, 03/21/36	518	629,875
		3,271,031
Total Foreign Government Obligations — 3.1% (Cost: $136,331,756)		135,462,133
Municipal Debt Obligations
California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	42,957
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	83	84,960
Total Municipal Debt Obligations — 0.0% (Cost: $127,015)		127,917
U.S. Government & Agency Obligations
Mortgage Securities — 0.0%
Federal Home Loan Mortgage Corp., 2.00%, 07/01/38	1,496	1,382,767
Mortgage-Backed Securities — 24.3%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/36	404	374,156
2.00%, 01/01/37	154	142,182
2.00%, 11/01/51	3,380	2,772,904
2.00%, 10/01/52	5,462	4,470,092
2.50%, 01/01/32	57	54,779
2.50%, 09/01/51	777	665,860
2.50%, 04/01/52	4,480	3,821,512
2.50%, 07/01/52	482	412,342
2.50%, 01/01/54	1,017	870,927
3.00%, 05/01/29	1,221	1,209,070
3.00%, 03/01/46	287	260,933
3.00%, 09/01/46	267	247,440
3.00%, 12/01/46	355	323,503
3.00%, 05/01/52	1,137	1,013,068
3.50%, 05/01/33	12	12,234
3.50%, 06/01/34	9	8,802
3.50%, 03/01/38	22	21,193
3.50%, 10/01/42	8	7,484
3.50%, 10/01/44	9	8,279
3.50%, 07/01/47	11	10,480

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/01/47	$11	$9,995
3.50%, 02/01/48	6	5,297
3.50%, 03/01/48	4	4,031
4.00%, 08/01/40	158	155,766
4.00%, 09/01/45	4	4,184
4.00%, 01/01/48	288	279,211
4.00%, 02/01/48	4	3,414
4.00%, 01/01/49	6	6,229
4.00%, 06/01/54	1,640	1,562,195
4.50%, 10/01/48	11	11,432
4.50%, 01/01/49	2	2,048
4.50%, 03/01/55	3,217	3,149,645
5.00%, 12/01/54	1,166	1,164,286
5.50%, 11/01/52	224	229,572
5.50%, 01/01/53	872	887,749
5.50%, 03/01/54	1,281	1,298,209
5.50%, 04/01/55	1,704	1,736,755
5.50%, 05/01/55	566	574,875
5.50%, 07/01/55	874	888,563
5.50%, 09/01/55	3,192	3,239,347
5.50%, 10/01/55	810	820,710
6.00%, 02/01/53	849	873,582
6.00%, 12/01/53	184	188,627
6.00%, 01/01/54	1,509	1,547,704
6.00%, 05/01/54	626	642,211
6.00%, 09/01/54	842	864,679
6.00%, 10/01/54	904	928,517
6.00%, 02/01/55	170	173,996
6.00%, 03/01/55	3,691	3,804,990
6.00%, 04/01/55	3,189	3,272,746
6.00%, 05/01/55	1,120	1,145,999
6.00%, 06/01/55	1,615	1,665,524
6.00%, 07/01/55	3,026	3,102,249
6.00%, 08/01/55	2,570	2,636,311
6.00%, 09/01/55	2,692	2,761,933
6.50%, 03/01/54	1,106	1,143,931
6.50%, 08/01/54	161	168,581
6.50%, 09/01/54	1,016	1,062,810
6.50%, 07/01/55	2,394	2,501,885
6.50%, 08/01/55	999	1,047,326
6.50%, 09/01/55	663	693,750
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.58%, 05/25/32	2,000	1,830,138
Series K062, Class A2, 3.41%, 12/25/26	100	99,122
Series K077, Class A2, 3.85%, 05/25/28(a)	2,000	2,000,858
Series K098, Class A2, 2.43%, 08/25/29	3,000	2,856,599
Series K100, Class A2, 2.67%, 09/25/29	1,000	958,469
Series K101, Class A2, 2.52%, 10/25/29	300	285,780
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,720,396
Series K120, Class A2, 1.50%, 10/25/30	3,000	2,678,433
Series K154, Class A2, 3.42%, 04/25/32	500	491,870
Series K739, Class A2, 1.34%, 09/25/27	883	849,696
Federal National Mortgage Association
5.00%, 11/01/54	3,723	3,716,748
5.50%, 09/01/55	3,253	3,310,565
Series 2017-M11, Class A2, 2.98%, 08/25/29	124	120,800
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,259	1,243,997
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	600	530,395
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	887,898
Freddie Mac Pool, 5.50%, 08/01/55	3,061	3,115,962
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
1.50%, 10/20/51	$203	$160,682
2.00%, 07/20/50	62	51,787
2.00%, 08/20/50	2,845	2,374,787
2.00%, 09/20/50	6,820	5,692,354
2.00%, 11/20/50	1,415	1,180,904
2.00%, 12/20/50	1,460	1,217,966
2.00%, 01/20/51	2,486	2,074,307
2.00%, 02/20/51	3,347	2,792,290
2.00%, 08/20/51	3,496	2,915,791
2.00%, 11/20/51	738	615,377
2.00%, 12/20/51	2,734	2,280,367
2.00%, 01/20/52	8,863	7,390,855
2.00%, 02/20/52	4,458	3,716,895
2.00%, 03/20/52	1,180	984,138
2.00%, 04/20/52	3,420	2,851,192
2.00%, 12/18/55(h)	525	436,994
2.50%, 12/20/46	89	78,481
2.50%, 06/20/50	3,216	2,799,433
2.50%, 08/20/50	271	231,844
2.50%, 09/20/50	393	336,874
2.50%, 01/20/51	1,005	874,057
2.50%, 02/20/51	5,931	5,156,092
2.50%, 05/20/51	708	615,774
2.50%, 07/20/51	2,377	2,065,435
2.50%, 08/20/51	7,042	6,119,935
2.50%, 11/20/51	2,516	2,185,798
2.50%, 01/20/52	1,365	1,186,052
2.50%, 02/20/52	1,850	1,607,490
2.50%, 03/20/52	6,700	5,820,788
2.50%, 04/20/52	2,722	2,364,714
2.50%, 05/20/52	1,705	1,481,107
2.50%, 07/20/52	548	476,345
2.50%, 08/20/52	1,295	1,125,039
2.50%, 09/20/52	883	767,534
2.50%, 12/18/55(h)	1,175	1,019,540
3.00%, 07/20/45	44	40,214
3.00%, 11/20/45	206	189,120
3.00%, 12/20/45	36	32,679
3.00%, 01/20/46	19	17,036
3.00%, 03/20/46	322	294,856
3.00%, 04/20/46	9	7,888
3.00%, 05/20/46	22	20,146
3.00%, 08/20/46	269	245,767
3.00%, 09/20/46	642	587,149
3.00%, 11/20/46	17	15,237
3.00%, 02/15/47	21	18,770
3.00%, 03/20/47	7	6,167
3.00%, 06/20/47	21	19,460
3.00%, 10/20/47	381	348,618
3.00%, 02/20/48	14	13,234
3.00%, 04/20/49	681	622,468
3.00%, 10/15/49	112	101,173
3.00%, 01/20/50	706	639,517
3.00%, 02/20/50	147	133,050
3.00%, 07/20/50	1,254	1,134,895
3.00%, 08/20/50	218	197,119
3.00%, 12/20/50	947	856,671
3.00%, 08/20/51	1,824	1,648,196
3.00%, 09/20/51	1,351	1,220,271
3.00%, 10/20/51	2,553	2,306,224

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/20/51	$1,149	$1,037,392
3.00%, 12/20/51	1,440	1,300,483
3.00%, 02/20/52	2,080	1,878,243
3.00%, 03/20/52	2,163	1,937,839
3.00%, 05/20/52	2,683	2,422,464
3.00%, 06/20/52	5,308	4,792,751
3.00%, 07/20/52	736	665,057
3.00%, 09/20/52	452	408,264
3.00%, 12/18/55(h)	3,063	2,763,064
3.50%, 09/20/42	27	25,761
3.50%, 12/20/42	24	23,170
3.50%, 09/20/45	2,101	1,972,810
3.50%, 11/20/46	6	6,091
3.50%, 01/20/47	6	5,821
3.50%, 06/20/47	5	5,137
3.50%, 08/20/47	93	87,077
3.50%, 09/20/47	3,723	3,495,780
3.50%, 11/20/47	24	22,283
3.50%, 02/20/48	13	11,903
3.50%, 08/20/48	23	21,636
3.50%, 01/20/49	10	9,585
3.50%, 03/20/49	1,046	980,174
3.50%, 09/20/49	710	663,661
3.50%, 10/20/49	498	465,132
3.50%, 12/20/49	200	187,371
3.50%, 01/20/50	460	430,038
3.50%, 03/20/50	314	293,083
3.50%, 08/20/50	152	142,042
3.50%, 01/20/52	2,077	1,935,335
3.50%, 02/20/52	455	424,209
3.50%, 10/20/52	1,184	1,100,497
3.50%, 05/20/53	1,272	1,188,308
3.50%, 12/18/55(h)	9,224	8,455,191
4.00%, 04/20/47	47	45,750
4.00%, 07/20/47	53	51,690
4.00%, 11/20/47	11	10,570
4.00%, 04/20/48	2	2,053
4.00%, 05/15/48	3	3,143
4.00%, 05/20/48	8	7,868
4.00%, 08/20/48	18	17,220
4.00%, 09/20/48	46	44,442
4.00%, 11/20/48	519	501,947
4.00%, 12/20/48	930	898,477
4.00%, 02/20/49	641	619,606
4.00%, 01/20/50	1,856	1,788,512
4.00%, 02/20/50	1,510	1,454,550
4.00%, 07/20/52	217	207,680
4.00%, 09/20/52	2,386	2,284,018
4.00%, 12/20/52	598	573,010
4.00%, 12/18/55(h)	7,781	7,376,361
4.50%, 07/20/41	721	725,667
4.50%, 06/20/48	16	15,968
4.50%, 08/20/48	3	2,628
4.50%, 09/20/48	195	193,708
4.50%, 10/20/48	96	95,914
4.50%, 12/20/48	38	37,917
4.50%, 01/20/49	143	142,513
4.50%, 03/20/49	1,101	1,094,514
4.50%, 06/20/49	27	26,583
4.50%, 07/20/49	11	10,935
4.50%, 08/20/49	3	2,755
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 07/20/52	$767	$756,500
4.50%, 08/20/52	3,411	3,359,845
4.50%, 09/20/52	725	714,826
4.50%, 04/20/53	2,893	2,845,718
4.50%, 06/20/53	1,511	1,485,263
4.50%, 10/20/54	1,674	1,639,831
4.50%, 11/20/54	1,775	1,738,650
4.50%, 12/18/55(h)	4,375	4,278,357
5.00%, 04/20/48	5	4,960
5.00%, 05/20/48	2	2,189
5.00%, 11/20/48	2	1,616
5.00%, 12/20/48	3	3,484
5.00%, 01/20/49	18	17,817
5.00%, 06/20/49	245	248,504
5.00%, 07/20/52	189	190,264
5.00%, 09/20/52	1,392	1,400,875
5.00%, 01/20/53	413	414,821
5.00%, 04/20/53	2,055	2,063,886
5.00%, 07/20/53	3,578	3,594,848
5.00%, 11/20/53	1,501	1,504,909
5.00%, 09/20/54	534	533,506
5.00%, 11/20/54	7,686	7,680,788
5.00%, 12/20/54	4,569	4,564,636
5.00%, 12/18/55(h)	3,677	3,672,578
5.50%, 12/20/52	1,986	2,019,122
5.50%, 01/20/53	83	84,879
5.50%, 03/20/53	1,796	1,823,866
5.50%, 04/20/53	2,336	2,372,189
5.50%, 05/20/53	523	531,075
5.50%, 06/20/53	452	458,694
5.50%, 07/20/53	1,450	1,475,434
5.50%, 09/20/53	319	323,950
5.50%, 04/20/54	1,529	1,546,207
5.50%, 07/20/54	2,681	2,711,512
5.50%, 08/20/54	4,284	4,335,089
5.50%, 10/20/54	4,751	4,802,291
5.50%, 11/20/54	2,496	2,522,450
5.50%, 12/18/55(h)	6,775	6,841,921
6.00%, 09/20/53	964	987,512
6.00%, 10/20/53	1,482	1,518,812
6.00%, 06/20/54	929	946,811
6.00%, 07/20/54	1,642	1,674,330
6.00%, 08/20/54	3,324	3,388,940
6.00%, 09/20/54	3,554	3,623,254
6.00%, 12/15/54(h)	2,850	2,904,721
6.00%, 07/20/55	589	601,798
6.00%, 09/20/55	3,073	3,142,667
6.50%, 10/20/53	2,028	2,094,317
6.50%, 12/15/54(h)	891	918,314
6.50%, 06/20/55	1,638	1,689,688
6.50%, 07/20/55	1,091	1,125,690
6.50%, 08/20/55	1,134	1,171,100
6.50%, 09/20/55	1,047	1,081,668
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	366	331,034
1.50%, 10/01/36	309	279,116
1.50%, 11/01/36	202	182,644
1.50%, 02/01/37	2,054	1,851,835
1.50%, 03/01/37	2,930	2,638,213
1.50%, 04/01/37	489	440,125
1.50%, 08/01/37	275	247,959

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 12/16/40(h)	$4,631	$4,170,825
1.50%, 11/01/50	389	302,754
1.50%, 02/01/51	2,935	2,278,886
1.50%, 04/01/51	1,039	808,362
1.50%, 05/01/51	1,982	1,541,251
1.50%, 07/01/51	3,997	3,108,178
1.50%, 11/01/51	1,356	1,054,239
1.50%, 04/01/52	412	320,547
2.00%, 12/01/35	1,206	1,124,329
2.00%, 02/01/36	3,409	3,177,687
2.00%, 03/01/36	535	498,254
2.00%, 05/01/36	1,760	1,634,385
2.00%, 06/01/36	1,061	983,818
2.00%, 08/01/36	910	844,694
2.00%, 09/01/36	1,560	1,445,919
2.00%, 10/01/36	437	404,910
2.00%, 11/01/36	918	850,761
2.00%, 12/01/36	1,236	1,145,137
2.00%, 01/01/37	2,633	2,439,377
2.00%, 02/01/37	4,672	4,325,507
2.00%, 03/01/37	2,268	2,096,620
2.00%, 04/01/37	6,419	5,932,775
2.00%, 05/01/37	2,482	2,293,183
2.00%, 06/01/37	1,843	1,703,200
2.00%, 12/16/40(h)	9,586	8,861,115
2.00%, 06/01/50	2,797	2,307,103
2.00%, 07/01/50	1,112	917,124
2.00%, 08/01/50	667	554,708
2.00%, 09/01/50	3,348	2,759,766
2.00%, 10/01/50	2,342	1,930,844
2.00%, 11/01/50	3,651	3,003,514
2.00%, 12/01/50	7,039	5,844,689
2.00%, 01/01/51	3,245	2,676,683
2.00%, 02/01/51	2,495	2,055,371
2.00%, 03/01/51	3,925	3,233,753
2.00%, 04/01/51	11,110	9,142,165
2.00%, 05/01/51	10,889	8,964,366
2.00%, 06/01/51	3,500	2,885,080
2.00%, 07/01/51	4,068	3,345,700
2.00%, 08/01/51	4,947	4,058,770
2.00%, 09/01/51	1,585	1,300,618
2.00%, 10/01/51	12,393	10,198,643
2.00%, 11/01/51	10,673	8,772,461
2.00%, 12/01/51	5,767	4,740,556
2.00%, 01/01/52	7,901	6,489,626
2.00%, 02/01/52	15,582	12,754,841
2.00%, 03/01/52	25,865	21,172,260
2.00%, 04/01/52	4,786	3,919,769
2.00%, 05/01/52	20,445	16,744,366
2.00%, 07/01/52	1,276	1,045,925
2.00%, 12/13/53(h)	12,600	10,249,648
2.50%, 01/01/32	46	43,744
2.50%, 04/01/32	199	193,200
2.50%, 06/01/32	81	78,197
2.50%, 01/01/33	32	31,381
2.50%, 11/01/34	276	262,353
2.50%, 07/01/35	380	362,540
2.50%, 10/01/35	1,601	1,524,942
2.50%, 03/01/36	659	626,366
2.50%, 05/01/36	1,370	1,299,374
2.50%, 06/01/36	344	326,520
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 07/01/36	$1,332	$1,262,634
2.50%, 08/01/36	1,617	1,532,019
2.50%, 03/01/37	770	727,906
2.50%, 04/01/37	1,788	1,690,707
2.50%, 05/01/37	1,633	1,543,270
2.50%, 06/01/37	687	649,435
2.50%, 12/16/40(h)	8,188	7,736,751
2.50%, 04/01/47	11	9,629
2.50%, 05/01/50	1,981	1,707,744
2.50%, 06/01/50	75	63,627
2.50%, 07/01/50	189	164,756
2.50%, 08/01/50	205	177,846
2.50%, 09/01/50	1,303	1,127,522
2.50%, 10/01/50	501	433,140
2.50%, 11/01/50	6,232	5,401,597
2.50%, 12/01/50	5,850	4,992,130
2.50%, 01/01/51	890	764,765
2.50%, 02/01/51	1,418	1,219,467
2.50%, 03/01/51	1,611	1,388,862
2.50%, 04/01/51	260	221,404
2.50%, 07/01/51	4,140	3,551,158
2.50%, 08/01/51	7,889	6,801,885
2.50%, 09/01/51	10,527	9,026,992
2.50%, 10/01/51	12,637	10,890,094
2.50%, 11/01/51	5,287	4,536,890
2.50%, 12/01/51	16,238	13,935,311
2.50%, 01/01/52	15,342	13,160,354
2.50%, 02/01/52	13,549	11,598,516
2.50%, 03/01/52	5,948	5,094,375
2.50%, 04/01/52	4,154	3,558,196
2.50%, 05/01/52	1,801	1,541,763
2.50%, 07/01/52	3,290	2,815,318
2.50%, 12/11/55(h)	7,075	6,018,434
3.00%, 03/01/30	404	398,462
3.00%, 01/01/31	22	21,507
3.00%, 08/01/32	49	48,013
3.00%, 10/01/33	21	20,190
3.00%, 07/01/34	5	4,635
3.00%, 09/01/34	35	33,515
3.00%, 11/01/34	18	17,075
3.00%, 12/01/34	42	40,711
3.00%, 03/01/35	131	127,284
3.00%, 07/01/35	106	102,446
3.00%, 10/01/35	360	349,233
3.00%, 04/01/37	1,022	983,461
3.00%, 07/01/37	582	562,247
3.00%, 11/01/38	4,533	4,362,973
3.00%, 12/16/40(h)	3,893	3,746,358
3.00%, 07/01/46	351	321,375
3.00%, 11/01/46	724	659,367
3.00%, 12/01/46	347	316,085
3.00%, 12/01/47	152	137,639
3.00%, 01/01/48	55	50,206
3.00%, 03/01/48	967	878,722
3.00%, 11/01/48	104	94,688
3.00%, 02/01/49	3,536	3,238,096
3.00%, 09/01/49	8	7,407
3.00%, 11/01/49	6	5,765
3.00%, 12/01/49	79	70,657
3.00%, 02/01/50	1,494	1,345,670
3.00%, 03/01/50	129	116,067

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/50	$58	$52,133
3.00%, 06/01/50	3,072	2,747,010
3.00%, 07/01/50	2,015	1,810,814
3.00%, 08/01/50	1,557	1,412,528
3.00%, 09/01/50	468	420,686
3.00%, 10/01/50	3,550	3,173,903
3.00%, 11/01/50	822	738,357
3.00%, 12/01/50	388	348,023
3.00%, 01/01/51	1,019	917,836
3.00%, 04/01/51	6,513	5,787,355
3.00%, 05/01/51	2,787	2,509,723
3.00%, 06/01/51	8,892	7,976,982
3.00%, 07/01/51	4,012	3,602,147
3.00%, 08/01/51	802	723,765
3.00%, 11/01/51	455	407,181
3.00%, 01/01/52	3,193	2,837,355
3.00%, 02/01/52	1,971	1,773,953
3.00%, 03/01/52	6,365	5,697,306
3.00%, 04/01/52	8,051	7,216,619
3.00%, 05/01/52	2,564	2,293,656
3.00%, 07/01/52	2,224	1,983,317
3.00%, 12/11/55(h)	3,550	3,152,454
3.50%, 06/01/33	13	12,525
3.50%, 11/01/33	10	9,987
3.50%, 02/01/34	252	248,173
3.50%, 07/01/34	4	4,290
3.50%, 08/01/34	8	7,641
3.50%, 01/01/35	11	10,574
3.50%, 11/01/38	4,587	4,469,845
3.50%, 12/16/40(h)	1,072	1,042,561
3.50%, 09/01/42	2,036	1,943,971
3.50%, 07/01/45	3,455	3,260,287
3.50%, 08/01/45	34	32,451
3.50%, 01/01/46	77	73,998
3.50%, 09/01/46	318	301,286
3.50%, 01/01/47	47	44,211
3.50%, 07/01/47	1,528	1,454,527
3.50%, 08/01/47	10	8,984
3.50%, 10/01/47	901	847,111
3.50%, 11/01/47	224	210,821
3.50%, 01/01/48	1,674	1,574,203
3.50%, 02/01/48	682	640,816
3.50%, 04/01/48	53	49,651
3.50%, 07/01/48	141	133,303
3.50%, 11/01/48	8	7,940
3.50%, 01/01/49	93	87,673
3.50%, 02/01/49	236	223,158
3.50%, 03/01/49	671	630,644
3.50%, 06/01/49	2,212	2,079,072
3.50%, 08/01/49	839	788,899
3.50%, 09/01/49	1,811	1,693,587
3.50%, 04/01/50	131	123,366
3.50%, 05/01/50	4,470	4,188,641
3.50%, 06/01/50	258	240,791
3.50%, 07/01/50	392	366,650
3.50%, 02/01/51	3,728	3,485,121
3.50%, 10/01/51	696	655,119
3.50%, 04/01/52	4,278	3,991,472
3.50%, 05/01/52	10,512	9,775,225
3.50%, 06/01/52	4,866	4,549,286
3.50%, 07/01/52	1,709	1,588,122
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 12/11/55(h)	$6,828	$6,314,847
4.00%, 07/01/33	8	7,730
4.00%, 08/01/37	167	165,979
4.00%, 09/01/37	224	222,287
4.00%, 11/01/37	325	321,600
4.00%, 02/01/38	169	167,345
4.00%, 05/01/38	148	145,938
4.00%, 11/01/38	89	88,035
4.00%, 11/01/39	1,325	1,308,039
4.00%, 12/01/39	3,094	3,053,473
4.00%, 12/15/39(h)	2,025	1,997,417
4.00%, 01/01/46	213	208,003
4.00%, 10/01/46	7	6,460
4.00%, 07/01/47	1,429	1,383,634
4.00%, 08/01/47	270	263,238
4.00%, 09/01/47	323	312,661
4.00%, 05/01/48	1,905	1,840,464
4.00%, 09/01/48	2,131	2,058,982
4.00%, 10/01/48	4	4,065
4.00%, 12/01/48	2	2,087
4.00%, 01/01/49	1,157	1,117,705
4.00%, 03/01/49	1,316	1,270,587
4.00%, 05/01/49	12	12,154
4.00%, 06/01/49	13	12,476
4.00%, 07/01/49	1,752	1,692,655
4.00%, 11/01/49	235	225,707
4.00%, 12/01/49	8	7,274
4.00%, 01/01/50	71	68,516
4.00%, 04/01/50	1,551	1,495,693
4.00%, 05/01/50	930	895,686
4.00%, 05/01/51	226	218,818
4.00%, 04/01/52	537	514,239
4.00%, 05/01/52	1,239	1,188,098
4.00%, 06/01/52	1,415	1,355,681
4.00%, 07/01/52	3,129	2,998,352
4.00%, 08/01/52	3,323	3,183,059
4.00%, 09/01/52	487	466,274
4.00%, 10/01/52	599	576,610
4.00%, 12/01/52	4,488	4,293,727
4.00%, 02/01/53	3,598	3,472,739
4.00%, 12/11/55(h)	9,625	9,166,231
4.50%, 12/15/39(h)	25	25,009
4.50%, 10/01/47	8	7,622
4.50%, 08/01/48	18	17,766
4.50%, 10/01/48	338	336,421
4.50%, 11/01/48	14	14,542
4.50%, 12/01/48	17	17,663
4.50%, 01/01/49	53	52,821
4.50%, 02/01/49	70	69,854
4.50%, 04/01/49	132	131,826
4.50%, 05/01/49	9	8,875
4.50%, 09/01/50	1,051	1,045,762
4.50%, 05/01/52	358	355,716
4.50%, 06/01/52	1,818	1,788,839
4.50%, 07/01/52	189	187,314
4.50%, 08/01/52	1,552	1,536,361
4.50%, 09/01/52	3,401	3,358,153
4.50%, 10/01/52	7,568	7,469,783
4.50%, 11/01/52	945	929,745
4.50%, 12/01/52	3,803	3,770,184
4.50%, 08/01/53	866	854,746

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 12/11/55(h)	$10,070	$9,857,016
5.00%, 06/01/48	105	106,962
5.00%, 04/01/49	9	9,185
5.00%, 12/01/49	306	312,727
5.00%, 08/01/52	345	348,446
5.00%, 09/01/52	732	739,414
5.00%, 10/01/52	715	720,883
5.00%, 11/01/52	1,711	1,724,508
5.00%, 12/01/52	982	991,701
5.00%, 01/01/53	6,824	6,882,694
5.00%, 03/01/53	501	506,862
5.00%, 04/01/53	1,918	1,923,381
5.00%, 05/01/53	562	563,291
5.00%, 06/01/53	1,262	1,275,697
5.00%, 08/01/53	5,978	5,987,620
5.00%, 02/01/54	2,036	2,036,796
5.00%, 10/01/54	4,272	4,264,790
5.00%, 11/01/54	1,781	1,783,379
5.00%, 01/01/55	3,268	3,273,002
5.00%, 12/11/55(h)	6,950	6,935,238
5.50%, 09/01/52	389	401,932
5.50%, 11/01/52	965	987,343
5.50%, 12/01/52	2,011	2,066,366
5.50%, 01/01/53	2,018	2,078,424
5.50%, 02/01/53	3,122	3,182,807
5.50%, 03/01/53	1,987	2,036,777
5.50%, 04/01/53	5,491	5,612,340
5.50%, 05/01/53	6,595	6,702,295
5.50%, 06/01/53	481	494,847
5.50%, 07/01/53	1,727	1,770,582
5.50%, 08/01/53	1,877	1,905,318
5.50%, 09/01/53	3,266	3,314,958
5.50%, 03/01/54	2,693	2,742,528
5.50%, 04/01/54	950	972,148
5.50%, 05/01/54	2,001	2,037,149
5.50%, 06/01/54	1,518	1,538,532
5.50%, 08/01/54	2,256	2,300,477
5.50%, 10/01/54	2,144	2,171,874
5.50%, 11/01/54	3,973	4,061,832
5.50%, 12/15/54(h)	8,851	8,962,576
5.50%, 03/01/55	855	872,021
6.00%, 12/01/52	132	136,070
6.00%, 01/01/53	410	430,686
6.00%, 06/01/53	235	242,743
6.00%, 07/01/53	980	1,004,130
6.00%, 08/01/53	5,570	5,781,684
6.00%, 09/01/53	3,245	3,348,991
6.00%, 11/01/53	2,683	2,760,671
6.00%, 12/01/53	564	583,240
6.00%, 02/01/54	350	360,869
6.00%, 03/01/54	616	632,743
6.00%, 04/01/54	1,688	1,739,028
6.00%, 05/01/54	4,364	4,509,130
6.00%, 07/01/54	594	615,540
6.00%, 08/01/54	5,246	5,404,115
6.00%, 09/01/54	1,978	2,056,008
6.00%, 10/01/54	1,535	1,570,274
6.00%, 12/15/54(h)	8,750	8,958,680
6.00%, 02/01/55	1,191	1,226,455
6.00%, 04/01/55	498	516,295
6.00%, 05/01/55	363	375,212
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 10/01/53	$3,450	$3,616,131
6.50%, 11/01/53	2,428	2,513,258
6.50%, 12/01/53	3,703	3,880,129
6.50%, 01/01/54	3,172	3,329,847
6.50%, 02/01/54	1,023	1,075,098
6.50%, 03/01/54	2,165	2,253,769
6.50%, 04/01/54	632	664,936
6.50%, 07/01/54	685	717,234
6.50%, 08/01/54	2,943	3,067,827
6.50%, 09/01/54	400	417,010
6.50%, 12/15/54(h)	700	725,134
6.50%, 01/01/55	1,910	1,990,749
6.50%, 02/01/55	2,003	2,093,633
6.50%, 04/01/55	1,242	1,292,490
		1,051,669,531
U.S. Government Agency Obligations — 0.1%
Federal National Mortgage Association
5.63%, 07/15/37	2,142	2,397,999
6.21%, 08/06/38	110	129,589
6.63%, 11/15/30	440	499,118
7.13%, 01/15/30	750	850,171
		3,876,877
U.S. Government Obligations — 44.9%
U.S. Treasury Note/Bond
0.38%, 09/30/27	5,400	5,101,523
0.50%, 04/30/27	2,350	2,251,502
0.50%, 05/31/27	2,080	1,988,106
0.50%, 06/30/27	1,900	1,812,051
0.50%, 08/31/27	6,300	5,979,094
0.50%, 10/31/27	9,250	8,737,998
0.63%, 03/31/27	1,000	962,031
0.63%, 11/30/27	7,450	7,039,377
0.63%, 12/31/27	10,300	9,710,164
0.63%, 05/15/30	2,600	2,285,766
0.63%, 08/15/30	7,300	6,368,109
0.75%, 01/31/28	6,300	5,942,672
0.88%, 11/15/30	14,652	12,851,407
1.00%, 07/31/28	7,714	7,228,259
1.13%, 02/28/27	2,850	2,764,945
1.13%, 02/29/28	6,958	6,605,208
1.13%, 08/31/28	8,750	8,211,328
1.13%, 02/15/31	14,700	12,994,570
1.13%, 05/15/40	7,410	4,793,344
1.13%, 08/15/40	10,130	6,483,200
1.25%, 11/30/26	7,200	7,031,813
1.25%, 12/31/26	8,600	8,384,328
1.25%, 03/31/28	7,100	6,747,773
1.25%, 04/30/28	6,080	5,766,975
1.25%, 05/31/28	7,902	7,481,589
1.25%, 06/30/28	7,770	7,343,257
1.25%, 09/30/28	12,200	11,468,000
1.25%, 08/15/31	12,400	10,858,719
1.25%, 05/15/50	7,410	3,676,055
1.38%, 10/31/28	6,961	6,554,760
1.38%, 12/31/28	5,750	5,397,363
1.38%, 11/15/31	17,668	15,482,965
1.38%, 11/15/40	7,971	5,274,560
1.38%, 08/15/50	7,620	3,881,438
1.50%, 01/31/27	11,629	11,350,086
1.50%, 11/30/28	6,488	6,122,036

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.50%, 02/15/30	$4,200	$3,864,984
1.63%, 11/30/26	2,800	2,744,875
1.63%, 05/15/31	10,430	9,392,704
1.63%, 11/15/50	7,649	4,155,558
1.75%, 12/31/26	4,750	4,655,557
1.75%, 01/31/29	7,200	6,822,563
1.75%, 08/15/41	11,115	7,645,036
1.88%, 02/28/27	5,800	5,679,695
1.88%, 02/28/29	6,212	5,901,400
1.88%, 02/15/32	10,600	9,517,641
1.88%, 02/15/41	14,399	10,259,287
1.88%, 02/15/51	8,634	4,991,531
1.88%, 11/15/51	12,126	6,940,240
2.00%, 11/15/41	10,797	7,686,114
2.00%, 02/15/50	4,450	2,692,250
2.00%, 08/15/51	12,748	7,559,166
2.25%, 02/15/27	5,900	5,806,891
2.25%, 08/15/27	2,100	2,055,621
2.25%, 11/15/27	5,070	4,949,786
2.25%, 05/15/41	8,042	6,034,013
2.25%, 08/15/46	6,855	4,629,267
2.25%, 08/15/49	3,400	2,195,125
2.25%, 02/15/52	11,167	7,005,548
2.38%, 05/15/27	6,750	6,637,676
2.38%, 03/31/29	6,200	5,978,156
2.38%, 05/15/29	6,090	5,864,004
2.38%, 02/15/42	7,250	5,441,049
2.38%, 11/15/49	3,690	2,441,166
2.38%, 05/15/51	8,937	5,818,825
2.50%, 03/31/27	7,051	6,952,396
2.50%, 02/15/45	2,250	1,630,898
2.50%, 02/15/46	6,050	4,319,133
2.50%, 05/15/46	4,950	3,522,234
2.63%, 05/31/27	7,524	7,422,896
2.63%, 02/15/29	5,215	5,075,254
2.63%, 07/31/29	3,285	3,182,857
2.75%, 04/30/27	6,220	6,150,268
2.75%, 07/31/27	7,000	6,910,859
2.75%, 02/15/28	4,225	4,158,654
2.75%, 05/31/29	4,700	4,581,031
2.75%, 08/15/32	11,000	10,338,281
2.75%, 08/15/42	1,475	1,162,023
2.75%, 11/15/42	3,425	2,687,020
2.75%, 08/15/47	4,300	3,153,781
2.75%, 11/15/47	5,500	4,021,875
2.88%, 05/15/28	7,058	6,955,596
2.88%, 08/15/28	6,900	6,791,109
2.88%, 04/30/29	5,440	5,326,950
2.88%, 05/15/32	10,100	9,598,156
2.88%, 05/15/43	1,600	1,267,000
2.88%, 08/15/45	3,395	2,608,315
2.88%, 11/15/46	3,800	2,879,688
2.88%, 05/15/49	1,435	1,058,313
2.88%, 05/15/52	7,610	5,489,902
3.00%, 05/15/42	170	139,480
3.00%, 11/15/44	1,600	1,265,750
3.00%, 05/15/45	1,665	1,311,188
3.00%, 11/15/45	4,316	3,377,944
3.00%, 02/15/47	4,475	3,456,238
3.00%, 05/15/47	3,900	3,004,828
3.00%, 02/15/48	11,765	8,989,195
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.00%, 08/15/48	$3,855	$2,930,402
3.00%, 02/15/49	2,225	1,684,047
3.00%, 08/15/52	8,700	6,432,563
3.13%, 08/31/27	5,564	5,525,530
3.13%, 11/15/28	275	272,143
3.13%, 08/31/29	6,900	6,799,195
3.13%, 11/15/41	825	694,676
3.13%, 02/15/42	1,000	838,594
3.13%, 02/15/43	2,500	2,062,500
3.13%, 08/15/44	1,600	1,295,000
3.13%, 05/15/48	10,450	8,149,367
3.25%, 06/30/27	6,540	6,510,621
3.25%, 06/30/29	5,500	5,447,148
3.25%, 05/15/42	6,629	5,635,346
3.38%, 09/15/27	13,170	13,136,561
3.38%, 09/15/28	5,891	5,873,511
3.38%, 05/15/33	13,850	13,447,484
3.38%, 08/15/42	4,913	4,234,392
3.38%, 05/15/44	1,020	860,147
3.38%, 11/15/48	8,400	6,819,750
3.50%, 09/30/27	8,206	8,203,436
3.50%, 10/31/27	4,728	4,726,892
3.50%, 01/31/28	7,000	7,000,000
3.50%, 04/30/28	5,400	5,401,266
3.50%, 10/15/28	11,234	11,236,633
3.50%, 11/15/28	844	844,264
3.50%, 09/30/29	9,318	9,302,713
3.50%, 01/31/30	8,400	8,379,000
3.50%, 04/30/30	9,000	8,970,469
3.50%, 02/15/33	13,501	13,241,528
3.50%, 02/15/39	1,350	1,248,328
3.63%, 08/31/27	8,666	8,680,218
3.63%, 03/31/28	8,500	8,526,562
3.63%, 05/31/28	9,000	9,029,531
3.63%, 08/15/28	8,082	8,111,045
3.63%, 08/31/29	8,745	8,769,595
3.63%, 03/31/30	5,180	5,190,117
3.63%, 08/31/30	9,247	9,258,559
3.63%, 09/30/30	10,518	10,530,326
3.63%, 10/31/30	3,135	3,138,429
3.63%, 09/30/31	6,668	6,647,163
3.63%, 08/15/43	1,225	1,079,340
3.63%, 02/15/44	720	631,238
3.63%, 02/15/53	13,402	11,190,670
3.63%, 05/15/53	10,610	8,849,403
3.75%, 04/30/27	10,917	10,943,440
3.75%, 06/30/27	7,399	7,422,411
3.75%, 08/15/27	7,403	7,429,315
3.75%, 04/15/28	5,593	5,625,335
3.75%, 05/15/28	5,658	5,692,921
3.75%, 12/31/28	7,147	7,200,044
3.75%, 05/31/30	10,000	10,067,969
3.75%, 06/30/30	6,000	6,041,250
3.75%, 12/31/30	4,806	4,834,536
3.75%, 08/31/31	9,079	9,112,337
3.75%, 10/31/32	9,646	9,626,407
3.75%, 11/15/43	300	268,359
3.88%, 03/31/27	12,265	12,310,515
3.88%, 05/31/27	11,979	12,034,216
3.88%, 07/31/27	8,519	8,564,590
3.88%, 10/15/27	6,457	6,498,365

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 11/30/27	$17,994	$18,121,223
3.88%, 12/31/27	9,505	9,576,287
3.88%, 03/15/28	6,282	6,335,986
3.88%, 06/15/28	12,174	12,290,033
3.88%, 07/15/28	6,613	6,676,547
3.88%, 09/30/29	12,672	12,818,520
3.88%, 11/30/29	3,800	3,844,531
3.88%, 12/31/29	8,000	8,095,000
3.88%, 04/30/30	14,900	15,082,758
3.88%, 06/30/30	8,988	9,096,839
3.88%, 07/31/30	13,302	13,464,118
3.88%, 08/31/32	3,595	3,617,469
3.88%, 09/30/32	3,337	3,356,813
3.88%, 08/15/33	15,595	15,629,114
3.88%, 08/15/34	16,714	16,651,322
3.88%, 08/15/40	300	282,141
3.88%, 02/15/43	5,119	4,699,882
3.88%, 05/15/43	5,452	4,994,543
4.00%, 01/15/27	7,155	7,185,465
4.00%, 12/15/27	14,025	14,163,059
4.00%, 02/29/28	8,000	8,086,875
4.00%, 06/30/28	10,146	10,274,410
4.00%, 01/31/29	6,981	7,081,897
4.00%, 07/31/29	8,300	8,430,336
4.00%, 10/31/29	11,057	11,236,676
4.00%, 02/28/30	15,400	15,659,875
4.00%, 03/31/30	8,017	8,152,913
4.00%, 05/31/30	8,459	8,606,372
4.00%, 07/31/30	4,349	4,424,768
4.00%, 01/31/31	9,424	9,587,447
4.00%, 04/30/32	5,944	6,032,696
4.00%, 06/30/32	6,720	6,816,600
4.00%, 07/31/32	8,195	8,308,962
4.00%, 02/15/34	16,413	16,548,920
4.00%, 11/15/35	2,051	2,048,436
4.00%, 11/15/42	5,300	4,953,844
4.00%, 11/15/52	6,800	6,071,125
4.13%, 01/31/27	6,698	6,736,984
4.13%, 02/15/27	6,536	6,576,595
4.13%, 02/28/27	11,264	11,335,280
4.13%, 09/30/27	5,371	5,427,857
4.13%, 10/31/27	4,800	4,854,187
4.13%, 11/15/27	5,887	5,954,838
4.13%, 07/31/28	11,582	11,767,493
4.13%, 03/31/29	8,484	8,644,401
4.13%, 10/31/29	17,861	18,230,779
4.13%, 11/30/29	8,402	8,578,573
4.13%, 08/31/30	6,200	6,340,469
4.13%, 03/31/31	4,537	4,642,982
4.13%, 07/31/31	10,676	10,922,882
4.13%, 10/31/31	9,000	9,203,906
4.13%, 11/30/31	9,241	9,450,366
4.13%, 02/29/32	9,329	9,535,258
4.13%, 03/31/32	5,132	5,244,663
4.13%, 05/31/32	9,330	9,532,636
4.13%, 11/15/32	10,861	11,086,705
4.13%, 08/15/44	6,349	5,955,164
4.13%, 08/15/53	7,648	6,979,995
4.25%, 11/30/26	5,378	5,409,092
4.25%, 12/31/26	11,796	11,872,029
4.25%, 03/15/27	7,278	7,337,987
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 01/15/28	$6,854	$6,957,881
4.25%, 02/15/28	13,356	13,567,818
4.25%, 02/28/29	7,864	8,039,711
4.25%, 06/30/29	8,144	8,339,965
4.25%, 01/31/30	7,911	8,118,664
4.25%, 02/28/31	5,200	5,352,344
4.25%, 06/30/31	10,997	11,320,896
4.25%, 11/15/34	18,766	19,194,099
4.25%, 05/15/35	16,323	16,667,313
4.25%, 08/15/35	16,046	16,366,920
4.25%, 05/15/39	1,200	1,193,063
4.25%, 11/15/40	250	244,922
4.25%, 02/15/54	12,286	11,452,856
4.25%, 08/15/54	12,502	11,652,255
4.38%, 12/15/26	5,808	5,851,509
4.38%, 07/15/27	8,218	8,325,219
4.38%, 08/31/28	11,011	11,262,188
4.38%, 11/30/28	7,600	7,787,625
4.38%, 12/31/29	8,348	8,604,310
4.38%, 11/30/30	6,000	6,206,719
4.38%, 01/31/32	7,320	7,583,063
4.38%, 05/15/34	16,163	16,718,603
4.38%, 02/15/38	2,400	2,452,500
4.38%, 11/15/39	150	150,188
4.38%, 05/15/40	250	249,375
4.38%, 05/15/41	500	495,234
4.38%, 08/15/43	7,067	6,892,533
4.50%, 04/15/27	9,484	9,599,957
4.50%, 05/15/27	9,182	9,303,948
4.50%, 05/31/29	8,783	9,062,958
4.50%, 12/31/31	6,546	6,825,739
4.50%, 11/15/33	16,210	16,921,720
4.50%, 02/15/36	900	940,078
4.50%, 05/15/38	6,052	6,246,799
4.50%, 08/15/39	2,000	2,033,750
4.50%, 02/15/44	6,187	6,115,463
4.50%, 11/15/54	8,591	8,352,063
4.63%, 06/15/27	7,994	8,121,717
4.63%, 09/30/28	10,937	11,269,382
4.63%, 04/30/29	9,000	9,317,109
4.63%, 09/30/30	6,255	6,535,498
4.63%, 04/30/31	5,212	5,461,199
4.63%, 05/31/31	5,000	5,239,453
4.63%, 02/15/35	19,112	20,085,517
4.63%, 02/15/40	250	256,484
4.63%, 05/15/44	5,585	5,601,580
4.63%, 11/15/44	5,374	5,379,878
4.63%, 05/15/54	8,598	8,532,172
4.63%, 02/15/55	8,441	8,377,692
4.63%, 11/15/55	4,178	4,151,235
4.75%, 02/15/37	500	530,625
4.75%, 11/15/43	7,211	7,358,600
4.75%, 02/15/45	6,725	6,836,383
4.75%, 11/15/53	8,191	8,274,190
4.75%, 05/15/55	8,581	8,692,285
4.75%, 08/15/55	8,345	8,457,136
4.88%, 10/31/28	5,694	5,908,860
4.88%, 10/31/30	5,000	5,283,203
4.88%, 08/15/45	5,288	5,457,381
5.00%, 05/15/37	2,400	2,600,250
5.00%, 05/15/45	5,521	5,792,737

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
5.38%, 02/15/31	$1,000	$1,080,078
6.13%, 08/15/29	1,000	1,085,781
6.25%, 05/15/30	100	110,742
6.38%, 08/15/27	800	835,781
		1,940,603,042
Total U.S. Government & Agency Obligations — 69.3% (Cost: $3,101,503,835)		2,997,532,217
Total Long-Term Investments — 98.6% (Cost: $4,392,078,515)		4,266,966,744
	Shares
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(i)(j)	194,822,565	194,919,976
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(i)(j)(k)	8,251,232	8,251,233
Total Short-Term Securities — 4.7% (Cost: $203,089,697)		203,171,209
Total Investments — 103.3% (Cost: $4,595,168,212)		4,470,137,953
Liabilities in Excess of Other Assets — (3.3)%		(144,547,573)
Net Assets — 100.0%		$4,325,590,380

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Perpetual security with no stated maturity date.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$162,629,793	$32,285,840 (a)	$—	$4,032	$311	$194,919,976	194,822,565	$5,207,292	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,866,968	3,384,265 (a)	—	—	—	8,251,233	8,251,233	38,911 (b)	—
				$4,032	$311	$203,171,209		$5,246,203	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$16,001,398	$—	$16,001,398
Collateralized Mortgage Obligations	—	49,130,179	—	49,130,179
Corporate Bonds & Notes	—	1,068,712,900	—	1,068,712,900
Foreign Government Obligations	—	135,462,133	—	135,462,133
Municipal Debt Obligations	—	127,917	—	127,917
U.S. Government & Agency Obligations	—	2,997,532,217	—	2,997,532,217
Short-Term Securities
Money Market Funds	203,171,209	—	—	203,171,209
	$203,171,209	$4,266,966,744	$—	$4,470,137,953

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
SOFR	Secured Overnight Financing Rate